UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Series Growth & Income

Fund

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Actual	.67%	$ 1,000.00	$ 960.50	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.77	$ 3.40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.2	4.5
General Electric Co.*	3.8	3.4
Microsoft Corp.*	3.3	2.9
Apple, Inc.	3.1	3.7
Bank of America Corp.	2.9	2.6
Citigroup, Inc.	2.6	2.7
Procter & Gamble Co.	2.2	2.0
Chevron Corp.	2.2	2.0
Johnson & Johnson	2.1	1.7
Qualcomm Technologies, Inc.	1.9	1.6
	28.3
* Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	23.0
Information Technology	21.0	21.1
Industrials	13.0	12.9
Health Care	12.3	10.5
Energy	9.6	8.9
Asset Allocation (% of fund's net assets)
As of December 31, 2015*		As of June 30, 2015**
	Stocks 98.2%		Stocks 98.8%
	Convertible Securities 1.1%		Convertible Securities 1.0%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	12.0%	** Foreign investments	11.9%
Written options	0.0%	Written options	0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.1%
Harley-Davidson, Inc.	19,800	$ 898,722
Diversified Consumer Services - 0.2%
H&R Block, Inc.	20,053	667,965
ServiceMaster Global Holdings, Inc. (a)	54,000	2,118,960
		2,786,925
Hotels, Restaurants & Leisure - 0.9%
Cedar Fair LP (depositary unit)	1,100	61,424
Dunkin' Brands Group, Inc.	23,000	979,570
Las Vegas Sands Corp.	63,700	2,792,608
Yum! Brands, Inc.	88,201	6,443,083
		10,276,685
Household Durables - 0.2%
Tupperware Brands Corp.	44,300	2,465,295
Leisure Products - 0.2%
Mattel, Inc.	86,300	2,344,771
Polaris Industries, Inc.	3,400	292,230
		2,637,001
Media - 4.1%
Comcast Corp. Class A	334,290	18,863,985
Scripps Networks Interactive, Inc. Class A	112,250	6,197,323
Sinclair Broadcast Group, Inc. Class A (d)	121,971	3,968,936
Time Warner, Inc.	202,741	13,111,260
Viacom, Inc. Class B (non-vtg.)	143,900	5,922,924
		48,064,428
Multiline Retail - 1.9%
Dillard's, Inc. Class A	4,500	295,695
Target Corp.	293,563	21,315,609
		21,611,304
Specialty Retail - 1.1%
Lowe's Companies, Inc. (f)	162,377	12,347,147
TOTAL CONSUMER DISCRETIONARY		101,087,507
CONSUMER STAPLES - 8.0%
Beverages - 2.8%
Diageo PLC	211,627	5,779,059
PepsiCo, Inc.	62,994	6,294,360
The Coca-Cola Co.	477,448	20,511,166
		32,584,585
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
CVS Health Corp.	76,390	$ 7,468,650
Wal-Mart Stores, Inc.	12,500	766,250
Walgreens Boots Alliance, Inc.	47,038	4,005,521
		12,240,421
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	23,100	1,823,745
Household Products - 2.2%
Procter & Gamble Co.	328,017	26,047,830
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	1,300	114,478
Tobacco - 1.7%
British American Tobacco PLC sponsored ADR	60,685	6,702,658
Imperial Tobacco Group PLC	34,250	1,810,872
Philip Morris International, Inc.	131,587	11,567,813
		20,081,343
TOTAL CONSUMER STAPLES		92,892,402
ENERGY - 9.5%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	35,300	1,629,095
Ensco PLC Class A	182,700	2,811,753
Helmerich & Payne, Inc.	25,000	1,338,750
National Oilwell Varco, Inc.	72,100	2,414,629
Oceaneering International, Inc.	114,900	4,311,048
Schlumberger Ltd.	56,220	3,921,345
		16,426,620
Oil, Gas & Consumable Fuels - 8.1%
Apache Corp.	204,147	9,078,417
Cenovus Energy, Inc.	156,500	1,979,295
Chevron Corp.	285,988	25,727,480
ConocoPhillips Co.	129,400	6,041,686
EQT Midstream Partners LP	31,800	2,399,628
Golar LNG Ltd.	96,700	1,526,893
Imperial Oil Ltd.	263,200	8,574,876
Kinder Morgan, Inc.	236,200	3,524,104
Legacy Reserves LP	171,200	299,600
MPLX LP	92,040	3,619,933
PrairieSky Royalty Ltd.	132,860	2,104,713
Suncor Energy, Inc.	605,090	15,620,304
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	180,674	$ 4,643,322
Williams Partners LP	291,580	8,120,503
		93,260,754
TOTAL ENERGY		109,687,374
FINANCIALS - 22.1%
Banks - 15.1%
Bank of America Corp.	2,011,637	33,855,851
Citigroup, Inc.	582,431	30,140,804
Comerica, Inc.	112,200	4,693,326
Commerce Bancshares, Inc.	35,335	1,503,151
Fifth Third Bancorp	151,500	3,045,150
JPMorgan Chase & Co.	735,798	48,584,745
Lloyds Banking Group PLC	473,600	509,591
M&T Bank Corp.	40,900	4,956,262
PNC Financial Services Group, Inc.	69,944	6,666,363
Regions Financial Corp.	643,400	6,176,640
Standard Chartered PLC (United Kingdom)	342,877	2,849,330
SunTrust Banks, Inc.	285,050	12,211,542
U.S. Bancorp	329,771	14,071,329
UMB Financial Corp.	7,700	358,435
Wells Fargo & Co.	110,700	6,017,652
		175,640,171
Capital Markets - 5.3%
Ashmore Group PLC (d)	127,800	483,065
Charles Schwab Corp. (f)	245,154	8,072,921
Franklin Resources, Inc.	42,800	1,575,896
Invesco Ltd.	89,400	2,993,112
KKR & Co. LP	432,678	6,745,450
Morgan Stanley	275,780	8,772,562
Northern Trust Corp.	136,610	9,848,215
Oaktree Capital Group LLC Class A	45,300	2,161,716
PJT Partners, Inc. (a)	174	4,922
State Street Corp.	273,374	18,141,099
T. Rowe Price Group, Inc.	1,700	121,533
The Blackstone Group LP	101,000	2,953,240
		61,873,731
Insurance - 1.1%
ACE Ltd.	8,100	946,485
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	59,819	$ 3,316,964
MetLife, Inc.	105,939	5,107,319
Principal Financial Group, Inc.	70,700	3,180,086
		12,550,854
Real Estate Investment Trusts - 0.3%
American Tower Corp.	15,200	1,473,640
Crown Castle International Corp.	12,800	1,106,560
First Potomac Realty Trust	10,379	118,321
Sabra Health Care REIT, Inc.	38,200	772,786
		3,471,307
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	62,400	550,992
Radian Group, Inc.	187,152	2,505,965
		3,056,957
TOTAL FINANCIALS		256,593,020
HEALTH CARE - 11.6%
Biotechnology - 1.8%
AbbVie, Inc.	92,100	5,456,004
Amgen, Inc.	49,665	8,062,119
Biogen, Inc. (a)	22,000	6,739,700
Intercept Pharmaceuticals, Inc. (a)	7,700	1,149,995
		21,407,818
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	117,691	5,285,503
Ansell Ltd.	78,554	1,217,368
Medtronic PLC	152,668	11,743,223
St. Jude Medical, Inc.	22,800	1,408,356
Zimmer Biomet Holdings, Inc.	52,600	5,396,234
		25,050,684
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	19,400	1,731,838
Express Scripts Holding Co. (a)	17,700	1,547,157
McKesson Corp.	54,425	10,734,243
Patterson Companies, Inc.	57,177	2,584,972
		16,598,210
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	71,400	2,985,234
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	98,000	$ 1,395,105
Bristol-Myers Squibb Co.	27,100	1,864,209
GlaxoSmithKline PLC sponsored ADR	422,740	17,057,559
Johnson & Johnson	235,674	24,208,433
Novartis AG sponsored ADR	2,632	226,457
Sanofi SA	12,460	1,061,863
Shire PLC sponsored ADR	19,500	3,997,500
Teva Pharmaceutical Industries Ltd. sponsored ADR	271,049	17,791,656
Theravance, Inc. (d)	66,400	699,856
		68,302,638
TOTAL HEALTH CARE		134,344,584
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.2%
Meggitt PLC	78,273	432,367
Rolls-Royce Group PLC	200,000	1,694,084
The Boeing Co.	109,979	15,901,864
United Technologies Corp.	81,820	7,860,447
		25,888,762
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	50,100	3,107,202
PostNL NV (a)	783,500	2,980,140
United Parcel Service, Inc. Class B	163,370	15,721,095
		21,808,437
Airlines - 0.2%
Copa Holdings SA Class A	45,400	2,191,004
Building Products - 0.2%
Lennox International, Inc.	15,500	1,935,950
Commercial Services & Supplies - 0.4%
ADT Corp. (d)	128,200	4,228,036
Electrical Equipment - 1.0%
Eaton Corp. PLC	46,800	2,435,472
Emerson Electric Co.	111,800	5,347,394
Hubbell, Inc. Class B	39,037	3,944,298
		11,727,164
Industrial Conglomerates - 3.8%
General Electric Co. (f)	1,400,266	43,618,286
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.7%
CLARCOR, Inc.	2,300	$ 114,264
Cummins, Inc.	11,400	1,003,314
Deere & Co. (d)	36,300	2,768,601
Donaldson Co., Inc.	56,900	1,630,754
IMI PLC	46,400	589,291
Pentair PLC	10,200	505,206
Xylem, Inc.	35,900	1,310,350
		7,921,780
Professional Services - 0.1%
Nielsen Holdings PLC	20,300	945,980
Road & Rail - 2.0%
CSX Corp.	335,612	8,709,131
J.B. Hunt Transport Services, Inc.	94,765	6,951,960
Kansas City Southern	43,100	3,218,277
Norfolk Southern Corp.	39,980	3,381,908
Union Pacific Corp.	20,000	1,564,000
		23,825,276
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc. (d)	3,800	769,842
Watsco, Inc.	35,151	4,117,237
		4,887,079
TOTAL INDUSTRIALS		148,977,754
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 3.3%
Cisco Systems, Inc. (f)	605,840	16,451,585
Qualcomm Technologies, Inc.	435,910	21,788,961
		38,240,546
Internet Software & Services - 3.4%
Alphabet, Inc.:
Class A (a)	26,259	20,429,765
Class C	22,534	17,100,602
Yahoo!, Inc. (a)	51,586	1,715,750
		39,246,117
IT Services - 5.4%
First Data Corp.	288,342	4,157,315
First Data Corp. Class A (a)	32,900	527,058
IBM Corp.	86,174	11,859,266
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	126,550	$ 12,320,908
Paychex, Inc. (f)	275,114	14,550,779
The Western Union Co.	34,530	618,432
Unisys Corp. (a)	173,100	1,912,755
Visa, Inc. Class A	219,380	17,012,919
		62,959,432
Semiconductors & Semiconductor Equipment - 0.4%
Marvell Technology Group Ltd.	59,600	525,672
Maxim Integrated Products, Inc.	101,600	3,860,800
Xilinx, Inc.	13,500	634,095
		5,020,567
Software - 4.0%
Microsoft Corp. (f)	696,408	38,636,716
Oracle Corp.	208,713	7,624,286
		46,261,002
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	340,406	35,831,136
EMC Corp.	474,000	12,172,320
HP, Inc.	109,000	1,290,560
Western Digital Corp.	28,300	1,699,415
		50,993,431
TOTAL INFORMATION TECHNOLOGY		242,721,095
MATERIALS - 3.2%
Chemicals - 2.8%
CF Industries Holdings, Inc.	52,200	2,130,282
E.I. du Pont de Nemours & Co.	60,030	3,997,998
LyondellBasell Industries NV Class A	29,500	2,563,550
Monsanto Co.	136,914	13,488,767
Potash Corp. of Saskatchewan, Inc.	200,710	3,437,759
Syngenta AG (Switzerland)	16,441	6,435,058
		32,053,414
Containers & Packaging - 0.3%
Ball Corp.	3,400	247,282
Packaging Corp. of America	16,500	1,040,325
WestRock Co.	45,900	2,093,958
		3,381,565
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	128,100	$ 867,237
Paper & Forest Products - 0.0%
International Paper Co.	8,400	316,680
TOTAL MATERIALS		36,618,896
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc. (f)	224,059	10,356,007
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	162,600	4,515,402
PPL Corp.	18,800	641,644
		5,157,046
TOTAL COMMON STOCKS (Cost $1,064,102,063)		1,138,435,685
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(g)	12,494	15,618
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00% (a)	31,187	8,597,944
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25% (a)	9,700	883,282
TOTAL CONVERTIBLE PREFERRED STOCKS		9,496,844
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	6,034,770	$ 8,896
TOTAL PREFERRED STOCKS (Cost $9,769,259)		9,505,740
Convertible Bonds - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21	$ 590,000	540,588
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 (g)	828,867	700,907
9.5% 4/15/19 (e)	741,000	787,313
Peabody Energy Corp. 4.75% 12/15/41	1,920,000	96,000
		1,584,220
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19	1,740,000	1,477,913
TOTAL CONVERTIBLE BONDS (Cost $5,213,602)		3,602,721
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (b)	7,562,301	$ 7,562,301
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	10,479,755	10,479,755
TOTAL MONEY MARKET FUNDS (Cost $18,042,056)		18,042,056
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,097,126,980)		1,169,586,202
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,646,244)
NET ASSETS - 100%		$ 1,158,939,958
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Charles Schwab Corp.	1/15/16 - $36.00	385	$ 12,320	$ (1,925)
Cisco Systems, Inc.	3/18/16 - $29.00	705	28,904	(23,970)
General Electric Co.	3/18/16 - $33.00	2,159	45,532	(61,532)
Lowe's Companies, Inc.	4/15/16 - $85.00	1,540	131,099	(85,469)
Microsoft Corp.	3/18/16 - $60.00	1,060	86,092	(76,320)
Paychex, Inc.	1/15/16 - $55.00	417	21,475	(5,213)
Verizon Communications, Inc.	3/18/16 - $48.00	417	19,599	(15,846)
TOTAL WRITTEN OPTIONS			$ 345,021	$ (270,275)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $787,313 or 0.1% of net assets.

(f) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $31,631,797.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $716,524 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/15	$ 828,867
NJOY, Inc. Series D	2/14/14	$ 211,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,894
Fidelity Securities Lending Cash Central Fund	50,574
Total	$ 54,468
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 101,103,125	$ 101,087,507	$ -	$ 15,618
Consumer Staples	92,892,402	87,113,343	5,779,059	-
Energy	109,687,374	109,687,374	-	-
Financials	256,593,020	256,083,429	509,591	-
Health Care	142,942,528	139,268,192	3,674,336	-
Industrials	149,869,932	147,292,566	2,577,366	-
Information Technology	242,721,095	238,563,780	4,157,315	-
Materials	36,618,896	30,183,838	6,435,058	-
Telecommunication Services	10,356,007	10,356,007	-	-
Utilities	5,157,046	5,157,046	-	-
Corporate Bonds	3,602,721	-	3,602,721	-
Money Market Funds	18,042,056	18,042,056	-	-
Total Investments in Securities:	$ 1,169,586,202	$ 1,142,835,138	$ 26,735,446	$ 15,618
Derivative Instruments:
Liabilities
Written Options	$ (270,275)	$ (270,275)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (270,275)
Total Value of Derivatives	$ -	$ (270,275)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.0%
United Kingdom	3.6%
Canada	2.9%
Israel	1.5%
Ireland	1.3%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,112,485) - See accompanying schedule: Unaffiliated issuers (cost $1,079,084,924)	$ 1,151,544,146
Fidelity Central Funds (cost $18,042,056)	18,042,056
Total Investments (cost $1,097,126,980)		$ 1,169,586,202
Foreign currency held at value (cost $40,698)		40,698
Receivable for investments sold		12,806,032
Receivable for fund shares sold		11,294
Dividends receivable		1,804,629
Interest receivable		31,012
Distributions receivable from Fidelity Central Funds		13,487
Prepaid expenses		2,569
Other receivables		14,605
Total assets		1,184,310,528

Liabilities
Payable for investments purchased	$ 1,632,059
Payable for fund shares redeemed	12,306,223
Accrued management fee	437,673
Written options, at value (premium received $345,021)	270,275
Other affiliated payables	207,055
Other payables and accrued expenses	37,530
Collateral on securities loaned, at value	10,479,755
Total liabilities		25,370,570

Net Assets		$ 1,158,939,958
Net Assets consist of:
Paid in capital		$ 1,093,708,554
Distributions in excess of net investment income		(2,479,688)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,814,362)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,525,454
Net Assets, for 93,914,978 shares outstanding		$ 1,158,939,958
Net Asset Value, offering price and redemption price per share ($1,158,939,958 ÷ 93,914,978 shares)		$ 12.34

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Dividends		$ 15,196,767
Interest		148,321
Income from Fidelity Central Funds		54,468
Total income		15,399,556

Expenses
Management fee	$ 2,706,527
Transfer agent fees	1,066,661
Accounting and security lending fees	195,565
Custodian fees and expenses	42,114
Independent trustees' compensation	2,691
Audit	26,932
Legal	2,638
Interest	1,494
Miscellaneous	3,804
Total expenses before reductions	4,048,426
Expense reductions	(14,293)	4,034,133
Net investment income (loss)		11,365,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,038,480
Foreign currency transactions	(23,650)
Total net realized gain (loss)		12,014,830
Change in net unrealized appreciation (depreciation) on: Investment securities	(70,922,840)
Assets and liabilities in foreign currencies	(6,522)
Written options	74,746
Total change in net unrealized appreciation (depreciation)		(70,854,616)
Net gain (loss)		(58,839,786)
Net increase (decrease) in net assets resulting from operations		$ (47,474,363)

See accompanying notes which are an integral part of the financial statements.

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Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,365,423	$ 23,872,019
Net realized gain (loss)	12,014,830	60,467,911
Change in net unrealized appreciation (depreciation)	(70,854,616)	(14,071,275)
Net increase (decrease) in net assets resulting from operations	(47,474,363)	70,268,655
Distributions to shareholders from net investment income	(18,841,252)	(22,269,148)
Distributions to shareholders from net realized gain	(58,610,461)	(47,511,266)
Total distributions	(77,451,713)	(69,780,414)
Share transactions
Proceeds from sales of shares	84,054,051	113,636,273
Reinvestment of distributions	77,451,712	69,780,414
Cost of shares redeemed	(152,416,105)	(266,983,046)
Net increase (decrease) in net assets resulting from share transactions	9,089,658	(83,566,359)
Total increase (decrease) in net assets	(115,836,418)	(83,078,118)

Net Assets
Beginning of period	1,274,776,376	1,357,854,494
End of period (including distributions in excess of net investment income of $2,479,688 and undistributed net investment income of $4,996,141, respectively)	$ 1,158,939,958	$ 1,274,776,376
Other Information
Shares
Sold	6,695,687	8,362,947
Issued in reinvestment of distributions	6,062,080	5,206,880
Redeemed	(11,829,031)	(19,477,685)
Net increase (decrease)	928,736	(5,907,858)

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Fidelity Advisor Series Growth & Income Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 13.73	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.25	.23	.08
Net realized and unrealized gain (loss)	(.65)	.45	2.33	1.50
Total from investment operations	(.53)	.70	2.56	1.58
Distributions from net investment income	(.20)	(.23)	(.15)	(.01)
Distributions from net realized gain	(.64)	(.49)	(.25)	-
Total distributions	(.84)	(.72)	(.40)	(.01)
Net asset value, end of period	$ 12.34	$ 13.71	$ 13.73	$ 11.57
Total ReturnB, C	(3.95)%	5.29%	22.48%	15.80%
Ratios to Average Net AssetsE, H
Expenses before reductions	.67%A	.67%	.69%	.84%A
Expenses net of fee waivers, if any	.67%A	.67%	.69%	.84%A
Expenses net of all reductions	.67%A	.67%	.69%	.83%A
Net investment income (loss)	1.88%A	1.80%	1.83%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,158,940	$ 1,274,776	$ 1,357,854	$ 169,956
Portfolio turnover rateF	38%A	38%	60%I	50%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, passive foreign investment companies (PFIC), certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,283,656
Gross unrealized depreciation	(94,953,484)
Net unrealized appreciation (depreciation) on securities	$ 67,330,172
Tax cost	$ 1,102,256,030

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options."

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4. Derivative Instruments - continued

Options - continued

During the period, the Fund recognized a change in net unrealized appreciation (depreciation) of $74,746 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	-	$ -
Options Opened	6,683	345,021
Options Exercised	-	-
Options Closed	-	-
Options Expired	-	-
Outstanding at end of period	6,683	$345,021

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $230,595,480 and $294,258,069, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,240 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,611,938.35%		$ 1,494

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $12,744.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $821 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,574. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,132 for the period,

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $5,161.

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Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Series Growth & Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Advisor Series Growth & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AMHTI-SANN-0216
1.950944.103
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Fund

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Fidelity Fund	.52%
Actual		$ 1,000.00	$ 991.00	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.52	$ 2.64
Class K	.41%
Actual		$ 1,000.00	$ 991.60	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.08	$ 2.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	3.2	2.4
Amazon.com, Inc.	3.1	1.4
Microsoft Corp.	3.0	0.0
Apple, Inc.	2.6	4.9
Alphabet, Inc. Class A	2.6	1.4
Alphabet, Inc. Class C	2.4	1.6
General Electric Co.	2.2	1.0
Wells Fargo & Co.	2.0	2.2
Visa, Inc. Class A	2.0	1.5
JPMorgan Chase & Co.	1.9	2.1
	25.0
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.4	21.7
Financials	18.3	20.1
Consumer Discretionary	14.8	14.6
Health Care	13.3	17.3
Consumer Staples	9.8	4.5
Asset Allocation (% of fund's net assets)
As of December 31, 2015 *		As of June 30, 2015 **
	Stocks and Equity Futures 99.3%		Stocks and Equity Futures 99.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	9.8%	** Foreign investments	14.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Automobiles - 1.0%
Ferrari NV (a)(d)	305,700	$ 14,674
Tesla Motors, Inc. (a)	145,000	34,801
		49,475
Diversified Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	750,000	29,430
Hotels, Restaurants & Leisure - 3.5%
Domino's Pizza, Inc.	300,000	33,375
Las Vegas Sands Corp.	391,750	17,174
Starbucks Corp.	1,533,996	92,086
Vail Resorts, Inc.	225,000	28,798
		171,433
Internet & Catalog Retail - 3.7%
Amazon.com, Inc. (a)	220,000	148,696
Netflix, Inc. (a)	275,000	31,455
		180,151
Media - 1.5%
Comcast Corp. Class A	1,070,700	60,420
The Walt Disney Co.	122,800	12,904
		73,324
Specialty Retail - 2.8%
AutoZone, Inc. (a)	72,300	53,640
L Brands, Inc.	420,000	40,244
TJX Companies, Inc.	558,800	39,625
		133,509
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. Class B	1,048,200	65,513
VF Corp.	284,700	17,723
		83,236
TOTAL CONSUMER DISCRETIONARY		720,558
CONSUMER STAPLES - 9.8%
Beverages - 2.3%
Dr. Pepper Snapple Group, Inc.	350,000	32,620
The Coca-Cola Co.	1,900,000	81,624
		114,244
Food & Staples Retailing - 1.8%
CVS Health Corp.	915,200	89,479
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.4%
Mondelez International, Inc.	1,529,600	$ 68,587
Household Products - 2.1%
Procter & Gamble Co.	1,000,000	79,410
Spectrum Brands Holdings, Inc.	200,000	20,360
		99,770
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	492,300	43,352
Tobacco - 1.3%
Altria Group, Inc.	500,000	29,105
Imperial Tobacco Group PLC	600,000	31,723
		60,828
TOTAL CONSUMER STAPLES		476,260
ENERGY - 3.4%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	600,000	41,850
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	285,650	13,877
Cheniere Energy Partners LP	836,900	21,818
Chevron Corp.	800,000	71,968
EQT Midstream Partners LP	233,700	17,635
		125,298
TOTAL ENERGY		167,148
FINANCIALS - 18.3%
Banks - 8.3%
Bank of America Corp.	4,688,200	78,902
Citigroup, Inc.	1,420,600	73,516
JPMorgan Chase & Co.	1,413,900	93,360
M&T Bank Corp.	250,000	30,295
SunTrust Banks, Inc.	741,300	31,757
Wells Fargo & Co.	1,778,367	96,672
		404,502
Capital Markets - 2.4%
E*TRADE Financial Corp. (a)	981,700	29,098
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	308,400	$ 55,583
Morgan Stanley	1,068,200	33,979
		118,660
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	653,900	86,341
McGraw Hill Financial, Inc.	515,725	50,840
Moody's Corp.	405,200	40,658
MSCI, Inc. Class A	200,000	14,426
		192,265
Insurance - 1.4%
American International Group, Inc.	847,500	52,520
FNF Group	400,000	13,868
		66,388
Real Estate Investment Trusts - 2.3%
American Tower Corp.	484,100	46,933
Duke Realty LP	600,000	12,612
Easterly Government Properties, Inc.	893,700	15,354
Public Storage	150,000	37,155
		112,054
TOTAL FINANCIALS		893,869
HEALTH CARE - 13.3%
Biotechnology - 5.8%
AbbVie, Inc.	700,000	41,468
Actelion Ltd.	175,000	24,315
Amgen, Inc.	551,300	89,493
Biogen, Inc. (a)	145,500	44,574
Genmab A/S (a)	245,000	32,576
Seattle Genetics, Inc. (a)	314,300	14,106
Vertex Pharmaceuticals, Inc. (a)	275,000	34,603
		281,135
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	2,262,000	41,711
Medtronic PLC	1,109,700	85,358
		127,069
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	457,700	64,925
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.6%
Allergan PLC (a)	266,900	$ 83,406
Endo Health Solutions, Inc. (a)	400,000	24,488
Jazz Pharmaceuticals PLC (a)	110,000	15,462
Teva Pharmaceutical Industries Ltd. sponsored ADR	803,900	52,768
		176,124
TOTAL HEALTH CARE		649,253
INDUSTRIALS - 9.5%
Aerospace & Defense - 5.2%
Honeywell International, Inc.	520,400	53,898
Huntington Ingalls Industries, Inc.	360,500	45,729
Raytheon Co.	451,000	56,163
Textron, Inc.	1,446,100	60,751
United Technologies Corp.	400,000	38,428
		254,969
Industrial Conglomerates - 3.5%
Danaher Corp.	703,200	65,313
General Electric Co.	3,400,000	105,910
		171,223
Road & Rail - 0.8%
Union Pacific Corp.	463,400	36,238
TOTAL INDUSTRIALS		462,430
INFORMATION TECHNOLOGY - 22.4%
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,666,776	87,056
Internet Software & Services - 8.2%
Alphabet, Inc.:
Class A (a)	160,600	124,948
Class C	156,027	118,406
Facebook, Inc. Class A (a)	1,489,200	155,856
		399,210
IT Services - 3.5%
MasterCard, Inc. Class A	760,300	74,023
Visa, Inc. Class A	1,246,400	96,658
		170,681
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV (a)	598,217	$ 50,400
Software - 5.3%
Adobe Systems, Inc. (a)	774,400	72,747
Microsoft Corp.	2,600,000	144,248
Salesforce.com, Inc. (a)	500,000	39,200
		256,195
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	1,223,900	128,828
TOTAL INFORMATION TECHNOLOGY		1,092,370
MATERIALS - 5.8%
Chemicals - 4.4%
CF Industries Holdings, Inc.	522,000	21,303
E.I. du Pont de Nemours & Co.	800,000	53,280
Ecolab, Inc.	402,500	46,038
International Flavors & Fragrances, Inc.	290,000	34,696
LyondellBasell Industries NV Class A	268,100	23,298
Monsanto Co.	378,500	37,290
		215,905
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	129,300	17,660
Vulcan Materials Co.	262,299	24,911
		42,571
Containers & Packaging - 0.5%
Ball Corp.	300,000	21,819
TOTAL MATERIALS		280,295
UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc.	300,000	31,167
Xcel Energy, Inc.	700,000	25,137
		56,304
TOTAL COMMON STOCKS (Cost $3,663,237)		4,798,487
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.2% 2/25/16 to 3/3/16 (e) (Cost $5,129)	$ 5,129	$ 5,129
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.33% (b)	78,561,758	78,562
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	13,597,650	13,598
TOTAL MONEY MARKET FUNDS (Cost $92,160)		92,160
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $3,760,526)		4,895,776
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(22,546)
NET ASSETS - 100%		$ 4,873,230
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
407 CME E-mini S&P 500 Index Contracts (United States)	March 2016	$ 41,420	$ 698

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,500,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 103
Fidelity Securities Lending Cash Central Fund	207
Total	$ 310
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 720,558	$ 720,558	$ -	$ -
Consumer Staples	476,260	476,260	-	-
Energy	167,148	167,148	-	-
Financials	893,869	893,869	-	-
Health Care	649,253	592,362	56,891	-
Industrials	462,430	462,430	-	-
Information Technology	1,092,370	1,092,370	-	-
Materials	280,295	280,295	-	-
Utilities	56,304	56,304	-	-
U.S. Government and Government Agency Obligations	5,129	-	5,129	-
Money Market Funds	92,160	92,160	-	-
Total Investments in Securities:	$ 4,895,776	$ 4,833,756	$ 62,020	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 698	$ 698	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 51,262
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 698	$ -
Total Value of Derivatives	$ 698	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,186) - See accompanying schedule: Unaffiliated issuers (cost $3,668,366)	$ 4,803,616
Fidelity Central Funds (cost $92,160)	92,160
Total Investments (cost $3,760,526)		$ 4,895,776
Foreign currency held at value (cost $434)		434
Receivable for investments sold		862
Receivable for fund shares sold		2,183
Dividends receivable		3,994
Distributions receivable from Fidelity Central Funds		151
Prepaid expenses		10
Other receivables		201
Total assets		4,903,611

Liabilities
Payable for investments purchased	$ 7,374
Payable for fund shares redeemed	6,707
Accrued management fee	1,382
Payable for daily variation margin for derivative instruments	462
Other affiliated payables	639
Other payables and accrued expenses	219
Collateral on securities loaned, at value	13,598
Total liabilities		30,381

Net Assets		$ 4,873,230
Net Assets consist of:
Paid in capital		$ 3,641,216
Undistributed net investment income		33
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,061
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,135,920
Net Assets		$ 4,873,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2015 (Unaudited)

Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($3,912,576 ÷ 93,131 shares)	$ 42.01

Class K:
Net Asset Value, offering price and redemption price per share ($960,654 ÷ 22,877 shares)	$ 41.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended December 31, 2015 (Unaudited)

Investment Income
Dividends		$ 31,529
Interest		2
Income from Fidelity Central Funds		310
Total income		31,841

Expenses
Management fee	$ 8,380
Transfer agent fees	3,294
Accounting and security lending fees	540
Custodian fees and expenses	35
Independent trustees' compensation	12
Registration fees	59
Audit	40
Legal	16
Miscellaneous	13
Total expenses before reductions	12,389
Expense reductions	(84)	12,305
Net investment income (loss)		19,536
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,817
Foreign currency transactions	(161)
Futures contracts	(5,069)
Total net realized gain (loss)		125,587
Change in net unrealized appreciation (depreciation) on: Investment securities	(183,766)
Assets and liabilities in foreign currencies	(4)
Futures contracts	2,896
Total change in net unrealized appreciation (depreciation)		(180,874)
Net gain (loss)		(55,287)
Net increase (decrease) in net assets resulting from operations		$ (35,751)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,536	$ 44,597
Net realized gain (loss)	125,587	715,624
Change in net unrealized appreciation (depreciation)	(180,874)	(184,216)
Net increase (decrease) in net assets resulting from operations	(35,751)	576,005
Distributions to shareholders from net investment income	(36,756)	(39,297)
Distributions to shareholders from net realized gain	(224,972)	(600,919)
Total distributions	(261,728)	(640,216)
Share transactions - net increase (decrease)	74,994	(769,920)
Total increase (decrease) in net assets	(222,485)	(834,131)

Net Assets
Beginning of period	5,095,715	5,929,846
End of period (including undistributed net investment income of $33 and undistributed net investment income of $17,253, respectively)	$ 4,873,230	$ 5,095,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 44.69	$ 45.42	$ 39.77	$ 34.51	$ 34.35	$ 26.08
Income from Investment Operations
Net investment income (loss) D	.16	.34	.35	.44	.37	.27G
Net realized and unrealized gain (loss)	(.54)	3.91	8.61	5.31	.02	8.27
Total from investment operations	(.38)	4.25	8.96	5.75	.39	8.54
Distributions from net investment income	(.31)	(.30)	(.32)	(.49)	(.23)	(.27)
Distributions from net realized gain	(1.99)	(4.68)	(2.98)	-	-	-
Total distributions	(2.30)	(4.98)	(3.31)J	(.49)	(.23)	(.27)
Net asset value, end of period	$ 42.01	$ 44.69	$ 45.42	$ 39.77	$ 34.51	$ 34.35
Total ReturnB, C	(.90)%	10.52%	23.70%	16.85%	1.21%	32.89%
Ratios to Average Net AssetsE, H
Expenses before reductions	.52%A	.52%	.53%	.56%	.58%	.59%
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.56%	.58%	.59%
Expenses net of all reductions	.52%A	.52%	.53%	.55%	.58%	.58%
Net investment income (loss)	.77%A	.79%	.82%	1.18%	1.13%	.86%G
Supplemental Data
Net assets, end of period (in millions)	$ 3,913	$ 4,143	$ 4,811	$ 4,451	$ 4,364	$ 5,072
Portfolio turnover rateF	73%A	59%I	93%	113%	102%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund Class K

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 44.69	$ 45.42	$ 39.78	$ 34.52	$ 34.35	$ 26.08
Income from Investment Operations
Net investment income (loss) D	.19	.39	.40	.49	.42	.32G
Net realized and unrealized gain (loss)	(.54)	3.91	8.60	5.31	.02	8.27
Total from investment operations	(.35)	4.30	9.00	5.80	.44	8.59
Distributions from net investment income	(.36)	(.35)	(.38)	(.54)	(.27)	(.32)
Distributions from net realized gain	(1.99)	(4.68)	(2.98)	-	-	-
Total distributions	(2.35)	(5.03)	(3.36)	(.54)	(.27)	(.32)
Net asset value, end of period	$ 41.99	$ 44.69	$ 45.42	$ 39.78	$ 34.52	$ 34.35
Total ReturnB, C	(.84)%	10.65%	23.83%	17.03%	1.37%	33.10%
Ratios to Average Net AssetsE, H
Expenses before reductions	.41%A	.41%	.41%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.41%A	.41%	.41%	.42%	.43%	.43%
Expenses net of all reductions	.41%A	.41%	.41%	.41%	.42%	.42%
Net investment income (loss)	.88%A	.90%	.94%	1.32%	1.29%	1.02%G
Supplemental Data
Net assets, end of period (in millions)	$ 961	$ 952	$ 1,119	$ 994	$ 814	$ 663
Portfolio turnover rateF	73%A	59%I	93%	113%	102%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,201,260
Gross unrealized depreciation	(76,529)
Net unrealized appreciation (depreciation) on securities	$ 1,124,731
Tax Cost	$ 3,771,045

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(5,069) and a change in net unrealized appreciation (depreciation) of $2,896 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,770,435 and $1,879,842, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Fidelity Fund	$ 3,065.15
Class K	229.05
	$ 3,294

A Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $207. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $64 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $20.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
From net investment income
Fidelity Fund	$ 28,914	$ 31,557
Class K	7,842	7,740
Total	$ 36,756	$ 39,297
From net realized gain
Fidelity Fund	$ 183,334	$ 495,740
Class K	41,638	105,179
Total	$ 224,972	$ 600,919

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Fund
Shares sold	1,968	4,199	$ 83,909	$ 183,360
Reinvestment of distributions	4,583	11,899	196,418	494,064
Shares redeemed	(6,145)	(29,307)A	(259,539)	(1,299,539)A
Net increase (decrease)	406	(13,209)	$ 20,788	$ (622,115)
Class K
Shares sold	6,138	3,436	$ 246,601	$ 150,591
Reinvestment of distributions	1,156	2,722	49,480	112,919
Shares redeemed	(5,726)	(9,474)	(241,875)	(411,315)
Net increase (decrease)	1,568	(3,316)	$ 54,206	$ (147,805)

A Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FID-USAN-0216
1.787780.112

Fidelity®

Fund -
Class K

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Fidelity Fund	.52%
Actual		$ 1,000.00	$ 991.00	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.52	$ 2.64
Class K	.41%
Actual		$ 1,000.00	$ 991.60	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.08	$ 2.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	3.2	2.4
Amazon.com, Inc.	3.1	1.4
Microsoft Corp.	3.0	0.0
Apple, Inc.	2.6	4.9
Alphabet, Inc. Class A	2.6	1.4
Alphabet, Inc. Class C	2.4	1.6
General Electric Co.	2.2	1.0
Wells Fargo & Co.	2.0	2.2
Visa, Inc. Class A	2.0	1.5
JPMorgan Chase & Co.	1.9	2.1
	25.0
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.4	21.7
Financials	18.3	20.1
Consumer Discretionary	14.8	14.6
Health Care	13.3	17.3
Consumer Staples	9.8	4.5
Asset Allocation (% of fund's net assets)
As of December 31, 2015 *		As of June 30, 2015 **
	Stocks and Equity Futures 99.3%		Stocks and Equity Futures 99.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	9.8%	** Foreign investments	14.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Automobiles - 1.0%
Ferrari NV (a)(d)	305,700	$ 14,674
Tesla Motors, Inc. (a)	145,000	34,801
		49,475
Diversified Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	750,000	29,430
Hotels, Restaurants & Leisure - 3.5%
Domino's Pizza, Inc.	300,000	33,375
Las Vegas Sands Corp.	391,750	17,174
Starbucks Corp.	1,533,996	92,086
Vail Resorts, Inc.	225,000	28,798
		171,433
Internet & Catalog Retail - 3.7%
Amazon.com, Inc. (a)	220,000	148,696
Netflix, Inc. (a)	275,000	31,455
		180,151
Media - 1.5%
Comcast Corp. Class A	1,070,700	60,420
The Walt Disney Co.	122,800	12,904
		73,324
Specialty Retail - 2.8%
AutoZone, Inc. (a)	72,300	53,640
L Brands, Inc.	420,000	40,244
TJX Companies, Inc.	558,800	39,625
		133,509
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. Class B	1,048,200	65,513
VF Corp.	284,700	17,723
		83,236
TOTAL CONSUMER DISCRETIONARY		720,558
CONSUMER STAPLES - 9.8%
Beverages - 2.3%
Dr. Pepper Snapple Group, Inc.	350,000	32,620
The Coca-Cola Co.	1,900,000	81,624
		114,244
Food & Staples Retailing - 1.8%
CVS Health Corp.	915,200	89,479
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.4%
Mondelez International, Inc.	1,529,600	$ 68,587
Household Products - 2.1%
Procter & Gamble Co.	1,000,000	79,410
Spectrum Brands Holdings, Inc.	200,000	20,360
		99,770
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	492,300	43,352
Tobacco - 1.3%
Altria Group, Inc.	500,000	29,105
Imperial Tobacco Group PLC	600,000	31,723
		60,828
TOTAL CONSUMER STAPLES		476,260
ENERGY - 3.4%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	600,000	41,850
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	285,650	13,877
Cheniere Energy Partners LP	836,900	21,818
Chevron Corp.	800,000	71,968
EQT Midstream Partners LP	233,700	17,635
		125,298
TOTAL ENERGY		167,148
FINANCIALS - 18.3%
Banks - 8.3%
Bank of America Corp.	4,688,200	78,902
Citigroup, Inc.	1,420,600	73,516
JPMorgan Chase & Co.	1,413,900	93,360
M&T Bank Corp.	250,000	30,295
SunTrust Banks, Inc.	741,300	31,757
Wells Fargo & Co.	1,778,367	96,672
		404,502
Capital Markets - 2.4%
E*TRADE Financial Corp. (a)	981,700	29,098
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	308,400	$ 55,583
Morgan Stanley	1,068,200	33,979
		118,660
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	653,900	86,341
McGraw Hill Financial, Inc.	515,725	50,840
Moody's Corp.	405,200	40,658
MSCI, Inc. Class A	200,000	14,426
		192,265
Insurance - 1.4%
American International Group, Inc.	847,500	52,520
FNF Group	400,000	13,868
		66,388
Real Estate Investment Trusts - 2.3%
American Tower Corp.	484,100	46,933
Duke Realty LP	600,000	12,612
Easterly Government Properties, Inc.	893,700	15,354
Public Storage	150,000	37,155
		112,054
TOTAL FINANCIALS		893,869
HEALTH CARE - 13.3%
Biotechnology - 5.8%
AbbVie, Inc.	700,000	41,468
Actelion Ltd.	175,000	24,315
Amgen, Inc.	551,300	89,493
Biogen, Inc. (a)	145,500	44,574
Genmab A/S (a)	245,000	32,576
Seattle Genetics, Inc. (a)	314,300	14,106
Vertex Pharmaceuticals, Inc. (a)	275,000	34,603
		281,135
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	2,262,000	41,711
Medtronic PLC	1,109,700	85,358
		127,069
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	457,700	64,925
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.6%
Allergan PLC (a)	266,900	$ 83,406
Endo Health Solutions, Inc. (a)	400,000	24,488
Jazz Pharmaceuticals PLC (a)	110,000	15,462
Teva Pharmaceutical Industries Ltd. sponsored ADR	803,900	52,768
		176,124
TOTAL HEALTH CARE		649,253
INDUSTRIALS - 9.5%
Aerospace & Defense - 5.2%
Honeywell International, Inc.	520,400	53,898
Huntington Ingalls Industries, Inc.	360,500	45,729
Raytheon Co.	451,000	56,163
Textron, Inc.	1,446,100	60,751
United Technologies Corp.	400,000	38,428
		254,969
Industrial Conglomerates - 3.5%
Danaher Corp.	703,200	65,313
General Electric Co.	3,400,000	105,910
		171,223
Road & Rail - 0.8%
Union Pacific Corp.	463,400	36,238
TOTAL INDUSTRIALS		462,430
INFORMATION TECHNOLOGY - 22.4%
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,666,776	87,056
Internet Software & Services - 8.2%
Alphabet, Inc.:
Class A (a)	160,600	124,948
Class C	156,027	118,406
Facebook, Inc. Class A (a)	1,489,200	155,856
		399,210
IT Services - 3.5%
MasterCard, Inc. Class A	760,300	74,023
Visa, Inc. Class A	1,246,400	96,658
		170,681
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV (a)	598,217	$ 50,400
Software - 5.3%
Adobe Systems, Inc. (a)	774,400	72,747
Microsoft Corp.	2,600,000	144,248
Salesforce.com, Inc. (a)	500,000	39,200
		256,195
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	1,223,900	128,828
TOTAL INFORMATION TECHNOLOGY		1,092,370
MATERIALS - 5.8%
Chemicals - 4.4%
CF Industries Holdings, Inc.	522,000	21,303
E.I. du Pont de Nemours & Co.	800,000	53,280
Ecolab, Inc.	402,500	46,038
International Flavors & Fragrances, Inc.	290,000	34,696
LyondellBasell Industries NV Class A	268,100	23,298
Monsanto Co.	378,500	37,290
		215,905
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	129,300	17,660
Vulcan Materials Co.	262,299	24,911
		42,571
Containers & Packaging - 0.5%
Ball Corp.	300,000	21,819
TOTAL MATERIALS		280,295
UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc.	300,000	31,167
Xcel Energy, Inc.	700,000	25,137
		56,304
TOTAL COMMON STOCKS (Cost $3,663,237)		4,798,487
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.2% 2/25/16 to 3/3/16 (e) (Cost $5,129)	$ 5,129	$ 5,129
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.33% (b)	78,561,758	78,562
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	13,597,650	13,598
TOTAL MONEY MARKET FUNDS (Cost $92,160)		92,160
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $3,760,526)		4,895,776
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(22,546)
NET ASSETS - 100%		$ 4,873,230
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
407 CME E-mini S&P 500 Index Contracts (United States)	March 2016	$ 41,420	$ 698

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,500,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 103
Fidelity Securities Lending Cash Central Fund	207
Total	$ 310
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 720,558	$ 720,558	$ -	$ -
Consumer Staples	476,260	476,260	-	-
Energy	167,148	167,148	-	-
Financials	893,869	893,869	-	-
Health Care	649,253	592,362	56,891	-
Industrials	462,430	462,430	-	-
Information Technology	1,092,370	1,092,370	-	-
Materials	280,295	280,295	-	-
Utilities	56,304	56,304	-	-
U.S. Government and Government Agency Obligations	5,129	-	5,129	-
Money Market Funds	92,160	92,160	-	-
Total Investments in Securities:	$ 4,895,776	$ 4,833,756	$ 62,020	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 698	$ 698	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 51,262
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 698	$ -
Total Value of Derivatives	$ 698	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,186) - See accompanying schedule: Unaffiliated issuers (cost $3,668,366)	$ 4,803,616
Fidelity Central Funds (cost $92,160)	92,160
Total Investments (cost $3,760,526)		$ 4,895,776
Foreign currency held at value (cost $434)		434
Receivable for investments sold		862
Receivable for fund shares sold		2,183
Dividends receivable		3,994
Distributions receivable from Fidelity Central Funds		151
Prepaid expenses		10
Other receivables		201
Total assets		4,903,611

Liabilities
Payable for investments purchased	$ 7,374
Payable for fund shares redeemed	6,707
Accrued management fee	1,382
Payable for daily variation margin for derivative instruments	462
Other affiliated payables	639
Other payables and accrued expenses	219
Collateral on securities loaned, at value	13,598
Total liabilities		30,381

Net Assets		$ 4,873,230
Net Assets consist of:
Paid in capital		$ 3,641,216
Undistributed net investment income		33
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,061
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,135,920
Net Assets		$ 4,873,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2015 (Unaudited)

Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($3,912,576 ÷ 93,131 shares)	$ 42.01

Class K:
Net Asset Value, offering price and redemption price per share ($960,654 ÷ 22,877 shares)	$ 41.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended December 31, 2015 (Unaudited)

Investment Income
Dividends		$ 31,529
Interest		2
Income from Fidelity Central Funds		310
Total income		31,841

Expenses
Management fee	$ 8,380
Transfer agent fees	3,294
Accounting and security lending fees	540
Custodian fees and expenses	35
Independent trustees' compensation	12
Registration fees	59
Audit	40
Legal	16
Miscellaneous	13
Total expenses before reductions	12,389
Expense reductions	(84)	12,305
Net investment income (loss)		19,536
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,817
Foreign currency transactions	(161)
Futures contracts	(5,069)
Total net realized gain (loss)		125,587
Change in net unrealized appreciation (depreciation) on: Investment securities	(183,766)
Assets and liabilities in foreign currencies	(4)
Futures contracts	2,896
Total change in net unrealized appreciation (depreciation)		(180,874)
Net gain (loss)		(55,287)
Net increase (decrease) in net assets resulting from operations		$ (35,751)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,536	$ 44,597
Net realized gain (loss)	125,587	715,624
Change in net unrealized appreciation (depreciation)	(180,874)	(184,216)
Net increase (decrease) in net assets resulting from operations	(35,751)	576,005
Distributions to shareholders from net investment income	(36,756)	(39,297)
Distributions to shareholders from net realized gain	(224,972)	(600,919)
Total distributions	(261,728)	(640,216)
Share transactions - net increase (decrease)	74,994	(769,920)
Total increase (decrease) in net assets	(222,485)	(834,131)

Net Assets
Beginning of period	5,095,715	5,929,846
End of period (including undistributed net investment income of $33 and undistributed net investment income of $17,253, respectively)	$ 4,873,230	$ 5,095,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 44.69	$ 45.42	$ 39.77	$ 34.51	$ 34.35	$ 26.08
Income from Investment Operations
Net investment income (loss) D	.16	.34	.35	.44	.37	.27G
Net realized and unrealized gain (loss)	(.54)	3.91	8.61	5.31	.02	8.27
Total from investment operations	(.38)	4.25	8.96	5.75	.39	8.54
Distributions from net investment income	(.31)	(.30)	(.32)	(.49)	(.23)	(.27)
Distributions from net realized gain	(1.99)	(4.68)	(2.98)	-	-	-
Total distributions	(2.30)	(4.98)	(3.31)J	(.49)	(.23)	(.27)
Net asset value, end of period	$ 42.01	$ 44.69	$ 45.42	$ 39.77	$ 34.51	$ 34.35
Total ReturnB, C	(.90)%	10.52%	23.70%	16.85%	1.21%	32.89%
Ratios to Average Net AssetsE, H
Expenses before reductions	.52%A	.52%	.53%	.56%	.58%	.59%
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.56%	.58%	.59%
Expenses net of all reductions	.52%A	.52%	.53%	.55%	.58%	.58%
Net investment income (loss)	.77%A	.79%	.82%	1.18%	1.13%	.86%G
Supplemental Data
Net assets, end of period (in millions)	$ 3,913	$ 4,143	$ 4,811	$ 4,451	$ 4,364	$ 5,072
Portfolio turnover rateF	73%A	59%I	93%	113%	102%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund Class K

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 44.69	$ 45.42	$ 39.78	$ 34.52	$ 34.35	$ 26.08
Income from Investment Operations
Net investment income (loss) D	.19	.39	.40	.49	.42	.32G
Net realized and unrealized gain (loss)	(.54)	3.91	8.60	5.31	.02	8.27
Total from investment operations	(.35)	4.30	9.00	5.80	.44	8.59
Distributions from net investment income	(.36)	(.35)	(.38)	(.54)	(.27)	(.32)
Distributions from net realized gain	(1.99)	(4.68)	(2.98)	-	-	-
Total distributions	(2.35)	(5.03)	(3.36)	(.54)	(.27)	(.32)
Net asset value, end of period	$ 41.99	$ 44.69	$ 45.42	$ 39.78	$ 34.52	$ 34.35
Total ReturnB, C	(.84)%	10.65%	23.83%	17.03%	1.37%	33.10%
Ratios to Average Net AssetsE, H
Expenses before reductions	.41%A	.41%	.41%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.41%A	.41%	.41%	.42%	.43%	.43%
Expenses net of all reductions	.41%A	.41%	.41%	.41%	.42%	.42%
Net investment income (loss)	.88%A	.90%	.94%	1.32%	1.29%	1.02%G
Supplemental Data
Net assets, end of period (in millions)	$ 961	$ 952	$ 1,119	$ 994	$ 814	$ 663
Portfolio turnover rateF	73%A	59%I	93%	113%	102%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,201,260
Gross unrealized depreciation	(76,529)
Net unrealized appreciation (depreciation) on securities	$ 1,124,731
Tax Cost	$ 3,771,045

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(5,069) and a change in net unrealized appreciation (depreciation) of $2,896 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,770,435 and $1,879,842, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Fidelity Fund	$ 3,065.15
Class K	229.05
	$ 3,294

A Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $207. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $64 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $20.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
From net investment income
Fidelity Fund	$ 28,914	$ 31,557
Class K	7,842	7,740
Total	$ 36,756	$ 39,297
From net realized gain
Fidelity Fund	$ 183,334	$ 495,740
Class K	41,638	105,179
Total	$ 224,972	$ 600,919

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Fidelity Fund
Shares sold	1,968	4,199	$ 83,909	$ 183,360
Reinvestment of distributions	4,583	11,899	196,418	494,064
Shares redeemed	(6,145)	(29,307)A	(259,539)	(1,299,539)A
Net increase (decrease)	406	(13,209)	$ 20,788	$ (622,115)
Class K
Shares sold	6,138	3,436	$ 246,601	$ 150,591
Reinvestment of distributions	1,156	2,722	49,480	112,919
Shares redeemed	(5,726)	(9,474)	(241,875)	(411,315)
Net increase (decrease)	1,568	(3,316)	$ 54,206	$ (147,805)

A Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FID-K-USAN-0216
1.863257.107
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Growth Discovery Fund

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Growth Discovery	.78%
Actual		$ 1,000.00	$ 1,015.30	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Class K	.66%
Actual		$ 1,000.00	$ 1,015.70	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	11.5	9.4
Alphabet, Inc. Class A	7.2	3.3
Gilead Sciences, Inc.	4.3	5.2
Valeant Pharmaceuticals International, Inc. (Canada)	2.9	0.6
Amazon.com, Inc.	2.8	0.5
Avago Technologies Ltd.	2.6	0.1
Salesforce.com, Inc.	2.5	2.0
Starbucks Corp.	2.4	1.9
Home Depot, Inc.	2.4	1.8
Apple, Inc.	2.3	6.9
	40.9
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.4	37.1
Consumer Discretionary	16.5	15.6
Health Care	16.4	16.6
Industrials	9.2	11.9
Financials	6.3	7.7
Asset Allocation (% of fund's net assets)
As of December 31, 2015 *		As of June 30, 2015 **
	Stocks and Equity Futures 92.3%		Stocks and Equity Futures 97.4%
	Convertible Securities 0.8%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 6.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	15.4%	** Foreign investments	14.2%

Semiannual Report

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 1.3%
Tesla Motors, Inc. (a)(d)	69,700	$ 16,729
Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	74,200	4,957
Houghton Mifflin Harcourt Co. (a)	98,800	2,152
Nord Anglia Education, Inc. (a)	59,805	1,213
ServiceMaster Global Holdings, Inc. (a)	215,000	8,437
		16,759
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (a)	23,100	3,688
Chipotle Mexican Grill, Inc. (a)	6,721	3,225
Domino's Pizza, Inc.	82,200	9,145
Jubilant Foodworks Ltd.	23,677	529
Popeyes Louisiana Kitchen, Inc. (a)	35,100	2,053
Starbucks Corp.	516,452	31,003
		49,643
Household Durables - 0.8%
Harman International Industries, Inc.	81,400	7,669
Toll Brothers, Inc. (a)	91,600	3,050
		10,719
Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (a)	51,900	35,079
Netflix, Inc. (a)	66,500	7,606
NutriSystem, Inc.	54,500	1,179
		43,864
Leisure Products - 0.0%
NJOY, Inc. (a)(e)	56,145	7
Specialty Retail - 4.0%
AutoZone, Inc. (a)	6,500	4,822
Five Below, Inc. (a)(d)	149,200	4,789
Home Depot, Inc.	230,424	30,474
L Brands, Inc.	38,900	3,727
Lowe's Companies, Inc.	68,000	5,171
MarineMax, Inc. (a)	93,200	1,717
Restoration Hardware Holdings, Inc. (a)	1,300	103
		50,803
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.6%
Kate Spade & Co. (a)	487,570	$ 8,664
NIKE, Inc. Class B	184,334	11,521
		20,185
TOTAL CONSUMER DISCRETIONARY		208,709
CONSUMER STAPLES - 2.8%
Beverages - 0.6%
Kweichow Moutai Co. Ltd.	28,829	966
The Coca-Cola Co.	141,436	6,076
		7,042
Food & Staples Retailing - 0.7%
CVS Health Corp.	59,800	5,847
Whole Foods Market, Inc.	109,451	3,667
		9,514
Household Products - 0.3%
Procter & Gamble Co.	46,186	3,668
Personal Products - 1.2%
Avon Products, Inc.	126,500	512
Estee Lauder Companies, Inc. Class A	44,900	3,954
Herbalife Ltd. (a)	207,333	11,117
		15,583
TOTAL CONSUMER STAPLES		35,807
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd.	116,661	1,842
FINANCIALS - 6.3%
Banks - 0.9%
First Republic Bank	134,800	8,905
HDFC Bank Ltd.	31,265	631
M&T Bank Corp.	11,300	1,369
		10,905
Capital Markets - 2.4%
BlackRock, Inc. Class A	18,694	6,366
E*TRADE Financial Corp. (a)	379,359	11,244
HFF, Inc.	88,900	2,762
Invesco Ltd.	124,684	4,174
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
JMP Group, Inc.	64,700	$ 353
PJT Partners, Inc. (a)	9,752	276
The Blackstone Group LP	96,419	2,819
Virtus Investment Partners, Inc.	22,600	2,655
		30,649
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	24,800	3,275
McGraw Hill Financial, Inc.	109,812	10,825
MSCI, Inc. Class A	68,646	4,951
		19,051
Real Estate Investment Trusts - 0.6%
American Tower Corp.	76,900	7,455
Real Estate Management & Development - 0.7%
Realogy Holdings Corp. (a)	261,681	9,596
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	102,100	2,235
TOTAL FINANCIALS		79,891
HEALTH CARE - 16.4%
Biotechnology - 9.7%
Amgen, Inc.	78,200	12,694
BioMarin Pharmaceutical, Inc. (a)	72,196	7,563
Celgene Corp. (a)	72,200	8,647
Cytokinetics, Inc. (a)	25,600	268
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	266
Gilead Sciences, Inc.	533,063	53,941
Insmed, Inc. (a)	342,678	6,220
Medivation, Inc. (a)	428,700	20,723
Vertex Pharmaceuticals, Inc. (a)	103,000	12,960
		123,282
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	61,800	4,754
Novadaq Technologies, Inc. (a)	256,100	3,263
		8,017
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. (a)	49,100	4,292
Pharmaceuticals - 5.8%
Astellas Pharma, Inc.	1,363,100	19,405
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	265,800	$ 17,447
Valeant Pharmaceuticals International, Inc. (Canada) (a)	363,000	36,875
		73,727
TOTAL HEALTH CARE		209,318
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.8%
Textron, Inc.	94,000	3,949
TransDigm Group, Inc. (a)	28,227	6,448
		10,397
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	61,400	5,909
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR	116,564	10,078
Building Products - 0.7%
A.O. Smith Corp.	60,944	4,669
Caesarstone Sdot-Yam Ltd.	114,200	4,949
		9,618
Electrical Equipment - 0.8%
Acuity Brands, Inc.	23,000	5,377
AMETEK, Inc.	88,945	4,767
		10,144
Industrial Conglomerates - 2.9%
Danaher Corp.	299,855	27,851
Roper Technologies, Inc.	46,614	8,847
		36,698
Professional Services - 1.5%
Equifax, Inc.	28,400	3,163
Resources Connection, Inc.	138,800	2,268
Robert Half International, Inc.	128,100	6,039
WageWorks, Inc. (a)	174,973	7,939
		19,409
Road & Rail - 0.0%
Swift Transporation Co. (a)	19,000	263
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. (a)	457,900	$ 13,751
Summit Ascent Holdings Ltd. (a)	2,470,000	1,062
		14,813
TOTAL INDUSTRIALS		117,329
INFORMATION TECHNOLOGY - 40.7%
Communications Equipment - 0.1%
Qualcomm Technologies, Inc.	32,700	1,635
Electronic Equipment & Components - 0.2%
CDW Corp.	44,100	1,854
TE Connectivity Ltd.	8,563	553
		2,407
Internet Software & Services - 22.2%
58.com, Inc. ADR (a)	64,200	4,235
Alibaba Group Holding Ltd. sponsored ADR (a)	147,900	12,020
Alphabet, Inc.:
Class A (a)	117,052	91,068
Class C	18,716	14,203
Cvent, Inc. (a)	149,131	5,206
Facebook, Inc. Class A (a)	1,398,691	146,381
Just Dial Ltd.	61,822	783
JUST EAT Ltd. (a)	367,603	2,675
Shopify, Inc. Class A	1,600	41
Textura Corp. (a)	180,439	3,894
Zillow Group, Inc.:
Class A (a)(d)	31,100	810
Class C (a)(d)	62,200	1,460
		282,776
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	196,000	11,764
FleetCor Technologies, Inc. (a)	4,200	600
Global Payments, Inc.	33,600	2,168
MasterCard, Inc. Class A	36,100	3,515
Travelport Worldwide Ltd.	63,400	818
Visa, Inc. Class A	299,096	23,195
		42,060
Semiconductors & Semiconductor Equipment - 3.2%
Avago Technologies Ltd.	228,700	33,196
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	75,205	$ 2,858
Monolithic Power Systems, Inc.	72,318	4,607
		40,661
Software - 9.4%
Activision Blizzard, Inc.	113,287	4,385
Adobe Systems, Inc. (a)	161,500	15,171
Atlassian Corp. PLC	3,500	105
Computer Modelling Group Ltd.	280,100	1,818
CyberArk Software Ltd. (a)(d)	94,300	4,257
Electronic Arts, Inc. (a)	341,434	23,463
Fleetmatics Group PLC (a)	135,600	6,887
HubSpot, Inc. (a)	77,700	4,375
Intuit, Inc.	24,900	2,403
Mobileye NV (a)(d)	212,269	8,975
Red Hat, Inc. (a)	110,700	9,167
Salesforce.com, Inc. (a)	412,864	32,369
ServiceNow, Inc. (a)	74,000	6,405
		119,780
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	273,646	28,804
TOTAL INFORMATION TECHNOLOGY		518,123
MATERIALS - 0.2%
Chemicals - 0.2%
CF Industries Holdings, Inc.	59,000	2,408
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	23,800	2,501
TOTAL COMMON STOCKS (Cost $929,291)		1,175,928
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(e)	239,736	969
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(e)	162,572	$ 7,929
IT Services - 0.1%
AppNexus, Inc. Series E (a)(e)	48,212	915
TOTAL INFORMATION TECHNOLOGY		8,844
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,596)		9,813
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.33% (b)	92,434,030	92,434
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	26,841,705	26,842
TOTAL MONEY MARKET FUNDS (Cost $119,276)		119,276
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,053,163)		1,305,017
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(31,862)
NET ASSETS - 100%		$ 1,273,155
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,820,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 2,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 67
Fidelity Securities Lending Cash Central Fund	162
Total	$ 229
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 209,678	$ 208,173	$ 529	$ 976
Consumer Staples	35,807	34,841	966	-
Energy	1,842	1,842	-	-
Financials	79,891	79,260	631	-
Health Care	209,318	189,647	19,671	-
Industrials	117,329	116,267	1,062	-
Information Technology	526,967	517,340	783	8,844
Materials	2,408	2,408	-	-
Telecommunication Services	2,501	2,501	-	-
Money Market Funds	119,276	119,276	-	-
Total Investments in Securities:	$ 1,305,017	$ 1,271,555	$ 23,642	$ 9,820

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 20,094
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.6%
Canada	3.2%
Singapore	2.6%
Cayman Islands	2.2%
Israel	2.1%
Ireland	1.7%
Japan	1.5%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,433) - See accompanying schedule: Unaffiliated issuers (cost $933,887)	$ 1,185,741
Fidelity Central Funds (cost $119,276)	119,276
Total Investments (cost $1,053,163)		$ 1,305,017
Receivable for fund shares sold		4,705
Dividends receivable		205
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		3
Other receivables		27
Total assets		1,309,999

Liabilities
Payable for investments purchased	$ 1,083
Payable for fund shares redeemed	8,035
Accrued management fee	662
Other affiliated payables	193
Other payables and accrued expenses	29
Collateral on securities loaned, at value	26,842
Total liabilities		36,844

Net Assets		$ 1,273,155
Net Assets consist of:
Paid in capital		$ 1,149,289
Distributions in excess of net investment income		(31)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(127,944)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		251,841
Net Assets		$ 1,273,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) December 31, 2015 (Unaudited)

Growth Discovery: Net Asset Value, offering price and redemption price per share ($1,084,113 ÷ 42,897.0 shares)	$ 25.27

Class K: Net Asset Value, offering price and redemption price per share ($189,042 ÷ 7,482.4 shares)	$ 25.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended December 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,943
Income from Fidelity Central Funds		229
Total income		5,172

Expenses
Management fee
Basic fee	$ 3,442
Performance adjustment	108
Transfer agent fees	950
Accounting and security lending fees	204
Custodian fees and expenses	21
Independent trustees' compensation	3
Registration fees	25
Audit	31
Legal	4
Miscellaneous	4
Total expenses before reductions	4,792
Expense reductions	(21)	4,771
Net investment income (loss)		401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,534
Foreign currency transactions	(22)
Futures contracts	6
Total net realized gain (loss)		50,518
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,204)
Assets and liabilities in foreign currencies	(1)
Futures contracts	281
Total change in net unrealized appreciation (depreciation)		(31,924)
Net gain (loss)		18,594
Net increase (decrease) in net assets resulting from operations		$ 18,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 401	$ 3,766
Net realized gain (loss)	50,518	108,634
Change in net unrealized appreciation (depreciation)	(31,924)	(12,280)
Net increase (decrease) in net assets resulting from operations	18,995	100,120
Distributions to shareholders from net investment income	(1,789)	(1,605)
Distributions to shareholders from net realized gain	(555)	-
Total distributions	(2,344)	(1,605)
Share transactions - net increase (decrease)	(23,651)	(80,798)
Total increase (decrease) in net assets	(7,000)	17,717

Net Assets
Beginning of period	1,280,155	1,262,438
End of period (including distributions in excess of net investment income of $31 and undistributed net investment income of $1,357, respectively)	$ 1,273,155	$ 1,280,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Growth Discovery Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 24.93	$ 23.07	$ 17.45	$ 15.09	$ 14.88	$ 10.54
Income from Investment Operations
Net investment income (loss) D	.01	.07	.02	.07	.04	.05
Net realized and unrealized gain (loss)	.37	1.81	5.63	2.35	.26	4.37
Total from investment operations	.38	1.88	5.65	2.42	.30	4.42
Distributions from net investment income	(.03)	(.02)	(.02)	(.06)	(.03)	(.03)
Distributions from net realized gain	(.01)	-	(.01)	-	(.06)	(.05)
Total distributions	(.04)	(.02)	(.03)	(.06)	(.09)	(.08)
Net asset value, end of period	$ 25.27	$ 24.93	$ 23.07	$ 17.45	$ 15.09	$ 14.88
Total Return B, C	1.53%	8.17%	32.40%	16.09%	2.07%	42.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.77%	.81%	.88%	.81%	.63%
Expenses net of fee waivers, if any	.78%A	.77%	.81%	.88%	.81%	.63%
Expenses net of all reductions	.78%A	.77%	.81%	.87%	.80%	.62%
Net investment income (loss)	.05%A	.27%	.10%	.42%	.27%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 1,084	$ 1,078	$ 1,072	$ 767	$ 875	$ 932
Portfolio turnover rateF	62%A	51%	70%	62%	74%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Growth Discovery Fund Class K

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 24.94	$ 23.09	$ 17.45	$ 15.09	$ 14.88	$ 10.55
Income from Investment Operations
Net investment income (loss) D	.02	.10	.05	.09	.06	.08
Net realized and unrealized gain (loss)	.37	1.82	5.63	2.36	.26	4.36
Total from investment operations	.39	1.92	5.68	2.45	.32	4.44
Distributions from net investment income	(.06)	(.07)	(.04)	(.09)	(.06)	(.06)
Distributions from net realized gain	(.01)	-	(.01)	-	(.06)	(.05)
Total distributions	(.07)	(.07)	(.04) H	(.09)	(.11) I	(.11)
Net asset value, end of period	$ 25.26	$ 24.94	$ 23.09	$ 17.45	$ 15.09	$ 14.88
Total Return B, C	1.57%	8.32%	32.62%	16.28%	2.27%	42.26%
Ratios to Average Net Assets E, G
Expenses before reductions	.66%A	.64%	.68%	.72%	.64%	.44%
Expenses net of fee waivers, if any	.66%A	.64%	.68%	.72%	.64%	.44%
Expenses net of all reductions	.66%A	.64%	.67%	.71%	.63%	.43%
Net investment income (loss)	.17%A	.40%	.24%	.58%	.44%	.58%
Supplemental Data
Net assets, end of period (in millions)	$ 189	$ 202	$ 190	$ 137	$ 144	$ 147
Portfolio turnover rateF	62%A	51%	70%	62%	74%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, including information on transfer between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 301,686
Gross unrealized depreciation	(52,432)
Net unrealized appreciation (depreciation) on securities	$ 249,254
Tax cost	$ 1,055,763

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (157,828)

The Fund elected to defer to its next fiscal year $19,934 of capital losses recognized during the period November 1, 2014 to June 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $6 and a change in net unrealized appreciation (depreciation) of $281 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $365,379 and $434,563, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Growth Discovery	$ 906.17
Class K	44.05
	$ 950

A Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $521. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $162, including $19 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
From net investment income
Growth Discovery	$ 1,330	$ 1,051
Class K	459	554
Total	$ 1,789	$ 1,605
From net realized gain
Growth Discovery	$ 471	$ -
Class K	84	-
Total	$ 555	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Growth Discovery
Shares sold	2,886	6,606	$ 71,816	$ 156,958
Reinvestment of distributions	68	43	1,697	996
Shares redeemed	(3,316)	(9,855)	(82,181)	(234,518)
Net increase (decrease)	(362)	(3,206)	$ (8,668)	$ (76,564)
Class K
Shares sold	1,218	2,148	$ 30,569	$ 51,064
Reinvestment of distributions	22	24	543	554
Shares redeemed	(1,846)	(2,328)	(46,095)	(55,852)
Net increase (decrease)	(606)	(156)	$ (14,983)	$ (4,234)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Growth Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Discovery Fund

Semiannual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustment for 2010 shown in the chart above reflects the effect of using the blended index return to calculate the fund's performance adjustment.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CII-USAN-0216
1.787778.112

Fidelity®

Growth Discovery
Fund -
Class K

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Growth Discovery	.78%
Actual		$ 1,000.00	$ 1,015.30	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Class K	.66%
Actual		$ 1,000.00	$ 1,015.70	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	11.5	9.4
Alphabet, Inc. Class A	7.2	3.3
Gilead Sciences, Inc.	4.3	5.2
Valeant Pharmaceuticals International, Inc. (Canada)	2.9	0.6
Amazon.com, Inc.	2.8	0.5
Avago Technologies Ltd.	2.6	0.1
Salesforce.com, Inc.	2.5	2.0
Starbucks Corp.	2.4	1.9
Home Depot, Inc.	2.4	1.8
Apple, Inc.	2.3	6.9
	40.9
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.4	37.1
Consumer Discretionary	16.5	15.6
Health Care	16.4	16.6
Industrials	9.2	11.9
Financials	6.3	7.7
Asset Allocation (% of fund's net assets)
As of December 31, 2015 *		As of June 30, 2015 **
	Stocks and Equity Futures 92.3%		Stocks and Equity Futures 97.4%
	Convertible Securities 0.8%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 6.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	15.4%	** Foreign investments	14.2%

Semiannual Report

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 1.3%
Tesla Motors, Inc. (a)(d)	69,700	$ 16,729
Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	74,200	4,957
Houghton Mifflin Harcourt Co. (a)	98,800	2,152
Nord Anglia Education, Inc. (a)	59,805	1,213
ServiceMaster Global Holdings, Inc. (a)	215,000	8,437
		16,759
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (a)	23,100	3,688
Chipotle Mexican Grill, Inc. (a)	6,721	3,225
Domino's Pizza, Inc.	82,200	9,145
Jubilant Foodworks Ltd.	23,677	529
Popeyes Louisiana Kitchen, Inc. (a)	35,100	2,053
Starbucks Corp.	516,452	31,003
		49,643
Household Durables - 0.8%
Harman International Industries, Inc.	81,400	7,669
Toll Brothers, Inc. (a)	91,600	3,050
		10,719
Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (a)	51,900	35,079
Netflix, Inc. (a)	66,500	7,606
NutriSystem, Inc.	54,500	1,179
		43,864
Leisure Products - 0.0%
NJOY, Inc. (a)(e)	56,145	7
Specialty Retail - 4.0%
AutoZone, Inc. (a)	6,500	4,822
Five Below, Inc. (a)(d)	149,200	4,789
Home Depot, Inc.	230,424	30,474
L Brands, Inc.	38,900	3,727
Lowe's Companies, Inc.	68,000	5,171
MarineMax, Inc. (a)	93,200	1,717
Restoration Hardware Holdings, Inc. (a)	1,300	103
		50,803
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.6%
Kate Spade & Co. (a)	487,570	$ 8,664
NIKE, Inc. Class B	184,334	11,521
		20,185
TOTAL CONSUMER DISCRETIONARY		208,709
CONSUMER STAPLES - 2.8%
Beverages - 0.6%
Kweichow Moutai Co. Ltd.	28,829	966
The Coca-Cola Co.	141,436	6,076
		7,042
Food & Staples Retailing - 0.7%
CVS Health Corp.	59,800	5,847
Whole Foods Market, Inc.	109,451	3,667
		9,514
Household Products - 0.3%
Procter & Gamble Co.	46,186	3,668
Personal Products - 1.2%
Avon Products, Inc.	126,500	512
Estee Lauder Companies, Inc. Class A	44,900	3,954
Herbalife Ltd. (a)	207,333	11,117
		15,583
TOTAL CONSUMER STAPLES		35,807
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd.	116,661	1,842
FINANCIALS - 6.3%
Banks - 0.9%
First Republic Bank	134,800	8,905
HDFC Bank Ltd.	31,265	631
M&T Bank Corp.	11,300	1,369
		10,905
Capital Markets - 2.4%
BlackRock, Inc. Class A	18,694	6,366
E*TRADE Financial Corp. (a)	379,359	11,244
HFF, Inc.	88,900	2,762
Invesco Ltd.	124,684	4,174
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
JMP Group, Inc.	64,700	$ 353
PJT Partners, Inc. (a)	9,752	276
The Blackstone Group LP	96,419	2,819
Virtus Investment Partners, Inc.	22,600	2,655
		30,649
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	24,800	3,275
McGraw Hill Financial, Inc.	109,812	10,825
MSCI, Inc. Class A	68,646	4,951
		19,051
Real Estate Investment Trusts - 0.6%
American Tower Corp.	76,900	7,455
Real Estate Management & Development - 0.7%
Realogy Holdings Corp. (a)	261,681	9,596
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	102,100	2,235
TOTAL FINANCIALS		79,891
HEALTH CARE - 16.4%
Biotechnology - 9.7%
Amgen, Inc.	78,200	12,694
BioMarin Pharmaceutical, Inc. (a)	72,196	7,563
Celgene Corp. (a)	72,200	8,647
Cytokinetics, Inc. (a)	25,600	268
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	266
Gilead Sciences, Inc.	533,063	53,941
Insmed, Inc. (a)	342,678	6,220
Medivation, Inc. (a)	428,700	20,723
Vertex Pharmaceuticals, Inc. (a)	103,000	12,960
		123,282
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	61,800	4,754
Novadaq Technologies, Inc. (a)	256,100	3,263
		8,017
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. (a)	49,100	4,292
Pharmaceuticals - 5.8%
Astellas Pharma, Inc.	1,363,100	19,405
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	265,800	$ 17,447
Valeant Pharmaceuticals International, Inc. (Canada) (a)	363,000	36,875
		73,727
TOTAL HEALTH CARE		209,318
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.8%
Textron, Inc.	94,000	3,949
TransDigm Group, Inc. (a)	28,227	6,448
		10,397
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	61,400	5,909
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR	116,564	10,078
Building Products - 0.7%
A.O. Smith Corp.	60,944	4,669
Caesarstone Sdot-Yam Ltd.	114,200	4,949
		9,618
Electrical Equipment - 0.8%
Acuity Brands, Inc.	23,000	5,377
AMETEK, Inc.	88,945	4,767
		10,144
Industrial Conglomerates - 2.9%
Danaher Corp.	299,855	27,851
Roper Technologies, Inc.	46,614	8,847
		36,698
Professional Services - 1.5%
Equifax, Inc.	28,400	3,163
Resources Connection, Inc.	138,800	2,268
Robert Half International, Inc.	128,100	6,039
WageWorks, Inc. (a)	174,973	7,939
		19,409
Road & Rail - 0.0%
Swift Transporation Co. (a)	19,000	263
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. (a)	457,900	$ 13,751
Summit Ascent Holdings Ltd. (a)	2,470,000	1,062
		14,813
TOTAL INDUSTRIALS		117,329
INFORMATION TECHNOLOGY - 40.7%
Communications Equipment - 0.1%
Qualcomm Technologies, Inc.	32,700	1,635
Electronic Equipment & Components - 0.2%
CDW Corp.	44,100	1,854
TE Connectivity Ltd.	8,563	553
		2,407
Internet Software & Services - 22.2%
58.com, Inc. ADR (a)	64,200	4,235
Alibaba Group Holding Ltd. sponsored ADR (a)	147,900	12,020
Alphabet, Inc.:
Class A (a)	117,052	91,068
Class C	18,716	14,203
Cvent, Inc. (a)	149,131	5,206
Facebook, Inc. Class A (a)	1,398,691	146,381
Just Dial Ltd.	61,822	783
JUST EAT Ltd. (a)	367,603	2,675
Shopify, Inc. Class A	1,600	41
Textura Corp. (a)	180,439	3,894
Zillow Group, Inc.:
Class A (a)(d)	31,100	810
Class C (a)(d)	62,200	1,460
		282,776
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	196,000	11,764
FleetCor Technologies, Inc. (a)	4,200	600
Global Payments, Inc.	33,600	2,168
MasterCard, Inc. Class A	36,100	3,515
Travelport Worldwide Ltd.	63,400	818
Visa, Inc. Class A	299,096	23,195
		42,060
Semiconductors & Semiconductor Equipment - 3.2%
Avago Technologies Ltd.	228,700	33,196
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	75,205	$ 2,858
Monolithic Power Systems, Inc.	72,318	4,607
		40,661
Software - 9.4%
Activision Blizzard, Inc.	113,287	4,385
Adobe Systems, Inc. (a)	161,500	15,171
Atlassian Corp. PLC	3,500	105
Computer Modelling Group Ltd.	280,100	1,818
CyberArk Software Ltd. (a)(d)	94,300	4,257
Electronic Arts, Inc. (a)	341,434	23,463
Fleetmatics Group PLC (a)	135,600	6,887
HubSpot, Inc. (a)	77,700	4,375
Intuit, Inc.	24,900	2,403
Mobileye NV (a)(d)	212,269	8,975
Red Hat, Inc. (a)	110,700	9,167
Salesforce.com, Inc. (a)	412,864	32,369
ServiceNow, Inc. (a)	74,000	6,405
		119,780
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	273,646	28,804
TOTAL INFORMATION TECHNOLOGY		518,123
MATERIALS - 0.2%
Chemicals - 0.2%
CF Industries Holdings, Inc.	59,000	2,408
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	23,800	2,501
TOTAL COMMON STOCKS (Cost $929,291)		1,175,928
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(e)	239,736	969
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(e)	162,572	$ 7,929
IT Services - 0.1%
AppNexus, Inc. Series E (a)(e)	48,212	915
TOTAL INFORMATION TECHNOLOGY		8,844
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,596)		9,813
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.33% (b)	92,434,030	92,434
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	26,841,705	26,842
TOTAL MONEY MARKET FUNDS (Cost $119,276)		119,276
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,053,163)		1,305,017
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(31,862)
NET ASSETS - 100%		$ 1,273,155
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,820,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 2,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 67
Fidelity Securities Lending Cash Central Fund	162
Total	$ 229
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 209,678	$ 208,173	$ 529	$ 976
Consumer Staples	35,807	34,841	966	-
Energy	1,842	1,842	-	-
Financials	79,891	79,260	631	-
Health Care	209,318	189,647	19,671	-
Industrials	117,329	116,267	1,062	-
Information Technology	526,967	517,340	783	8,844
Materials	2,408	2,408	-	-
Telecommunication Services	2,501	2,501	-	-
Money Market Funds	119,276	119,276	-	-
Total Investments in Securities:	$ 1,305,017	$ 1,271,555	$ 23,642	$ 9,820

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 20,094
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.6%
Canada	3.2%
Singapore	2.6%
Cayman Islands	2.2%
Israel	2.1%
Ireland	1.7%
Japan	1.5%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,433) - See accompanying schedule: Unaffiliated issuers (cost $933,887)	$ 1,185,741
Fidelity Central Funds (cost $119,276)	119,276
Total Investments (cost $1,053,163)		$ 1,305,017
Receivable for fund shares sold		4,705
Dividends receivable		205
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		3
Other receivables		27
Total assets		1,309,999

Liabilities
Payable for investments purchased	$ 1,083
Payable for fund shares redeemed	8,035
Accrued management fee	662
Other affiliated payables	193
Other payables and accrued expenses	29
Collateral on securities loaned, at value	26,842
Total liabilities		36,844

Net Assets		$ 1,273,155
Net Assets consist of:
Paid in capital		$ 1,149,289
Distributions in excess of net investment income		(31)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(127,944)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		251,841
Net Assets		$ 1,273,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) December 31, 2015 (Unaudited)

Growth Discovery: Net Asset Value, offering price and redemption price per share ($1,084,113 ÷ 42,897.0 shares)	$ 25.27

Class K: Net Asset Value, offering price and redemption price per share ($189,042 ÷ 7,482.4 shares)	$ 25.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended December 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,943
Income from Fidelity Central Funds		229
Total income		5,172

Expenses
Management fee
Basic fee	$ 3,442
Performance adjustment	108
Transfer agent fees	950
Accounting and security lending fees	204
Custodian fees and expenses	21
Independent trustees' compensation	3
Registration fees	25
Audit	31
Legal	4
Miscellaneous	4
Total expenses before reductions	4,792
Expense reductions	(21)	4,771
Net investment income (loss)		401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,534
Foreign currency transactions	(22)
Futures contracts	6
Total net realized gain (loss)		50,518
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,204)
Assets and liabilities in foreign currencies	(1)
Futures contracts	281
Total change in net unrealized appreciation (depreciation)		(31,924)
Net gain (loss)		18,594
Net increase (decrease) in net assets resulting from operations		$ 18,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 401	$ 3,766
Net realized gain (loss)	50,518	108,634
Change in net unrealized appreciation (depreciation)	(31,924)	(12,280)
Net increase (decrease) in net assets resulting from operations	18,995	100,120
Distributions to shareholders from net investment income	(1,789)	(1,605)
Distributions to shareholders from net realized gain	(555)	-
Total distributions	(2,344)	(1,605)
Share transactions - net increase (decrease)	(23,651)	(80,798)
Total increase (decrease) in net assets	(7,000)	17,717

Net Assets
Beginning of period	1,280,155	1,262,438
End of period (including distributions in excess of net investment income of $31 and undistributed net investment income of $1,357, respectively)	$ 1,273,155	$ 1,280,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Growth Discovery Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 24.93	$ 23.07	$ 17.45	$ 15.09	$ 14.88	$ 10.54
Income from Investment Operations
Net investment income (loss) D	.01	.07	.02	.07	.04	.05
Net realized and unrealized gain (loss)	.37	1.81	5.63	2.35	.26	4.37
Total from investment operations	.38	1.88	5.65	2.42	.30	4.42
Distributions from net investment income	(.03)	(.02)	(.02)	(.06)	(.03)	(.03)
Distributions from net realized gain	(.01)	-	(.01)	-	(.06)	(.05)
Total distributions	(.04)	(.02)	(.03)	(.06)	(.09)	(.08)
Net asset value, end of period	$ 25.27	$ 24.93	$ 23.07	$ 17.45	$ 15.09	$ 14.88
Total Return B, C	1.53%	8.17%	32.40%	16.09%	2.07%	42.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.77%	.81%	.88%	.81%	.63%
Expenses net of fee waivers, if any	.78%A	.77%	.81%	.88%	.81%	.63%
Expenses net of all reductions	.78%A	.77%	.81%	.87%	.80%	.62%
Net investment income (loss)	.05%A	.27%	.10%	.42%	.27%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 1,084	$ 1,078	$ 1,072	$ 767	$ 875	$ 932
Portfolio turnover rateF	62%A	51%	70%	62%	74%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Growth Discovery Fund Class K

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 24.94	$ 23.09	$ 17.45	$ 15.09	$ 14.88	$ 10.55
Income from Investment Operations
Net investment income (loss) D	.02	.10	.05	.09	.06	.08
Net realized and unrealized gain (loss)	.37	1.82	5.63	2.36	.26	4.36
Total from investment operations	.39	1.92	5.68	2.45	.32	4.44
Distributions from net investment income	(.06)	(.07)	(.04)	(.09)	(.06)	(.06)
Distributions from net realized gain	(.01)	-	(.01)	-	(.06)	(.05)
Total distributions	(.07)	(.07)	(.04) H	(.09)	(.11) I	(.11)
Net asset value, end of period	$ 25.26	$ 24.94	$ 23.09	$ 17.45	$ 15.09	$ 14.88
Total Return B, C	1.57%	8.32%	32.62%	16.28%	2.27%	42.26%
Ratios to Average Net Assets E, G
Expenses before reductions	.66%A	.64%	.68%	.72%	.64%	.44%
Expenses net of fee waivers, if any	.66%A	.64%	.68%	.72%	.64%	.44%
Expenses net of all reductions	.66%A	.64%	.67%	.71%	.63%	.43%
Net investment income (loss)	.17%A	.40%	.24%	.58%	.44%	.58%
Supplemental Data
Net assets, end of period (in millions)	$ 189	$ 202	$ 190	$ 137	$ 144	$ 147
Portfolio turnover rateF	62%A	51%	70%	62%	74%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, including information on transfer between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 301,686
Gross unrealized depreciation	(52,432)
Net unrealized appreciation (depreciation) on securities	$ 249,254
Tax cost	$ 1,055,763

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (157,828)

The Fund elected to defer to its next fiscal year $19,934 of capital losses recognized during the period November 1, 2014 to June 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $6 and a change in net unrealized appreciation (depreciation) of $281 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $365,379 and $434,563, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Growth Discovery	$ 906.17
Class K	44.05
	$ 950

A Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $521. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $162, including $19 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
From net investment income
Growth Discovery	$ 1,330	$ 1,051
Class K	459	554
Total	$ 1,789	$ 1,605
From net realized gain
Growth Discovery	$ 471	$ -
Class K	84	-
Total	$ 555	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Growth Discovery
Shares sold	2,886	6,606	$ 71,816	$ 156,958
Reinvestment of distributions	68	43	1,697	996
Shares redeemed	(3,316)	(9,855)	(82,181)	(234,518)
Net increase (decrease)	(362)	(3,206)	$ (8,668)	$ (76,564)
Class K
Shares sold	1,218	2,148	$ 30,569	$ 51,064
Reinvestment of distributions	22	24	543	554
Shares redeemed	(1,846)	(2,328)	(46,095)	(55,852)
Net increase (decrease)	(606)	(156)	$ (14,983)	$ (4,234)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Growth Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Discovery Fund

Semiannual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustment for 2010 shown in the chart above reflects the effect of using the blended index return to calculate the fund's performance adjustment.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CII-K-USAN-0216
1.863273.107
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	.97%
Actual		$ 1,000.00	$ 971.30	$ 4.81
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Class T	1.21%
Actual		$ 1,000.00	$ 970.50	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.14
Class B	1.76%
Actual		$ 1,000.00	$ 967.50	$ 8.70
HypotheticalA		$ 1,000.00	$ 1,016.29	$ 8.92
Class C	1.69%
Actual		$ 1,000.00	$ 968.10	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,016.64	$ 8.57
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 972.70	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
Class I	.68%
Actual		$ 1,000.00	$ 972.60	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
Class Z	.54%
Actual		$ 1,000.00	$ 972.90	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.8
General Electric Co.	4.0	3.6
Apple, Inc.	3.9	4.8
Microsoft Corp.	3.8	3.2
Bank of America Corp.	3.2	3.0
Citigroup, Inc.	2.6	2.8
Chevron Corp.	2.4	2.1
Johnson & Johnson	2.3	2.0
Procter & Gamble Co.	2.2	2.1
Alphabet, Inc. Class A	2.1	1.7
	30.9
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.8	24.3
Financials	19.3	20.4
Health Care	12.2	10.5
Industrials	11.1	10.9
Consumer Staples	9.0	9.6
Asset Allocation (% of fund's net assets)
As of December 31, 2015 *		As of June 30, 2015 **
	Stocks 99.1%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	10.0%	** Foreign investments	9.9%

Semiannual Report

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.3%
General Motors Co.	267,300	$ 9,090,873
Tesla Motors, Inc. (a)	1,500	360,015
		9,450,888
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	195,300	8,561,952
Yum! Brands, Inc.	252,100	18,415,905
		26,977,857
Internet & Catalog Retail - 0.1%
Priceline Group, Inc. (a)	1,300	1,657,435
Media - 4.3%
Comcast Corp. Class A	1,104,600	62,332,578
The Walt Disney Co.	148,000	15,551,840
Time Warner, Inc.	834,500	53,967,115
Viacom, Inc. Class B (non-vtg.)	495,800	20,407,128
		152,258,661
Multiline Retail - 1.9%
Target Corp.	914,200	66,380,062
Specialty Retail - 1.5%
Lowe's Companies, Inc.	713,100	54,224,124
TOTAL CONSUMER DISCRETIONARY		310,949,027
CONSUMER STAPLES - 9.0%
Beverages - 3.2%
Diageo PLC	705,871	19,275,755
PepsiCo, Inc.	322,705	32,244,684
The Coca-Cola Co.	1,412,500	60,681,000
		112,201,439
Food & Staples Retailing - 1.6%
CVS Health Corp.	315,500	30,846,435
Wal-Mart Stores, Inc.	68,900	4,223,570
Walgreens Boots Alliance, Inc.	236,697	20,155,933
		55,225,938
Household Products - 2.2%
Procter & Gamble Co.	967,200	76,805,352
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	36,700	3,231,802
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	225,700	$ 24,928,565
Philip Morris International, Inc.	495,730	43,579,624
		68,508,189
TOTAL CONSUMER STAPLES		315,972,720
ENERGY - 9.0%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	321,800	14,851,070
Schlumberger Ltd.	327,000	22,808,250
		37,659,320
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	134,500	6,534,010
Apache Corp.	758,605	33,735,164
Chevron Corp.	930,300	83,689,788
ConocoPhillips Co.	690,900	32,258,121
Exxon Mobil Corp.	78,371	6,109,019
Imperial Oil Ltd.	802,100	26,131,870
Kinder Morgan, Inc.	1,189,300	17,744,356
Suncor Energy, Inc.	1,928,300	49,778,764
The Williams Companies, Inc.	862,000	22,153,400
		278,134,492
TOTAL ENERGY		315,793,812
FINANCIALS - 19.3%
Banks - 13.8%
Bank of America Corp.	6,611,900	111,278,277
Citigroup, Inc.	1,771,470	91,673,573
JPMorgan Chase & Co.	2,355,200	155,513,854
PNC Financial Services Group, Inc.	263,400	25,104,654
Standard Chartered PLC (United Kingdom)	1,010,989	8,401,385
U.S. Bancorp	1,303,900	55,637,413
Wells Fargo & Co.	696,230	37,847,063
		485,456,219
Capital Markets - 3.7%
Charles Schwab Corp.	815,900	26,867,587
Franklin Resources, Inc.	112,500	4,142,250
Goldman Sachs Group, Inc.	35,300	6,362,119
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,251,800	$ 39,819,758
State Street Corp.	764,400	50,725,584
		127,917,298
Consumer Finance - 0.1%
American Express Co.	21,900	1,523,145
Insurance - 1.6%
ACE Ltd.	48,500	5,667,225
American International Group, Inc.	222,900	13,813,113
Marsh & McLennan Companies, Inc.	220,080	12,203,436
MetLife, Inc.	537,795	25,927,097
		57,610,871
Real Estate Investment Trusts - 0.1%
American Tower Corp.	51,700	5,012,315
TOTAL FINANCIALS		677,519,848
HEALTH CARE - 12.2%
Biotechnology - 2.2%
AbbVie, Inc.	327,267	19,387,297
Amgen, Inc.	184,190	29,899,563
Biogen, Inc. (a)	87,300	26,744,355
Intercept Pharmaceuticals, Inc. (a)	9,000	1,344,150
		77,375,365
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	533,100	23,941,521
Medtronic PLC	481,413	37,030,288
		60,971,809
Health Care Providers & Services - 2.3%
Express Scripts Holding Co. (a)	388,262	33,937,981
McKesson Corp.	218,900	43,173,647
UnitedHealth Group, Inc.	25,348	2,981,939
		80,093,567
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.	2,400	340,440
Pharmaceuticals - 6.0%
Allergan PLC (a)	36,400	11,375,000
Bristol-Myers Squibb Co.	125,950	8,664,101
GlaxoSmithKline PLC sponsored ADR	1,321,100	53,306,385
Johnson & Johnson	772,700	79,371,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	57,200	$ 4,921,488
Sanofi SA	37,319	3,180,391
Teva Pharmaceutical Industries Ltd. sponsored ADR	766,400	50,306,496
		211,125,605
TOTAL HEALTH CARE		429,906,786
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.2%
The Boeing Co.	321,300	46,456,767
United Technologies Corp.	335,500	32,231,485
		78,688,252
Air Freight & Logistics - 2.0%
FedEx Corp.	135,100	20,128,549
United Parcel Service, Inc. Class B	504,600	48,557,658
		68,686,207
Electrical Equipment - 0.7%
Eaton Corp. PLC	159,800	8,315,992
Emerson Electric Co.	369,500	17,673,185
		25,989,177
Industrial Conglomerates - 4.0%
General Electric Co.	4,473,100	139,337,065
Machinery - 0.4%
Cummins, Inc.	43,600	3,837,236
Deere & Co. (d)	142,000	10,830,340
		14,667,576
Road & Rail - 1.8%
CSX Corp.	1,002,100	26,004,495
Norfolk Southern Corp.	145,600	12,316,304
Union Pacific Corp.	298,490	23,341,918
		61,662,717
TOTAL INDUSTRIALS		389,030,994
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.7%
Cisco Systems, Inc.	2,124,000	57,677,220
Qualcomm Technologies, Inc.	1,433,500	71,653,498
		129,330,718
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.9%
Alphabet, Inc.:
Class A (a)	94,150	$ 73,249,642
Class C	88,126	66,877,059
Facebook, Inc. Class A (a)	105,000	10,989,300
Twitter, Inc. (a)	450,900	10,433,826
Yahoo!, Inc. (a)	355,039	11,808,597
		173,358,424
IT Services - 5.1%
Cognizant Technology Solutions Corp. Class A (a)	212,500	12,754,250
First Data Corp.	768,522	11,080,550
IBM Corp.	285,600	39,304,272
MasterCard, Inc. Class A	487,400	47,453,264
PayPal Holdings, Inc. (a)	325,100	11,768,620
Visa, Inc. Class A	739,200	57,324,960
		179,685,916
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	185,036	10,698,782
Software - 5.7%
Adobe Systems, Inc. (a)	189,500	17,801,630
Microsoft Corp.	2,373,300	131,670,684
Oracle Corp.	947,900	34,626,787
Salesforce.com, Inc. (a)	197,800	15,507,520
		199,606,621
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,281,507	134,891,427
EMC Corp.	1,492,200	38,319,696
HP, Inc.	330,100	3,908,384
		177,119,507
TOTAL INFORMATION TECHNOLOGY		869,799,968
MATERIALS - 2.9%
Chemicals - 2.8%
E.I. du Pont de Nemours & Co.	306,300	20,399,580
LyondellBasell Industries NV Class A	128,100	11,131,890
Monsanto Co.	439,010	43,251,265
PPG Industries, Inc.	33,100	3,270,942
Syngenta AG (Switzerland)	53,433	20,913,842
		98,967,519
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	455,800	$ 3,085,766
TOTAL MATERIALS		102,053,285
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	1,123,025	51,906,216
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	519,300	14,420,961
TOTAL COMMON STOCKS (Cost $2,948,140,076)		3,477,353,617
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.33% (b)	28,557,615	28,557,615
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	11,245,575	11,245,575
TOTAL MONEY MARKET FUNDS (Cost $39,803,190)		39,803,190
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,987,943,266)		3,517,156,807
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,916,045)
NET ASSETS - 100%		$ 3,508,240,762
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,875
Fidelity Securities Lending Cash Central Fund	74,726
Total	$ 96,601
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 310,949,027	$ 310,949,027	$ -	$ -
Consumer Staples	315,972,720	296,696,965	19,275,755	-
Energy	315,793,812	315,793,812	-	-
Financials	677,519,848	677,519,848	-	-
Health Care	429,906,786	426,726,395	3,180,391	-
Industrials	389,030,994	389,030,994	-	-
Information Technology	869,799,968	858,719,418	11,080,550	-
Materials	102,053,285	81,139,443	20,913,842	-
Telecommunication Services	51,906,216	51,906,216	-	-
Utilities	14,420,961	14,420,961	-	-
Money Market Funds	39,803,190	39,803,190	-	-
Total Investments in Securities:	$ 3,517,156,807	$ 3,462,706,269	$ 54,450,538	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	3.0%
Canada	2.1%
Ireland	1.5%
Israel	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $108,227,113) - See accompanying schedule: Unaffiliated issuers (cost $2,948,140,076)	$ 3,477,353,617
Fidelity Central Funds (cost $39,803,190)	39,803,190
Total Investments (cost $2,987,943,266)		$ 3,517,156,807
Receivable for investments sold		4,820,665
Receivable for fund shares sold		4,257,699
Dividends receivable		4,531,640
Distributions receivable from Fidelity Central Funds		30,614
Prepaid expenses		7,314
Other receivables		29,959
Total assets		3,530,834,698

Liabilities
Payable for investments purchased	$ 5,154,779
Payable for fund shares redeemed	4,124,098
Accrued management fee	1,311,146
Distribution and service plan fees payable	55,613
Other affiliated payables	668,060
Other payables and accrued expenses	34,665
Collateral on securities loaned, at value	11,245,575
Total liabilities		22,593,936

Net Assets		$ 3,508,240,762
Net Assets consist of:
Paid in capital		$ 2,984,434,153
Undistributed net investment income		1,753,473
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,136,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		529,189,325
Net Assets		$ 3,508,240,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($74,558,489 ÷ 4,806,711 shares)	$ 15.51

Maximum offering price per share (100/94.25 of $15.51)	$ 16.46
Class T: Net Asset Value and redemption price per share ($23,799,708 ÷ 1,533,818 shares)	$ 15.52

Maximum offering price per share (100/96.50 of $15.52)	$ 16.08
Class B: Net Asset Value and offering price per share ($657,610 ÷ 42,373 shares)A	$ 15.52

Class C: Net Asset Value and offering price per share ($35,374,970 ÷ 2,306,449 shares)A	$ 15.34

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($3,204,695,967 ÷ 205,162,534 shares)	$ 15.62

Class I: Net Asset Value, offering price and redemption price per share ($166,781,943 ÷ 10,667,255 shares)	$ 15.63

Class Z: Net Asset Value, offering price and redemption price per share ($2,372,075 ÷ 152,303 shares)	$ 15.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Dividends		$ 39,893,332
Income from Fidelity Central Funds		96,601
Total income		39,989,933

Expenses
Management fee	$ 7,871,702
Transfer agent fees	3,443,230
Distribution and service plan fees	365,224
Accounting and security lending fees	509,294
Custodian fees and expenses	35,158
Independent trustees' compensation	7,763
Registration fees	116,257
Audit	29,173
Legal	7,633
Interest	1,504
Miscellaneous	10,420
Total expenses before reductions	12,397,358
Expense reductions	(33,564)	12,363,794
Net investment income (loss)		27,626,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,516,552
Foreign currency transactions	(847)
Total net realized gain (loss)		31,515,705
Change in net unrealized appreciation (depreciation) on: Investment securities	(152,795,306)
Assets and liabilities in foreign currencies	(17,515)
Total change in net unrealized appreciation (depreciation)		(152,812,821)
Net gain (loss)		(121,297,116)
Net increase (decrease) in net assets resulting from operations		$ (93,670,977)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,626,139	$ 52,928,055
Net realized gain (loss)	31,515,705	352,238,859
Change in net unrealized appreciation (depreciation)	(152,812,821)	(177,970,747)
Net increase (decrease) in net assets resulting from operations	(93,670,977)	227,196,167
Distributions to shareholders from net investment income	(52,373,016)	(46,829,535)
Distributions to shareholders from net realized gain	(87,100,140)	(111,240,730)
Total distributions	(139,473,156)	(158,070,265)
Share transactions - net increase (decrease)	75,318,045	(48,371,272)
Total increase (decrease) in net assets	(157,826,088)	20,754,630

Net Assets
Beginning of period	3,666,066,850	3,645,312,220
End of period (including undistributed net investment income of $1,753,473 and undistributed net investment income of $26,500,350, respectively)	$ 3,508,240,762	$ 3,666,066,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mega Cap Stock Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.56	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.10	.18	.18	.17	.13	.07
Net realized and unrealized gain (loss)	(.57)	.71	3.00	2.43	.64	2.28
Total from investment operations	(.47)	.89	3.18	2.60	.77	2.35
Distributions from net investment income	(.18)	(.17)	(.16)	(.14)	(.09)	(.05)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.58)	(.65) J	(.37)	(.14)	(.09)	(.05)
Net asset value, end of period	$ 15.51	$ 16.56	$ 16.32	$ 13.51	$ 11.05	$ 10.37
Total ReturnB, C, D	(2.87)%	5.69%	23.88%	23.78%	7.57%	29.23%
Ratios to Average Net AssetsF, H
Expenses before reductions	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Expenses net of fee waivers, if any	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Expenses net of all reductions	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Net investment income (loss)	1.31%A	1.10%	1.19%	1.37%	1.28%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,558	$ 117,385	$ 77,335	$ 20,336	$ 8,527	$ 4,169
Portfolio turnover rateG	29%A	22%I	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class T

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.09	.16	.14	.14	.10	.05
Net realized and unrealized gain (loss)	(.57)	.70	3.00	2.43	.64	2.29
Total from investment operations	(.48)	.86	3.14	2.57	.74	2.34
Distributions from net investment income	(.16)	(.13)	(.13)	(.11)	(.07)	(.03)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.57) J	(.60)	(.34)	(.11)	(.07)	(.03)
Net asset value, end of period	$ 15.52	$ 16.57	$ 16.31	$ 13.51	$ 11.05	$ 10.38
Total ReturnB, C, D	(2.95)%	5.53%	23.54%	23.44%	7.19%	29.08%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.21%A	1.21%	1.22%	1.26%	1.32%	1.32%
Expenses net of fee waivers, if any	1.21%A	1.20%	1.22%	1.26%	1.32%	1.32%
Expenses net of all reductions	1.20%A	1.20%	1.22%	1.26%	1.32%	1.32%
Net investment income (loss)	1.07%A	.95%	.92%	1.09%	.98%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,800	$ 23,231	$ 15,728	$ 8,377	$ 2,293	$ 1,682
Portfolio turnover rateG	29%A	22%I	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class B

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Income from Investment Operations
Net investment income (loss) E	.04	.07	.06	.07	.05	-J
Net realized and unrealized gain (loss)	(.57)	.72	2.98	2.43	.63	2.28
Total from investment operations	(.53)	.79	3.04	2.50	.68	2.28
Distributions from net investment income	(.06)	(.02)	(.04)	(.04)	(.01)	-
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.46)	(.49)	(.26) L	(.04)	(.01)	-
Net asset value, end of period	$ 15.52	$ 16.51	$ 16.21	$ 13.43	$ 10.97	$ 10.30
Total ReturnB, C, D	(3.25)%	5.04%	22.82%	22.83%	6.62%	28.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.76%A	1.73%	1.78%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.76%A	1.73%	1.78%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.75%A	1.73%	1.78%	1.80%	1.81%	1.82%
Net investment income (loss)	.52%A	.42%	.37%	.55%	.49%	-%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 658	$ 875	$ 919	$ 716	$ 704	$ 764
Portfolio turnover rateG	29%A	22%K	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .005%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.005 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class C

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Income from Investment Operations
Net investment income (loss) E	.05	.07	.06	.07	.05	-I
Net realized and unrealized gain (loss)	(.56)	.71	2.97	2.42	.64	2.27
Total from investment operations	(.51)	.78	3.03	2.49	.69	2.27
Distributions from net investment income	(.09)	(.08)	(.08)	(.04)	(.04)	-
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.50) K	(.55)	(.29)	(.04)	(.04)	-
Net asset value, end of period	$ 15.34	$ 16.35	$ 16.12	$ 13.38	$ 10.93	$ 10.28
Total ReturnB, C, D	(3.19)%	5.05%	22.90%	22.83%	6.74%	28.34%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Expenses net of fee waivers, if any	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Expenses net of all reductions	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Net investment income (loss)	.59%A	.45%	.43%	.59%	.51%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,375	$ 34,790	$ 16,600	$ 7,938	$ 2,845	$ 1,913
Portfolio turnover rateG	29%A	22%J	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.005 per share. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Income from Investment Operations
Net investment income (loss) D	.13	.24	.22	.20	.16	.10
Net realized and unrealized gain (loss)	(.58)	.72	3.02	2.46	.64	2.29
Total from investment operations	(.45)	.96	3.24	2.66	.80	2.39
Distributions from net investment income	(.25)	(.21)	(.19)	(.17)	(.12)	(.07)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.65)	(.68)	(.40)	(.17)	(.12)	(.07)
Net asset value, end of period	$ 15.62	$ 16.72	$ 16.44	$ 13.60	$ 11.11	$ 10.43
Total ReturnB, C	(2.73)%	6.13%	24.18%	24.17%	7.83%	29.61%
Ratios to Average Net AssetsE, G
Expenses before reductions	.68%A	.67%	.68%	.70%	.76%	.79%
Expenses net of fee waivers, if any	.68%A	.67%	.68%	.70%	.76%	.79%
Expenses net of all reductions	.68%A	.67%	.68%	.70%	.75%	.78%
Net investment income (loss)	1.60%A	1.48%	1.47%	1.64%	1.55%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,204,696	$ 3,300,700	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233
Portfolio turnover rateF	29%A	22%H	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Income from Investment Operations
Net investment income (loss) D	.13	.24	.22	.20	.16	.10
Net realized and unrealized gain (loss)	(.58)	.72	3.02	2.44	.63	2.30
Total from investment operations	(.45)	.96	3.24	2.64	.79	2.40
Distributions from net investment income	(.24)	(.15)	(.18)	(.17)	(.11)	(.09)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.65) J	(.62)	(.40) I	(.17)	(.11)	(.09)
Net asset value, end of period	$ 15.63	$ 16.73	$ 16.39	$ 13.55	$ 11.08	$ 10.40
Total ReturnB, C	(2.74)%	6.11%	24.23%	24.06%	7.77%	29.74%
Ratios to Average Net AssetsE, G
Expenses before reductions	.68%A	.69%	.71%	.74%	.78%	.79%
Expenses net of fee waivers, if any	.68%A	.68%	.71%	.74%	.78%	.79%
Expenses net of all reductions	.68%A	.68%	.71%	.74%	.77%	.78%
Net investment income (loss)	1.60%A	1.47%	1.43%	1.61%	1.53%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,782	$ 186,637	$ 674,416	$ 312,814	$ 175,833	$ 136,768
Portfolio turnover rateF	29%A	22%H	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPortfolio turnover rate excludes securities received or delivered in-kind. ITotal distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class Z

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 16.40	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.14	.27	.21
Net realized and unrealized gain (loss)	(.59)	.72	2.20
Total from investment operations	(.45)	.99	2.41
Distributions from net investment income	(.27)	(.23)	(.10)
Distributions from net realized gain	(.40)	(.47)	(.21)
Total distributions	(.67)	(.70)	(.32) J
Net asset value, end of period	$ 15.57	$ 16.69	$ 16.40
Total ReturnB, C	(2.71)%	6.33%	17.06%
Ratios to Average Net AssetsE, H
Expenses before reductions	.54%A	.54%	.54%A
Expenses net of fee waivers, if any	.54%A	.54%	.54%A
Expenses net of all reductions	.53%A	.54%	.54%A
Net investment income (loss)	1.74%A	1.61%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,372	$ 2,449	$ 117
Portfolio turnover rateF	29%A	22%I	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to June 30, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 732,265,285
Gross unrealized depreciation	(218,249,467)
Net unrealized appreciation (depreciation) on securities	$ 514,015,818
Tax cost	$ 3,003,140,989

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $511,860,845 and $573,422,001, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 132,777	$ -
Class T	.25%	.25%	57,466	-
Class B	.75%	.25%	3,876	2,907
Class C	.75%	.25%	171,105	65,242
			$ 365,224	$ 68,149

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,833
Class T	3,083
Class BA	266
Class C A	4,712
$ 23,894

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$ 124,389.23
Class T	24,898.22
Class B	1,041.27
Class C	35,030.20
Mega Cap Stock	3,090,283.20
Class I	167,029.19
Class Z	560.05
	$ 3,443,230

A Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,464 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 79,119,500.34%		$ 1,504

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchase and sales amounts shown in the Purchase and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,334 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,726. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,766 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,773.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
From net investment income
Class A	$ 1,080,757	$ 950,795
Class T	237,462	142,768
Class B	2,701	987
Class C	200,810	106,396
Mega Cap Stock	48,179,153	44,068,113
Class I	2,632,093	1,558,917
Class Z	40,040	1,559
Total	$ 52,373,016	$ 46,829,535
From net realized gain
Class A	$ 2,557,147	$ 2,510,571
Class T	579,751	494,206
Class B	19,784	24,560
Class C	882,477	584,855
Mega Cap Stock	78,620,947	102,921,747
Class I	4,380,245	4,701,472
Class Z	59,789	3,319
Total	$ 87,100,140	$ 111,240,730

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Class A
Shares sold	1,553,080	5,262,936	$ 24,496,561	$ 85,912,467
Reinvestment of distributions	222,669	215,202	3,545,701	3,382,641
Shares redeemed	(4,056,029)	(3,131,094)	(65,008,091)	(51,196,855)
Net increase (decrease)	(2,280,280)	2,347,044	$ (36,965,829)	$ 38,098,253
Class T
Shares sold	296,026	751,262	$ 4,686,130	$ 12,268,310
Reinvestment of distributions	51,248	40,216	811,453	633,071
Shares redeemed	(215,147)	(354,371)	(3,379,287)	(5,807,319)
Net increase (decrease)	132,127	437,107	$ 2,118,296	$ 7,094,062
Class B
Shares sold	2,240	9,844	$ 36,481	$ 158,413
Reinvestment of distributions	1,413	1,621	22,443	25,462
Shares redeemed	(14,248)	(15,153)	(226,102)	(248,719)
Net increase (decrease)	(10,595)	(3,688)	$ (167,178)	$ (64,844)
Class C
Shares sold	400,737	1,409,999	$ 6,272,753	$ 22,764,590
Reinvestment of distributions	68,302	43,387	1,069,779	676,285
Shares redeemed	(289,970)	(355,732)	(4,515,274)	(5,782,952)
Net increase (decrease)	179,069	1,097,654	$ 2,827,258	$ 17,657,923
Mega Cap Stock
Shares sold	37,127,194	107,166,467	$ 590,801,675	$ 1,752,258,464
Reinvestment of distributions	7,313,370	8,630,508	116,495,537	136,563,203
Shares redeemed	(36,670,747)	(92,388,644)A	(591,821,307)	(1,518,515,214)A
Net increase (decrease)	7,769,817	23,408,331	$ 115,475,905	$ 370,306,453

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Class I
Shares sold	1,060,237	22,065,940B	$ 16,610,414	$ 358,328,832B
Reinvestment of distributions	417,290	376,861	6,659,834	5,974,450
Shares redeemed	(1,963,297)	(52,444,350)	(31,329,907)	(848,059,899)
Net increase (decrease)	(485,770)	(30,001,549)	$ (8,059,659)	$ (483,756,617)
Class Z
Shares sold	6,197	143,767	$ 98,333	$ 2,363,066
Reinvestment of distributions	6,283	309	99,829	4,878
Shares redeemed	(6,948)	(4,443)	(108,910)	(74,446)
Net increase (decrease)	5,532	139,633	$ 89,252	$ 2,293,498

A Amount includes in-kind redemptions

B Amount includes in-kind exchanges

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Semiannual Report

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGII-USAN-0216
1.855229.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class I

(formerly Institutional Class)

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Class I
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	.97%
Actual		$ 1,000.00	$ 971.30	$ 4.81
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Class T	1.21%
Actual		$ 1,000.00	$ 970.50	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.14
Class B	1.76%
Actual		$ 1,000.00	$ 967.50	$ 8.70
HypotheticalA		$ 1,000.00	$ 1,016.29	$ 8.92
Class C	1.69%
Actual		$ 1,000.00	$ 968.10	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,016.64	$ 8.57
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 972.70	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
Class I	.68%
Actual		$ 1,000.00	$ 972.60	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
Class Z	.54%
Actual		$ 1,000.00	$ 972.90	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.8
General Electric Co.	4.0	3.6
Apple, Inc.	3.9	4.8
Microsoft Corp.	3.8	3.2
Bank of America Corp.	3.2	3.0
Citigroup, Inc.	2.6	2.8
Chevron Corp.	2.4	2.1
Johnson & Johnson	2.3	2.0
Procter & Gamble Co.	2.2	2.1
Alphabet, Inc. Class A	2.1	1.7
	30.9
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.8	24.3
Financials	19.3	20.4
Health Care	12.2	10.5
Industrials	11.1	10.9
Consumer Staples	9.0	9.6
Asset Allocation (% of fund's net assets)
As of December 31, 2015 *		As of June 30, 2015 **
	Stocks 99.1%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	10.0%	** Foreign investments	9.9%

Semiannual Report

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.3%
General Motors Co.	267,300	$ 9,090,873
Tesla Motors, Inc. (a)	1,500	360,015
		9,450,888
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	195,300	8,561,952
Yum! Brands, Inc.	252,100	18,415,905
		26,977,857
Internet & Catalog Retail - 0.1%
Priceline Group, Inc. (a)	1,300	1,657,435
Media - 4.3%
Comcast Corp. Class A	1,104,600	62,332,578
The Walt Disney Co.	148,000	15,551,840
Time Warner, Inc.	834,500	53,967,115
Viacom, Inc. Class B (non-vtg.)	495,800	20,407,128
		152,258,661
Multiline Retail - 1.9%
Target Corp.	914,200	66,380,062
Specialty Retail - 1.5%
Lowe's Companies, Inc.	713,100	54,224,124
TOTAL CONSUMER DISCRETIONARY		310,949,027
CONSUMER STAPLES - 9.0%
Beverages - 3.2%
Diageo PLC	705,871	19,275,755
PepsiCo, Inc.	322,705	32,244,684
The Coca-Cola Co.	1,412,500	60,681,000
		112,201,439
Food & Staples Retailing - 1.6%
CVS Health Corp.	315,500	30,846,435
Wal-Mart Stores, Inc.	68,900	4,223,570
Walgreens Boots Alliance, Inc.	236,697	20,155,933
		55,225,938
Household Products - 2.2%
Procter & Gamble Co.	967,200	76,805,352
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	36,700	3,231,802
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	225,700	$ 24,928,565
Philip Morris International, Inc.	495,730	43,579,624
		68,508,189
TOTAL CONSUMER STAPLES		315,972,720
ENERGY - 9.0%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	321,800	14,851,070
Schlumberger Ltd.	327,000	22,808,250
		37,659,320
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	134,500	6,534,010
Apache Corp.	758,605	33,735,164
Chevron Corp.	930,300	83,689,788
ConocoPhillips Co.	690,900	32,258,121
Exxon Mobil Corp.	78,371	6,109,019
Imperial Oil Ltd.	802,100	26,131,870
Kinder Morgan, Inc.	1,189,300	17,744,356
Suncor Energy, Inc.	1,928,300	49,778,764
The Williams Companies, Inc.	862,000	22,153,400
		278,134,492
TOTAL ENERGY		315,793,812
FINANCIALS - 19.3%
Banks - 13.8%
Bank of America Corp.	6,611,900	111,278,277
Citigroup, Inc.	1,771,470	91,673,573
JPMorgan Chase & Co.	2,355,200	155,513,854
PNC Financial Services Group, Inc.	263,400	25,104,654
Standard Chartered PLC (United Kingdom)	1,010,989	8,401,385
U.S. Bancorp	1,303,900	55,637,413
Wells Fargo & Co.	696,230	37,847,063
		485,456,219
Capital Markets - 3.7%
Charles Schwab Corp.	815,900	26,867,587
Franklin Resources, Inc.	112,500	4,142,250
Goldman Sachs Group, Inc.	35,300	6,362,119
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,251,800	$ 39,819,758
State Street Corp.	764,400	50,725,584
		127,917,298
Consumer Finance - 0.1%
American Express Co.	21,900	1,523,145
Insurance - 1.6%
ACE Ltd.	48,500	5,667,225
American International Group, Inc.	222,900	13,813,113
Marsh & McLennan Companies, Inc.	220,080	12,203,436
MetLife, Inc.	537,795	25,927,097
		57,610,871
Real Estate Investment Trusts - 0.1%
American Tower Corp.	51,700	5,012,315
TOTAL FINANCIALS		677,519,848
HEALTH CARE - 12.2%
Biotechnology - 2.2%
AbbVie, Inc.	327,267	19,387,297
Amgen, Inc.	184,190	29,899,563
Biogen, Inc. (a)	87,300	26,744,355
Intercept Pharmaceuticals, Inc. (a)	9,000	1,344,150
		77,375,365
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	533,100	23,941,521
Medtronic PLC	481,413	37,030,288
		60,971,809
Health Care Providers & Services - 2.3%
Express Scripts Holding Co. (a)	388,262	33,937,981
McKesson Corp.	218,900	43,173,647
UnitedHealth Group, Inc.	25,348	2,981,939
		80,093,567
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.	2,400	340,440
Pharmaceuticals - 6.0%
Allergan PLC (a)	36,400	11,375,000
Bristol-Myers Squibb Co.	125,950	8,664,101
GlaxoSmithKline PLC sponsored ADR	1,321,100	53,306,385
Johnson & Johnson	772,700	79,371,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	57,200	$ 4,921,488
Sanofi SA	37,319	3,180,391
Teva Pharmaceutical Industries Ltd. sponsored ADR	766,400	50,306,496
		211,125,605
TOTAL HEALTH CARE		429,906,786
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.2%
The Boeing Co.	321,300	46,456,767
United Technologies Corp.	335,500	32,231,485
		78,688,252
Air Freight & Logistics - 2.0%
FedEx Corp.	135,100	20,128,549
United Parcel Service, Inc. Class B	504,600	48,557,658
		68,686,207
Electrical Equipment - 0.7%
Eaton Corp. PLC	159,800	8,315,992
Emerson Electric Co.	369,500	17,673,185
		25,989,177
Industrial Conglomerates - 4.0%
General Electric Co.	4,473,100	139,337,065
Machinery - 0.4%
Cummins, Inc.	43,600	3,837,236
Deere & Co. (d)	142,000	10,830,340
		14,667,576
Road & Rail - 1.8%
CSX Corp.	1,002,100	26,004,495
Norfolk Southern Corp.	145,600	12,316,304
Union Pacific Corp.	298,490	23,341,918
		61,662,717
TOTAL INDUSTRIALS		389,030,994
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.7%
Cisco Systems, Inc.	2,124,000	57,677,220
Qualcomm Technologies, Inc.	1,433,500	71,653,498
		129,330,718
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.9%
Alphabet, Inc.:
Class A (a)	94,150	$ 73,249,642
Class C	88,126	66,877,059
Facebook, Inc. Class A (a)	105,000	10,989,300
Twitter, Inc. (a)	450,900	10,433,826
Yahoo!, Inc. (a)	355,039	11,808,597
		173,358,424
IT Services - 5.1%
Cognizant Technology Solutions Corp. Class A (a)	212,500	12,754,250
First Data Corp.	768,522	11,080,550
IBM Corp.	285,600	39,304,272
MasterCard, Inc. Class A	487,400	47,453,264
PayPal Holdings, Inc. (a)	325,100	11,768,620
Visa, Inc. Class A	739,200	57,324,960
		179,685,916
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	185,036	10,698,782
Software - 5.7%
Adobe Systems, Inc. (a)	189,500	17,801,630
Microsoft Corp.	2,373,300	131,670,684
Oracle Corp.	947,900	34,626,787
Salesforce.com, Inc. (a)	197,800	15,507,520
		199,606,621
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,281,507	134,891,427
EMC Corp.	1,492,200	38,319,696
HP, Inc.	330,100	3,908,384
		177,119,507
TOTAL INFORMATION TECHNOLOGY		869,799,968
MATERIALS - 2.9%
Chemicals - 2.8%
E.I. du Pont de Nemours & Co.	306,300	20,399,580
LyondellBasell Industries NV Class A	128,100	11,131,890
Monsanto Co.	439,010	43,251,265
PPG Industries, Inc.	33,100	3,270,942
Syngenta AG (Switzerland)	53,433	20,913,842
		98,967,519
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	455,800	$ 3,085,766
TOTAL MATERIALS		102,053,285
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	1,123,025	51,906,216
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	519,300	14,420,961
TOTAL COMMON STOCKS (Cost $2,948,140,076)		3,477,353,617
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.33% (b)	28,557,615	28,557,615
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	11,245,575	11,245,575
TOTAL MONEY MARKET FUNDS (Cost $39,803,190)		39,803,190
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,987,943,266)		3,517,156,807
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,916,045)
NET ASSETS - 100%		$ 3,508,240,762
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,875
Fidelity Securities Lending Cash Central Fund	74,726
Total	$ 96,601
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 310,949,027	$ 310,949,027	$ -	$ -
Consumer Staples	315,972,720	296,696,965	19,275,755	-
Energy	315,793,812	315,793,812	-	-
Financials	677,519,848	677,519,848	-	-
Health Care	429,906,786	426,726,395	3,180,391	-
Industrials	389,030,994	389,030,994	-	-
Information Technology	869,799,968	858,719,418	11,080,550	-
Materials	102,053,285	81,139,443	20,913,842	-
Telecommunication Services	51,906,216	51,906,216	-	-
Utilities	14,420,961	14,420,961	-	-
Money Market Funds	39,803,190	39,803,190	-	-
Total Investments in Securities:	$ 3,517,156,807	$ 3,462,706,269	$ 54,450,538	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	3.0%
Canada	2.1%
Ireland	1.5%
Israel	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $108,227,113) - See accompanying schedule: Unaffiliated issuers (cost $2,948,140,076)	$ 3,477,353,617
Fidelity Central Funds (cost $39,803,190)	39,803,190
Total Investments (cost $2,987,943,266)		$ 3,517,156,807
Receivable for investments sold		4,820,665
Receivable for fund shares sold		4,257,699
Dividends receivable		4,531,640
Distributions receivable from Fidelity Central Funds		30,614
Prepaid expenses		7,314
Other receivables		29,959
Total assets		3,530,834,698

Liabilities
Payable for investments purchased	$ 5,154,779
Payable for fund shares redeemed	4,124,098
Accrued management fee	1,311,146
Distribution and service plan fees payable	55,613
Other affiliated payables	668,060
Other payables and accrued expenses	34,665
Collateral on securities loaned, at value	11,245,575
Total liabilities		22,593,936

Net Assets		$ 3,508,240,762
Net Assets consist of:
Paid in capital		$ 2,984,434,153
Undistributed net investment income		1,753,473
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,136,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		529,189,325
Net Assets		$ 3,508,240,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($74,558,489 ÷ 4,806,711 shares)	$ 15.51

Maximum offering price per share (100/94.25 of $15.51)	$ 16.46
Class T: Net Asset Value and redemption price per share ($23,799,708 ÷ 1,533,818 shares)	$ 15.52

Maximum offering price per share (100/96.50 of $15.52)	$ 16.08
Class B: Net Asset Value and offering price per share ($657,610 ÷ 42,373 shares)A	$ 15.52

Class C: Net Asset Value and offering price per share ($35,374,970 ÷ 2,306,449 shares)A	$ 15.34

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($3,204,695,967 ÷ 205,162,534 shares)	$ 15.62

Class I: Net Asset Value, offering price and redemption price per share ($166,781,943 ÷ 10,667,255 shares)	$ 15.63

Class Z: Net Asset Value, offering price and redemption price per share ($2,372,075 ÷ 152,303 shares)	$ 15.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Dividends		$ 39,893,332
Income from Fidelity Central Funds		96,601
Total income		39,989,933

Expenses
Management fee	$ 7,871,702
Transfer agent fees	3,443,230
Distribution and service plan fees	365,224
Accounting and security lending fees	509,294
Custodian fees and expenses	35,158
Independent trustees' compensation	7,763
Registration fees	116,257
Audit	29,173
Legal	7,633
Interest	1,504
Miscellaneous	10,420
Total expenses before reductions	12,397,358
Expense reductions	(33,564)	12,363,794
Net investment income (loss)		27,626,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,516,552
Foreign currency transactions	(847)
Total net realized gain (loss)		31,515,705
Change in net unrealized appreciation (depreciation) on: Investment securities	(152,795,306)
Assets and liabilities in foreign currencies	(17,515)
Total change in net unrealized appreciation (depreciation)		(152,812,821)
Net gain (loss)		(121,297,116)
Net increase (decrease) in net assets resulting from operations		$ (93,670,977)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,626,139	$ 52,928,055
Net realized gain (loss)	31,515,705	352,238,859
Change in net unrealized appreciation (depreciation)	(152,812,821)	(177,970,747)
Net increase (decrease) in net assets resulting from operations	(93,670,977)	227,196,167
Distributions to shareholders from net investment income	(52,373,016)	(46,829,535)
Distributions to shareholders from net realized gain	(87,100,140)	(111,240,730)
Total distributions	(139,473,156)	(158,070,265)
Share transactions - net increase (decrease)	75,318,045	(48,371,272)
Total increase (decrease) in net assets	(157,826,088)	20,754,630

Net Assets
Beginning of period	3,666,066,850	3,645,312,220
End of period (including undistributed net investment income of $1,753,473 and undistributed net investment income of $26,500,350, respectively)	$ 3,508,240,762	$ 3,666,066,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mega Cap Stock Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.56	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.10	.18	.18	.17	.13	.07
Net realized and unrealized gain (loss)	(.57)	.71	3.00	2.43	.64	2.28
Total from investment operations	(.47)	.89	3.18	2.60	.77	2.35
Distributions from net investment income	(.18)	(.17)	(.16)	(.14)	(.09)	(.05)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.58)	(.65) J	(.37)	(.14)	(.09)	(.05)
Net asset value, end of period	$ 15.51	$ 16.56	$ 16.32	$ 13.51	$ 11.05	$ 10.37
Total ReturnB, C, D	(2.87)%	5.69%	23.88%	23.78%	7.57%	29.23%
Ratios to Average Net AssetsF, H
Expenses before reductions	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Expenses net of fee waivers, if any	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Expenses net of all reductions	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Net investment income (loss)	1.31%A	1.10%	1.19%	1.37%	1.28%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,558	$ 117,385	$ 77,335	$ 20,336	$ 8,527	$ 4,169
Portfolio turnover rateG	29%A	22%I	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class T

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.09	.16	.14	.14	.10	.05
Net realized and unrealized gain (loss)	(.57)	.70	3.00	2.43	.64	2.29
Total from investment operations	(.48)	.86	3.14	2.57	.74	2.34
Distributions from net investment income	(.16)	(.13)	(.13)	(.11)	(.07)	(.03)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.57) J	(.60)	(.34)	(.11)	(.07)	(.03)
Net asset value, end of period	$ 15.52	$ 16.57	$ 16.31	$ 13.51	$ 11.05	$ 10.38
Total ReturnB, C, D	(2.95)%	5.53%	23.54%	23.44%	7.19%	29.08%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.21%A	1.21%	1.22%	1.26%	1.32%	1.32%
Expenses net of fee waivers, if any	1.21%A	1.20%	1.22%	1.26%	1.32%	1.32%
Expenses net of all reductions	1.20%A	1.20%	1.22%	1.26%	1.32%	1.32%
Net investment income (loss)	1.07%A	.95%	.92%	1.09%	.98%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,800	$ 23,231	$ 15,728	$ 8,377	$ 2,293	$ 1,682
Portfolio turnover rateG	29%A	22%I	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class B

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Income from Investment Operations
Net investment income (loss) E	.04	.07	.06	.07	.05	-J
Net realized and unrealized gain (loss)	(.57)	.72	2.98	2.43	.63	2.28
Total from investment operations	(.53)	.79	3.04	2.50	.68	2.28
Distributions from net investment income	(.06)	(.02)	(.04)	(.04)	(.01)	-
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.46)	(.49)	(.26) L	(.04)	(.01)	-
Net asset value, end of period	$ 15.52	$ 16.51	$ 16.21	$ 13.43	$ 10.97	$ 10.30
Total ReturnB, C, D	(3.25)%	5.04%	22.82%	22.83%	6.62%	28.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.76%A	1.73%	1.78%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.76%A	1.73%	1.78%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.75%A	1.73%	1.78%	1.80%	1.81%	1.82%
Net investment income (loss)	.52%A	.42%	.37%	.55%	.49%	-%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 658	$ 875	$ 919	$ 716	$ 704	$ 764
Portfolio turnover rateG	29%A	22%K	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .005%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.005 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class C

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Income from Investment Operations
Net investment income (loss) E	.05	.07	.06	.07	.05	-I
Net realized and unrealized gain (loss)	(.56)	.71	2.97	2.42	.64	2.27
Total from investment operations	(.51)	.78	3.03	2.49	.69	2.27
Distributions from net investment income	(.09)	(.08)	(.08)	(.04)	(.04)	-
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.50) K	(.55)	(.29)	(.04)	(.04)	-
Net asset value, end of period	$ 15.34	$ 16.35	$ 16.12	$ 13.38	$ 10.93	$ 10.28
Total ReturnB, C, D	(3.19)%	5.05%	22.90%	22.83%	6.74%	28.34%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Expenses net of fee waivers, if any	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Expenses net of all reductions	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Net investment income (loss)	.59%A	.45%	.43%	.59%	.51%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,375	$ 34,790	$ 16,600	$ 7,938	$ 2,845	$ 1,913
Portfolio turnover rateG	29%A	22%J	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.005 per share. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Income from Investment Operations
Net investment income (loss) D	.13	.24	.22	.20	.16	.10
Net realized and unrealized gain (loss)	(.58)	.72	3.02	2.46	.64	2.29
Total from investment operations	(.45)	.96	3.24	2.66	.80	2.39
Distributions from net investment income	(.25)	(.21)	(.19)	(.17)	(.12)	(.07)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.65)	(.68)	(.40)	(.17)	(.12)	(.07)
Net asset value, end of period	$ 15.62	$ 16.72	$ 16.44	$ 13.60	$ 11.11	$ 10.43
Total ReturnB, C	(2.73)%	6.13%	24.18%	24.17%	7.83%	29.61%
Ratios to Average Net AssetsE, G
Expenses before reductions	.68%A	.67%	.68%	.70%	.76%	.79%
Expenses net of fee waivers, if any	.68%A	.67%	.68%	.70%	.76%	.79%
Expenses net of all reductions	.68%A	.67%	.68%	.70%	.75%	.78%
Net investment income (loss)	1.60%A	1.48%	1.47%	1.64%	1.55%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,204,696	$ 3,300,700	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233
Portfolio turnover rateF	29%A	22%H	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Income from Investment Operations
Net investment income (loss) D	.13	.24	.22	.20	.16	.10
Net realized and unrealized gain (loss)	(.58)	.72	3.02	2.44	.63	2.30
Total from investment operations	(.45)	.96	3.24	2.64	.79	2.40
Distributions from net investment income	(.24)	(.15)	(.18)	(.17)	(.11)	(.09)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.65) J	(.62)	(.40) I	(.17)	(.11)	(.09)
Net asset value, end of period	$ 15.63	$ 16.73	$ 16.39	$ 13.55	$ 11.08	$ 10.40
Total ReturnB, C	(2.74)%	6.11%	24.23%	24.06%	7.77%	29.74%
Ratios to Average Net AssetsE, G
Expenses before reductions	.68%A	.69%	.71%	.74%	.78%	.79%
Expenses net of fee waivers, if any	.68%A	.68%	.71%	.74%	.78%	.79%
Expenses net of all reductions	.68%A	.68%	.71%	.74%	.77%	.78%
Net investment income (loss)	1.60%A	1.47%	1.43%	1.61%	1.53%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,782	$ 186,637	$ 674,416	$ 312,814	$ 175,833	$ 136,768
Portfolio turnover rateF	29%A	22%H	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPortfolio turnover rate excludes securities received or delivered in-kind. ITotal distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class Z

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 16.40	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.14	.27	.21
Net realized and unrealized gain (loss)	(.59)	.72	2.20
Total from investment operations	(.45)	.99	2.41
Distributions from net investment income	(.27)	(.23)	(.10)
Distributions from net realized gain	(.40)	(.47)	(.21)
Total distributions	(.67)	(.70)	(.32) J
Net asset value, end of period	$ 15.57	$ 16.69	$ 16.40
Total ReturnB, C	(2.71)%	6.33%	17.06%
Ratios to Average Net AssetsE, H
Expenses before reductions	.54%A	.54%	.54%A
Expenses net of fee waivers, if any	.54%A	.54%	.54%A
Expenses net of all reductions	.53%A	.54%	.54%A
Net investment income (loss)	1.74%A	1.61%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,372	$ 2,449	$ 117
Portfolio turnover rateF	29%A	22%I	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to June 30, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 732,265,285
Gross unrealized depreciation	(218,249,467)
Net unrealized appreciation (depreciation) on securities	$ 514,015,818
Tax cost	$ 3,003,140,989

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $511,860,845 and $573,422,001, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 132,777	$ -
Class T	.25%	.25%	57,466	-
Class B	.75%	.25%	3,876	2,907
Class C	.75%	.25%	171,105	65,242
			$ 365,224	$ 68,149

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,833
Class T	3,083
Class BA	266
Class C A	4,712
$ 23,894

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$ 124,389.23
Class T	24,898.22
Class B	1,041.27
Class C	35,030.20
Mega Cap Stock	3,090,283.20
Class I	167,029.19
Class Z	560.05
	$ 3,443,230

A Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,464 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 79,119,500.34%		$ 1,504

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchase and sales amounts shown in the Purchase and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,334 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,726. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,766 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,773.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
From net investment income
Class A	$ 1,080,757	$ 950,795
Class T	237,462	142,768
Class B	2,701	987
Class C	200,810	106,396
Mega Cap Stock	48,179,153	44,068,113
Class I	2,632,093	1,558,917
Class Z	40,040	1,559
Total	$ 52,373,016	$ 46,829,535
From net realized gain
Class A	$ 2,557,147	$ 2,510,571
Class T	579,751	494,206
Class B	19,784	24,560
Class C	882,477	584,855
Mega Cap Stock	78,620,947	102,921,747
Class I	4,380,245	4,701,472
Class Z	59,789	3,319
Total	$ 87,100,140	$ 111,240,730

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Class A
Shares sold	1,553,080	5,262,936	$ 24,496,561	$ 85,912,467
Reinvestment of distributions	222,669	215,202	3,545,701	3,382,641
Shares redeemed	(4,056,029)	(3,131,094)	(65,008,091)	(51,196,855)
Net increase (decrease)	(2,280,280)	2,347,044	$ (36,965,829)	$ 38,098,253
Class T
Shares sold	296,026	751,262	$ 4,686,130	$ 12,268,310
Reinvestment of distributions	51,248	40,216	811,453	633,071
Shares redeemed	(215,147)	(354,371)	(3,379,287)	(5,807,319)
Net increase (decrease)	132,127	437,107	$ 2,118,296	$ 7,094,062
Class B
Shares sold	2,240	9,844	$ 36,481	$ 158,413
Reinvestment of distributions	1,413	1,621	22,443	25,462
Shares redeemed	(14,248)	(15,153)	(226,102)	(248,719)
Net increase (decrease)	(10,595)	(3,688)	$ (167,178)	$ (64,844)
Class C
Shares sold	400,737	1,409,999	$ 6,272,753	$ 22,764,590
Reinvestment of distributions	68,302	43,387	1,069,779	676,285
Shares redeemed	(289,970)	(355,732)	(4,515,274)	(5,782,952)
Net increase (decrease)	179,069	1,097,654	$ 2,827,258	$ 17,657,923
Mega Cap Stock
Shares sold	37,127,194	107,166,467	$ 590,801,675	$ 1,752,258,464
Reinvestment of distributions	7,313,370	8,630,508	116,495,537	136,563,203
Shares redeemed	(36,670,747)	(92,388,644)A	(591,821,307)	(1,518,515,214)A
Net increase (decrease)	7,769,817	23,408,331	$ 115,475,905	$ 370,306,453

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Class I
Shares sold	1,060,237	22,065,940B	$ 16,610,414	$ 358,328,832B
Reinvestment of distributions	417,290	376,861	6,659,834	5,974,450
Shares redeemed	(1,963,297)	(52,444,350)	(31,329,907)	(848,059,899)
Net increase (decrease)	(485,770)	(30,001,549)	$ (8,059,659)	$ (483,756,617)
Class Z
Shares sold	6,197	143,767	$ 98,333	$ 2,363,066
Reinvestment of distributions	6,283	309	99,829	4,878
Shares redeemed	(6,948)	(4,443)	(108,910)	(74,446)
Net increase (decrease)	5,532	139,633	$ 89,252	$ 2,293,498

A Amount includes in-kind redemptions

B Amount includes in-kind exchanges

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Semiannual Report

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGIII-USAN-0216
1.855222.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class Z

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Class Z
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	.97%
Actual		$ 1,000.00	$ 971.30	$ 4.81
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Class T	1.21%
Actual		$ 1,000.00	$ 970.50	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.14
Class B	1.76%
Actual		$ 1,000.00	$ 967.50	$ 8.70
HypotheticalA		$ 1,000.00	$ 1,016.29	$ 8.92
Class C	1.69%
Actual		$ 1,000.00	$ 968.10	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,016.64	$ 8.57
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 972.70	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
Class I	.68%
Actual		$ 1,000.00	$ 972.60	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
Class Z	.54%
Actual		$ 1,000.00	$ 972.90	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.8
General Electric Co.	4.0	3.6
Apple, Inc.	3.9	4.8
Microsoft Corp.	3.8	3.2
Bank of America Corp.	3.2	3.0
Citigroup, Inc.	2.6	2.8
Chevron Corp.	2.4	2.1
Johnson & Johnson	2.3	2.0
Procter & Gamble Co.	2.2	2.1
Alphabet, Inc. Class A	2.1	1.7
	30.9
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.8	24.3
Financials	19.3	20.4
Health Care	12.2	10.5
Industrials	11.1	10.9
Consumer Staples	9.0	9.6
Asset Allocation (% of fund's net assets)
As of December 31, 2015 *		As of June 30, 2015 **
	Stocks 99.1%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	10.0%	** Foreign investments	9.9%

Semiannual Report

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.3%
General Motors Co.	267,300	$ 9,090,873
Tesla Motors, Inc. (a)	1,500	360,015
		9,450,888
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	195,300	8,561,952
Yum! Brands, Inc.	252,100	18,415,905
		26,977,857
Internet & Catalog Retail - 0.1%
Priceline Group, Inc. (a)	1,300	1,657,435
Media - 4.3%
Comcast Corp. Class A	1,104,600	62,332,578
The Walt Disney Co.	148,000	15,551,840
Time Warner, Inc.	834,500	53,967,115
Viacom, Inc. Class B (non-vtg.)	495,800	20,407,128
		152,258,661
Multiline Retail - 1.9%
Target Corp.	914,200	66,380,062
Specialty Retail - 1.5%
Lowe's Companies, Inc.	713,100	54,224,124
TOTAL CONSUMER DISCRETIONARY		310,949,027
CONSUMER STAPLES - 9.0%
Beverages - 3.2%
Diageo PLC	705,871	19,275,755
PepsiCo, Inc.	322,705	32,244,684
The Coca-Cola Co.	1,412,500	60,681,000
		112,201,439
Food & Staples Retailing - 1.6%
CVS Health Corp.	315,500	30,846,435
Wal-Mart Stores, Inc.	68,900	4,223,570
Walgreens Boots Alliance, Inc.	236,697	20,155,933
		55,225,938
Household Products - 2.2%
Procter & Gamble Co.	967,200	76,805,352
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	36,700	3,231,802
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	225,700	$ 24,928,565
Philip Morris International, Inc.	495,730	43,579,624
		68,508,189
TOTAL CONSUMER STAPLES		315,972,720
ENERGY - 9.0%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	321,800	14,851,070
Schlumberger Ltd.	327,000	22,808,250
		37,659,320
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	134,500	6,534,010
Apache Corp.	758,605	33,735,164
Chevron Corp.	930,300	83,689,788
ConocoPhillips Co.	690,900	32,258,121
Exxon Mobil Corp.	78,371	6,109,019
Imperial Oil Ltd.	802,100	26,131,870
Kinder Morgan, Inc.	1,189,300	17,744,356
Suncor Energy, Inc.	1,928,300	49,778,764
The Williams Companies, Inc.	862,000	22,153,400
		278,134,492
TOTAL ENERGY		315,793,812
FINANCIALS - 19.3%
Banks - 13.8%
Bank of America Corp.	6,611,900	111,278,277
Citigroup, Inc.	1,771,470	91,673,573
JPMorgan Chase & Co.	2,355,200	155,513,854
PNC Financial Services Group, Inc.	263,400	25,104,654
Standard Chartered PLC (United Kingdom)	1,010,989	8,401,385
U.S. Bancorp	1,303,900	55,637,413
Wells Fargo & Co.	696,230	37,847,063
		485,456,219
Capital Markets - 3.7%
Charles Schwab Corp.	815,900	26,867,587
Franklin Resources, Inc.	112,500	4,142,250
Goldman Sachs Group, Inc.	35,300	6,362,119
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,251,800	$ 39,819,758
State Street Corp.	764,400	50,725,584
		127,917,298
Consumer Finance - 0.1%
American Express Co.	21,900	1,523,145
Insurance - 1.6%
ACE Ltd.	48,500	5,667,225
American International Group, Inc.	222,900	13,813,113
Marsh & McLennan Companies, Inc.	220,080	12,203,436
MetLife, Inc.	537,795	25,927,097
		57,610,871
Real Estate Investment Trusts - 0.1%
American Tower Corp.	51,700	5,012,315
TOTAL FINANCIALS		677,519,848
HEALTH CARE - 12.2%
Biotechnology - 2.2%
AbbVie, Inc.	327,267	19,387,297
Amgen, Inc.	184,190	29,899,563
Biogen, Inc. (a)	87,300	26,744,355
Intercept Pharmaceuticals, Inc. (a)	9,000	1,344,150
		77,375,365
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	533,100	23,941,521
Medtronic PLC	481,413	37,030,288
		60,971,809
Health Care Providers & Services - 2.3%
Express Scripts Holding Co. (a)	388,262	33,937,981
McKesson Corp.	218,900	43,173,647
UnitedHealth Group, Inc.	25,348	2,981,939
		80,093,567
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.	2,400	340,440
Pharmaceuticals - 6.0%
Allergan PLC (a)	36,400	11,375,000
Bristol-Myers Squibb Co.	125,950	8,664,101
GlaxoSmithKline PLC sponsored ADR	1,321,100	53,306,385
Johnson & Johnson	772,700	79,371,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	57,200	$ 4,921,488
Sanofi SA	37,319	3,180,391
Teva Pharmaceutical Industries Ltd. sponsored ADR	766,400	50,306,496
		211,125,605
TOTAL HEALTH CARE		429,906,786
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.2%
The Boeing Co.	321,300	46,456,767
United Technologies Corp.	335,500	32,231,485
		78,688,252
Air Freight & Logistics - 2.0%
FedEx Corp.	135,100	20,128,549
United Parcel Service, Inc. Class B	504,600	48,557,658
		68,686,207
Electrical Equipment - 0.7%
Eaton Corp. PLC	159,800	8,315,992
Emerson Electric Co.	369,500	17,673,185
		25,989,177
Industrial Conglomerates - 4.0%
General Electric Co.	4,473,100	139,337,065
Machinery - 0.4%
Cummins, Inc.	43,600	3,837,236
Deere & Co. (d)	142,000	10,830,340
		14,667,576
Road & Rail - 1.8%
CSX Corp.	1,002,100	26,004,495
Norfolk Southern Corp.	145,600	12,316,304
Union Pacific Corp.	298,490	23,341,918
		61,662,717
TOTAL INDUSTRIALS		389,030,994
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.7%
Cisco Systems, Inc.	2,124,000	57,677,220
Qualcomm Technologies, Inc.	1,433,500	71,653,498
		129,330,718
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.9%
Alphabet, Inc.:
Class A (a)	94,150	$ 73,249,642
Class C	88,126	66,877,059
Facebook, Inc. Class A (a)	105,000	10,989,300
Twitter, Inc. (a)	450,900	10,433,826
Yahoo!, Inc. (a)	355,039	11,808,597
		173,358,424
IT Services - 5.1%
Cognizant Technology Solutions Corp. Class A (a)	212,500	12,754,250
First Data Corp.	768,522	11,080,550
IBM Corp.	285,600	39,304,272
MasterCard, Inc. Class A	487,400	47,453,264
PayPal Holdings, Inc. (a)	325,100	11,768,620
Visa, Inc. Class A	739,200	57,324,960
		179,685,916
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	185,036	10,698,782
Software - 5.7%
Adobe Systems, Inc. (a)	189,500	17,801,630
Microsoft Corp.	2,373,300	131,670,684
Oracle Corp.	947,900	34,626,787
Salesforce.com, Inc. (a)	197,800	15,507,520
		199,606,621
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,281,507	134,891,427
EMC Corp.	1,492,200	38,319,696
HP, Inc.	330,100	3,908,384
		177,119,507
TOTAL INFORMATION TECHNOLOGY		869,799,968
MATERIALS - 2.9%
Chemicals - 2.8%
E.I. du Pont de Nemours & Co.	306,300	20,399,580
LyondellBasell Industries NV Class A	128,100	11,131,890
Monsanto Co.	439,010	43,251,265
PPG Industries, Inc.	33,100	3,270,942
Syngenta AG (Switzerland)	53,433	20,913,842
		98,967,519
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	455,800	$ 3,085,766
TOTAL MATERIALS		102,053,285
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	1,123,025	51,906,216
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	519,300	14,420,961
TOTAL COMMON STOCKS (Cost $2,948,140,076)		3,477,353,617
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.33% (b)	28,557,615	28,557,615
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	11,245,575	11,245,575
TOTAL MONEY MARKET FUNDS (Cost $39,803,190)		39,803,190
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,987,943,266)		3,517,156,807
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,916,045)
NET ASSETS - 100%		$ 3,508,240,762
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,875
Fidelity Securities Lending Cash Central Fund	74,726
Total	$ 96,601
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 310,949,027	$ 310,949,027	$ -	$ -
Consumer Staples	315,972,720	296,696,965	19,275,755	-
Energy	315,793,812	315,793,812	-	-
Financials	677,519,848	677,519,848	-	-
Health Care	429,906,786	426,726,395	3,180,391	-
Industrials	389,030,994	389,030,994	-	-
Information Technology	869,799,968	858,719,418	11,080,550	-
Materials	102,053,285	81,139,443	20,913,842	-
Telecommunication Services	51,906,216	51,906,216	-	-
Utilities	14,420,961	14,420,961	-	-
Money Market Funds	39,803,190	39,803,190	-	-
Total Investments in Securities:	$ 3,517,156,807	$ 3,462,706,269	$ 54,450,538	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	3.0%
Canada	2.1%
Ireland	1.5%
Israel	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $108,227,113) - See accompanying schedule: Unaffiliated issuers (cost $2,948,140,076)	$ 3,477,353,617
Fidelity Central Funds (cost $39,803,190)	39,803,190
Total Investments (cost $2,987,943,266)		$ 3,517,156,807
Receivable for investments sold		4,820,665
Receivable for fund shares sold		4,257,699
Dividends receivable		4,531,640
Distributions receivable from Fidelity Central Funds		30,614
Prepaid expenses		7,314
Other receivables		29,959
Total assets		3,530,834,698

Liabilities
Payable for investments purchased	$ 5,154,779
Payable for fund shares redeemed	4,124,098
Accrued management fee	1,311,146
Distribution and service plan fees payable	55,613
Other affiliated payables	668,060
Other payables and accrued expenses	34,665
Collateral on securities loaned, at value	11,245,575
Total liabilities		22,593,936

Net Assets		$ 3,508,240,762
Net Assets consist of:
Paid in capital		$ 2,984,434,153
Undistributed net investment income		1,753,473
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,136,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		529,189,325
Net Assets		$ 3,508,240,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($74,558,489 ÷ 4,806,711 shares)	$ 15.51

Maximum offering price per share (100/94.25 of $15.51)	$ 16.46
Class T: Net Asset Value and redemption price per share ($23,799,708 ÷ 1,533,818 shares)	$ 15.52

Maximum offering price per share (100/96.50 of $15.52)	$ 16.08
Class B: Net Asset Value and offering price per share ($657,610 ÷ 42,373 shares)A	$ 15.52

Class C: Net Asset Value and offering price per share ($35,374,970 ÷ 2,306,449 shares)A	$ 15.34

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($3,204,695,967 ÷ 205,162,534 shares)	$ 15.62

Class I: Net Asset Value, offering price and redemption price per share ($166,781,943 ÷ 10,667,255 shares)	$ 15.63

Class Z: Net Asset Value, offering price and redemption price per share ($2,372,075 ÷ 152,303 shares)	$ 15.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Dividends		$ 39,893,332
Income from Fidelity Central Funds		96,601
Total income		39,989,933

Expenses
Management fee	$ 7,871,702
Transfer agent fees	3,443,230
Distribution and service plan fees	365,224
Accounting and security lending fees	509,294
Custodian fees and expenses	35,158
Independent trustees' compensation	7,763
Registration fees	116,257
Audit	29,173
Legal	7,633
Interest	1,504
Miscellaneous	10,420
Total expenses before reductions	12,397,358
Expense reductions	(33,564)	12,363,794
Net investment income (loss)		27,626,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,516,552
Foreign currency transactions	(847)
Total net realized gain (loss)		31,515,705
Change in net unrealized appreciation (depreciation) on: Investment securities	(152,795,306)
Assets and liabilities in foreign currencies	(17,515)
Total change in net unrealized appreciation (depreciation)		(152,812,821)
Net gain (loss)		(121,297,116)
Net increase (decrease) in net assets resulting from operations		$ (93,670,977)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,626,139	$ 52,928,055
Net realized gain (loss)	31,515,705	352,238,859
Change in net unrealized appreciation (depreciation)	(152,812,821)	(177,970,747)
Net increase (decrease) in net assets resulting from operations	(93,670,977)	227,196,167
Distributions to shareholders from net investment income	(52,373,016)	(46,829,535)
Distributions to shareholders from net realized gain	(87,100,140)	(111,240,730)
Total distributions	(139,473,156)	(158,070,265)
Share transactions - net increase (decrease)	75,318,045	(48,371,272)
Total increase (decrease) in net assets	(157,826,088)	20,754,630

Net Assets
Beginning of period	3,666,066,850	3,645,312,220
End of period (including undistributed net investment income of $1,753,473 and undistributed net investment income of $26,500,350, respectively)	$ 3,508,240,762	$ 3,666,066,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mega Cap Stock Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.56	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.10	.18	.18	.17	.13	.07
Net realized and unrealized gain (loss)	(.57)	.71	3.00	2.43	.64	2.28
Total from investment operations	(.47)	.89	3.18	2.60	.77	2.35
Distributions from net investment income	(.18)	(.17)	(.16)	(.14)	(.09)	(.05)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.58)	(.65) J	(.37)	(.14)	(.09)	(.05)
Net asset value, end of period	$ 15.51	$ 16.56	$ 16.32	$ 13.51	$ 11.05	$ 10.37
Total ReturnB, C, D	(2.87)%	5.69%	23.88%	23.78%	7.57%	29.23%
Ratios to Average Net AssetsF, H
Expenses before reductions	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Expenses net of fee waivers, if any	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Expenses net of all reductions	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Net investment income (loss)	1.31%A	1.10%	1.19%	1.37%	1.28%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,558	$ 117,385	$ 77,335	$ 20,336	$ 8,527	$ 4,169
Portfolio turnover rateG	29%A	22%I	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class T

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.09	.16	.14	.14	.10	.05
Net realized and unrealized gain (loss)	(.57)	.70	3.00	2.43	.64	2.29
Total from investment operations	(.48)	.86	3.14	2.57	.74	2.34
Distributions from net investment income	(.16)	(.13)	(.13)	(.11)	(.07)	(.03)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.57) J	(.60)	(.34)	(.11)	(.07)	(.03)
Net asset value, end of period	$ 15.52	$ 16.57	$ 16.31	$ 13.51	$ 11.05	$ 10.38
Total ReturnB, C, D	(2.95)%	5.53%	23.54%	23.44%	7.19%	29.08%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.21%A	1.21%	1.22%	1.26%	1.32%	1.32%
Expenses net of fee waivers, if any	1.21%A	1.20%	1.22%	1.26%	1.32%	1.32%
Expenses net of all reductions	1.20%A	1.20%	1.22%	1.26%	1.32%	1.32%
Net investment income (loss)	1.07%A	.95%	.92%	1.09%	.98%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,800	$ 23,231	$ 15,728	$ 8,377	$ 2,293	$ 1,682
Portfolio turnover rateG	29%A	22%I	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class B

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Income from Investment Operations
Net investment income (loss) E	.04	.07	.06	.07	.05	-J
Net realized and unrealized gain (loss)	(.57)	.72	2.98	2.43	.63	2.28
Total from investment operations	(.53)	.79	3.04	2.50	.68	2.28
Distributions from net investment income	(.06)	(.02)	(.04)	(.04)	(.01)	-
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.46)	(.49)	(.26) L	(.04)	(.01)	-
Net asset value, end of period	$ 15.52	$ 16.51	$ 16.21	$ 13.43	$ 10.97	$ 10.30
Total ReturnB, C, D	(3.25)%	5.04%	22.82%	22.83%	6.62%	28.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.76%A	1.73%	1.78%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.76%A	1.73%	1.78%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.75%A	1.73%	1.78%	1.80%	1.81%	1.82%
Net investment income (loss)	.52%A	.42%	.37%	.55%	.49%	-%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 658	$ 875	$ 919	$ 716	$ 704	$ 764
Portfolio turnover rateG	29%A	22%K	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .005%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.005 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class C

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Income from Investment Operations
Net investment income (loss) E	.05	.07	.06	.07	.05	-I
Net realized and unrealized gain (loss)	(.56)	.71	2.97	2.42	.64	2.27
Total from investment operations	(.51)	.78	3.03	2.49	.69	2.27
Distributions from net investment income	(.09)	(.08)	(.08)	(.04)	(.04)	-
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.50) K	(.55)	(.29)	(.04)	(.04)	-
Net asset value, end of period	$ 15.34	$ 16.35	$ 16.12	$ 13.38	$ 10.93	$ 10.28
Total ReturnB, C, D	(3.19)%	5.05%	22.90%	22.83%	6.74%	28.34%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Expenses net of fee waivers, if any	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Expenses net of all reductions	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Net investment income (loss)	.59%A	.45%	.43%	.59%	.51%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,375	$ 34,790	$ 16,600	$ 7,938	$ 2,845	$ 1,913
Portfolio turnover rateG	29%A	22%J	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.005 per share. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Income from Investment Operations
Net investment income (loss) D	.13	.24	.22	.20	.16	.10
Net realized and unrealized gain (loss)	(.58)	.72	3.02	2.46	.64	2.29
Total from investment operations	(.45)	.96	3.24	2.66	.80	2.39
Distributions from net investment income	(.25)	(.21)	(.19)	(.17)	(.12)	(.07)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.65)	(.68)	(.40)	(.17)	(.12)	(.07)
Net asset value, end of period	$ 15.62	$ 16.72	$ 16.44	$ 13.60	$ 11.11	$ 10.43
Total ReturnB, C	(2.73)%	6.13%	24.18%	24.17%	7.83%	29.61%
Ratios to Average Net AssetsE, G
Expenses before reductions	.68%A	.67%	.68%	.70%	.76%	.79%
Expenses net of fee waivers, if any	.68%A	.67%	.68%	.70%	.76%	.79%
Expenses net of all reductions	.68%A	.67%	.68%	.70%	.75%	.78%
Net investment income (loss)	1.60%A	1.48%	1.47%	1.64%	1.55%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,204,696	$ 3,300,700	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233
Portfolio turnover rateF	29%A	22%H	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Income from Investment Operations
Net investment income (loss) D	.13	.24	.22	.20	.16	.10
Net realized and unrealized gain (loss)	(.58)	.72	3.02	2.44	.63	2.30
Total from investment operations	(.45)	.96	3.24	2.64	.79	2.40
Distributions from net investment income	(.24)	(.15)	(.18)	(.17)	(.11)	(.09)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.65) J	(.62)	(.40) I	(.17)	(.11)	(.09)
Net asset value, end of period	$ 15.63	$ 16.73	$ 16.39	$ 13.55	$ 11.08	$ 10.40
Total ReturnB, C	(2.74)%	6.11%	24.23%	24.06%	7.77%	29.74%
Ratios to Average Net AssetsE, G
Expenses before reductions	.68%A	.69%	.71%	.74%	.78%	.79%
Expenses net of fee waivers, if any	.68%A	.68%	.71%	.74%	.78%	.79%
Expenses net of all reductions	.68%A	.68%	.71%	.74%	.77%	.78%
Net investment income (loss)	1.60%A	1.47%	1.43%	1.61%	1.53%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,782	$ 186,637	$ 674,416	$ 312,814	$ 175,833	$ 136,768
Portfolio turnover rateF	29%A	22%H	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPortfolio turnover rate excludes securities received or delivered in-kind. ITotal distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class Z

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 16.40	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.14	.27	.21
Net realized and unrealized gain (loss)	(.59)	.72	2.20
Total from investment operations	(.45)	.99	2.41
Distributions from net investment income	(.27)	(.23)	(.10)
Distributions from net realized gain	(.40)	(.47)	(.21)
Total distributions	(.67)	(.70)	(.32) J
Net asset value, end of period	$ 15.57	$ 16.69	$ 16.40
Total ReturnB, C	(2.71)%	6.33%	17.06%
Ratios to Average Net AssetsE, H
Expenses before reductions	.54%A	.54%	.54%A
Expenses net of fee waivers, if any	.54%A	.54%	.54%A
Expenses net of all reductions	.53%A	.54%	.54%A
Net investment income (loss)	1.74%A	1.61%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,372	$ 2,449	$ 117
Portfolio turnover rateF	29%A	22%I	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to June 30, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 732,265,285
Gross unrealized depreciation	(218,249,467)
Net unrealized appreciation (depreciation) on securities	$ 514,015,818
Tax cost	$ 3,003,140,989

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $511,860,845 and $573,422,001, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 132,777	$ -
Class T	.25%	.25%	57,466	-
Class B	.75%	.25%	3,876	2,907
Class C	.75%	.25%	171,105	65,242
			$ 365,224	$ 68,149

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,833
Class T	3,083
Class BA	266
Class C A	4,712
$ 23,894

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$ 124,389.23
Class T	24,898.22
Class B	1,041.27
Class C	35,030.20
Mega Cap Stock	3,090,283.20
Class I	167,029.19
Class Z	560.05
	$ 3,443,230

A Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,464 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 79,119,500.34%		$ 1,504

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchase and sales amounts shown in the Purchase and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,334 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,726. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,766 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,773.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
From net investment income
Class A	$ 1,080,757	$ 950,795
Class T	237,462	142,768
Class B	2,701	987
Class C	200,810	106,396
Mega Cap Stock	48,179,153	44,068,113
Class I	2,632,093	1,558,917
Class Z	40,040	1,559
Total	$ 52,373,016	$ 46,829,535
From net realized gain
Class A	$ 2,557,147	$ 2,510,571
Class T	579,751	494,206
Class B	19,784	24,560
Class C	882,477	584,855
Mega Cap Stock	78,620,947	102,921,747
Class I	4,380,245	4,701,472
Class Z	59,789	3,319
Total	$ 87,100,140	$ 111,240,730

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Class A
Shares sold	1,553,080	5,262,936	$ 24,496,561	$ 85,912,467
Reinvestment of distributions	222,669	215,202	3,545,701	3,382,641
Shares redeemed	(4,056,029)	(3,131,094)	(65,008,091)	(51,196,855)
Net increase (decrease)	(2,280,280)	2,347,044	$ (36,965,829)	$ 38,098,253
Class T
Shares sold	296,026	751,262	$ 4,686,130	$ 12,268,310
Reinvestment of distributions	51,248	40,216	811,453	633,071
Shares redeemed	(215,147)	(354,371)	(3,379,287)	(5,807,319)
Net increase (decrease)	132,127	437,107	$ 2,118,296	$ 7,094,062
Class B
Shares sold	2,240	9,844	$ 36,481	$ 158,413
Reinvestment of distributions	1,413	1,621	22,443	25,462
Shares redeemed	(14,248)	(15,153)	(226,102)	(248,719)
Net increase (decrease)	(10,595)	(3,688)	$ (167,178)	$ (64,844)
Class C
Shares sold	400,737	1,409,999	$ 6,272,753	$ 22,764,590
Reinvestment of distributions	68,302	43,387	1,069,779	676,285
Shares redeemed	(289,970)	(355,732)	(4,515,274)	(5,782,952)
Net increase (decrease)	179,069	1,097,654	$ 2,827,258	$ 17,657,923
Mega Cap Stock
Shares sold	37,127,194	107,166,467	$ 590,801,675	$ 1,752,258,464
Reinvestment of distributions	7,313,370	8,630,508	116,495,537	136,563,203
Shares redeemed	(36,670,747)	(92,388,644)A	(591,821,307)	(1,518,515,214)A
Net increase (decrease)	7,769,817	23,408,331	$ 115,475,905	$ 370,306,453

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Class I
Shares sold	1,060,237	22,065,940B	$ 16,610,414	$ 358,328,832B
Reinvestment of distributions	417,290	376,861	6,659,834	5,974,450
Shares redeemed	(1,963,297)	(52,444,350)	(31,329,907)	(848,059,899)
Net increase (decrease)	(485,770)	(30,001,549)	$ (8,059,659)	$ (483,756,617)
Class Z
Shares sold	6,197	143,767	$ 98,333	$ 2,363,066
Reinvestment of distributions	6,283	309	99,829	4,878
Shares redeemed	(6,948)	(4,443)	(108,910)	(74,446)
Net increase (decrease)	5,532	139,633	$ 89,252	$ 2,293,498

A Amount includes in-kind redemptions

B Amount includes in-kind exchanges

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Semiannual Report

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGIIZ-USAN-0216
1.9585881.102

Fidelity®

Mega Cap Stock

Fund

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	.97%
Actual		$ 1,000.00	$ 971.30	$ 4.81
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Class T	1.21%
Actual		$ 1,000.00	$ 970.50	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.14
Class B	1.76%
Actual		$ 1,000.00	$ 967.50	$ 8.70
HypotheticalA		$ 1,000.00	$ 1,016.29	$ 8.92
Class C	1.69%
Actual		$ 1,000.00	$ 968.10	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,016.64	$ 8.57
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 972.70	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
Class I	.68%
Actual		$ 1,000.00	$ 972.60	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
Class Z	.54%
Actual		$ 1,000.00	$ 972.90	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.8
General Electric Co.	4.0	3.6
Apple, Inc.	3.9	4.8
Microsoft Corp.	3.8	3.2
Bank of America Corp.	3.2	3.0
Citigroup, Inc.	2.6	2.8
Chevron Corp.	2.4	2.1
Johnson & Johnson	2.3	2.0
Procter & Gamble Co.	2.2	2.1
Alphabet, Inc. Class A	2.1	1.7
	30.9
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.8	24.3
Financials	19.3	20.4
Health Care	12.2	10.5
Industrials	11.1	10.9
Consumer Staples	9.0	9.6
Asset Allocation (% of fund's net assets)
As of December 31, 2015 *		As of June 30, 2015 **
	Stocks 99.1%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	10.0%	** Foreign investments	9.9%

Semiannual Report

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.3%
General Motors Co.	267,300	$ 9,090,873
Tesla Motors, Inc. (a)	1,500	360,015
		9,450,888
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	195,300	8,561,952
Yum! Brands, Inc.	252,100	18,415,905
		26,977,857
Internet & Catalog Retail - 0.1%
Priceline Group, Inc. (a)	1,300	1,657,435
Media - 4.3%
Comcast Corp. Class A	1,104,600	62,332,578
The Walt Disney Co.	148,000	15,551,840
Time Warner, Inc.	834,500	53,967,115
Viacom, Inc. Class B (non-vtg.)	495,800	20,407,128
		152,258,661
Multiline Retail - 1.9%
Target Corp.	914,200	66,380,062
Specialty Retail - 1.5%
Lowe's Companies, Inc.	713,100	54,224,124
TOTAL CONSUMER DISCRETIONARY		310,949,027
CONSUMER STAPLES - 9.0%
Beverages - 3.2%
Diageo PLC	705,871	19,275,755
PepsiCo, Inc.	322,705	32,244,684
The Coca-Cola Co.	1,412,500	60,681,000
		112,201,439
Food & Staples Retailing - 1.6%
CVS Health Corp.	315,500	30,846,435
Wal-Mart Stores, Inc.	68,900	4,223,570
Walgreens Boots Alliance, Inc.	236,697	20,155,933
		55,225,938
Household Products - 2.2%
Procter & Gamble Co.	967,200	76,805,352
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	36,700	3,231,802
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	225,700	$ 24,928,565
Philip Morris International, Inc.	495,730	43,579,624
		68,508,189
TOTAL CONSUMER STAPLES		315,972,720
ENERGY - 9.0%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	321,800	14,851,070
Schlumberger Ltd.	327,000	22,808,250
		37,659,320
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	134,500	6,534,010
Apache Corp.	758,605	33,735,164
Chevron Corp.	930,300	83,689,788
ConocoPhillips Co.	690,900	32,258,121
Exxon Mobil Corp.	78,371	6,109,019
Imperial Oil Ltd.	802,100	26,131,870
Kinder Morgan, Inc.	1,189,300	17,744,356
Suncor Energy, Inc.	1,928,300	49,778,764
The Williams Companies, Inc.	862,000	22,153,400
		278,134,492
TOTAL ENERGY		315,793,812
FINANCIALS - 19.3%
Banks - 13.8%
Bank of America Corp.	6,611,900	111,278,277
Citigroup, Inc.	1,771,470	91,673,573
JPMorgan Chase & Co.	2,355,200	155,513,854
PNC Financial Services Group, Inc.	263,400	25,104,654
Standard Chartered PLC (United Kingdom)	1,010,989	8,401,385
U.S. Bancorp	1,303,900	55,637,413
Wells Fargo & Co.	696,230	37,847,063
		485,456,219
Capital Markets - 3.7%
Charles Schwab Corp.	815,900	26,867,587
Franklin Resources, Inc.	112,500	4,142,250
Goldman Sachs Group, Inc.	35,300	6,362,119
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,251,800	$ 39,819,758
State Street Corp.	764,400	50,725,584
		127,917,298
Consumer Finance - 0.1%
American Express Co.	21,900	1,523,145
Insurance - 1.6%
ACE Ltd.	48,500	5,667,225
American International Group, Inc.	222,900	13,813,113
Marsh & McLennan Companies, Inc.	220,080	12,203,436
MetLife, Inc.	537,795	25,927,097
		57,610,871
Real Estate Investment Trusts - 0.1%
American Tower Corp.	51,700	5,012,315
TOTAL FINANCIALS		677,519,848
HEALTH CARE - 12.2%
Biotechnology - 2.2%
AbbVie, Inc.	327,267	19,387,297
Amgen, Inc.	184,190	29,899,563
Biogen, Inc. (a)	87,300	26,744,355
Intercept Pharmaceuticals, Inc. (a)	9,000	1,344,150
		77,375,365
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	533,100	23,941,521
Medtronic PLC	481,413	37,030,288
		60,971,809
Health Care Providers & Services - 2.3%
Express Scripts Holding Co. (a)	388,262	33,937,981
McKesson Corp.	218,900	43,173,647
UnitedHealth Group, Inc.	25,348	2,981,939
		80,093,567
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.	2,400	340,440
Pharmaceuticals - 6.0%
Allergan PLC (a)	36,400	11,375,000
Bristol-Myers Squibb Co.	125,950	8,664,101
GlaxoSmithKline PLC sponsored ADR	1,321,100	53,306,385
Johnson & Johnson	772,700	79,371,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	57,200	$ 4,921,488
Sanofi SA	37,319	3,180,391
Teva Pharmaceutical Industries Ltd. sponsored ADR	766,400	50,306,496
		211,125,605
TOTAL HEALTH CARE		429,906,786
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.2%
The Boeing Co.	321,300	46,456,767
United Technologies Corp.	335,500	32,231,485
		78,688,252
Air Freight & Logistics - 2.0%
FedEx Corp.	135,100	20,128,549
United Parcel Service, Inc. Class B	504,600	48,557,658
		68,686,207
Electrical Equipment - 0.7%
Eaton Corp. PLC	159,800	8,315,992
Emerson Electric Co.	369,500	17,673,185
		25,989,177
Industrial Conglomerates - 4.0%
General Electric Co.	4,473,100	139,337,065
Machinery - 0.4%
Cummins, Inc.	43,600	3,837,236
Deere & Co. (d)	142,000	10,830,340
		14,667,576
Road & Rail - 1.8%
CSX Corp.	1,002,100	26,004,495
Norfolk Southern Corp.	145,600	12,316,304
Union Pacific Corp.	298,490	23,341,918
		61,662,717
TOTAL INDUSTRIALS		389,030,994
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.7%
Cisco Systems, Inc.	2,124,000	57,677,220
Qualcomm Technologies, Inc.	1,433,500	71,653,498
		129,330,718
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.9%
Alphabet, Inc.:
Class A (a)	94,150	$ 73,249,642
Class C	88,126	66,877,059
Facebook, Inc. Class A (a)	105,000	10,989,300
Twitter, Inc. (a)	450,900	10,433,826
Yahoo!, Inc. (a)	355,039	11,808,597
		173,358,424
IT Services - 5.1%
Cognizant Technology Solutions Corp. Class A (a)	212,500	12,754,250
First Data Corp.	768,522	11,080,550
IBM Corp.	285,600	39,304,272
MasterCard, Inc. Class A	487,400	47,453,264
PayPal Holdings, Inc. (a)	325,100	11,768,620
Visa, Inc. Class A	739,200	57,324,960
		179,685,916
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	185,036	10,698,782
Software - 5.7%
Adobe Systems, Inc. (a)	189,500	17,801,630
Microsoft Corp.	2,373,300	131,670,684
Oracle Corp.	947,900	34,626,787
Salesforce.com, Inc. (a)	197,800	15,507,520
		199,606,621
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,281,507	134,891,427
EMC Corp.	1,492,200	38,319,696
HP, Inc.	330,100	3,908,384
		177,119,507
TOTAL INFORMATION TECHNOLOGY		869,799,968
MATERIALS - 2.9%
Chemicals - 2.8%
E.I. du Pont de Nemours & Co.	306,300	20,399,580
LyondellBasell Industries NV Class A	128,100	11,131,890
Monsanto Co.	439,010	43,251,265
PPG Industries, Inc.	33,100	3,270,942
Syngenta AG (Switzerland)	53,433	20,913,842
		98,967,519
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	455,800	$ 3,085,766
TOTAL MATERIALS		102,053,285
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	1,123,025	51,906,216
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	519,300	14,420,961
TOTAL COMMON STOCKS (Cost $2,948,140,076)		3,477,353,617
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.33% (b)	28,557,615	28,557,615
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	11,245,575	11,245,575
TOTAL MONEY MARKET FUNDS (Cost $39,803,190)		39,803,190
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,987,943,266)		3,517,156,807
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,916,045)
NET ASSETS - 100%		$ 3,508,240,762
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,875
Fidelity Securities Lending Cash Central Fund	74,726
Total	$ 96,601
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 310,949,027	$ 310,949,027	$ -	$ -
Consumer Staples	315,972,720	296,696,965	19,275,755	-
Energy	315,793,812	315,793,812	-	-
Financials	677,519,848	677,519,848	-	-
Health Care	429,906,786	426,726,395	3,180,391	-
Industrials	389,030,994	389,030,994	-	-
Information Technology	869,799,968	858,719,418	11,080,550	-
Materials	102,053,285	81,139,443	20,913,842	-
Telecommunication Services	51,906,216	51,906,216	-	-
Utilities	14,420,961	14,420,961	-	-
Money Market Funds	39,803,190	39,803,190	-	-
Total Investments in Securities:	$ 3,517,156,807	$ 3,462,706,269	$ 54,450,538	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	3.0%
Canada	2.1%
Ireland	1.5%
Israel	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $108,227,113) - See accompanying schedule: Unaffiliated issuers (cost $2,948,140,076)	$ 3,477,353,617
Fidelity Central Funds (cost $39,803,190)	39,803,190
Total Investments (cost $2,987,943,266)		$ 3,517,156,807
Receivable for investments sold		4,820,665
Receivable for fund shares sold		4,257,699
Dividends receivable		4,531,640
Distributions receivable from Fidelity Central Funds		30,614
Prepaid expenses		7,314
Other receivables		29,959
Total assets		3,530,834,698

Liabilities
Payable for investments purchased	$ 5,154,779
Payable for fund shares redeemed	4,124,098
Accrued management fee	1,311,146
Distribution and service plan fees payable	55,613
Other affiliated payables	668,060
Other payables and accrued expenses	34,665
Collateral on securities loaned, at value	11,245,575
Total liabilities		22,593,936

Net Assets		$ 3,508,240,762
Net Assets consist of:
Paid in capital		$ 2,984,434,153
Undistributed net investment income		1,753,473
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,136,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		529,189,325
Net Assets		$ 3,508,240,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($74,558,489 ÷ 4,806,711 shares)	$ 15.51

Maximum offering price per share (100/94.25 of $15.51)	$ 16.46
Class T: Net Asset Value and redemption price per share ($23,799,708 ÷ 1,533,818 shares)	$ 15.52

Maximum offering price per share (100/96.50 of $15.52)	$ 16.08
Class B: Net Asset Value and offering price per share ($657,610 ÷ 42,373 shares)A	$ 15.52

Class C: Net Asset Value and offering price per share ($35,374,970 ÷ 2,306,449 shares)A	$ 15.34

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($3,204,695,967 ÷ 205,162,534 shares)	$ 15.62

Class I: Net Asset Value, offering price and redemption price per share ($166,781,943 ÷ 10,667,255 shares)	$ 15.63

Class Z: Net Asset Value, offering price and redemption price per share ($2,372,075 ÷ 152,303 shares)	$ 15.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Dividends		$ 39,893,332
Income from Fidelity Central Funds		96,601
Total income		39,989,933

Expenses
Management fee	$ 7,871,702
Transfer agent fees	3,443,230
Distribution and service plan fees	365,224
Accounting and security lending fees	509,294
Custodian fees and expenses	35,158
Independent trustees' compensation	7,763
Registration fees	116,257
Audit	29,173
Legal	7,633
Interest	1,504
Miscellaneous	10,420
Total expenses before reductions	12,397,358
Expense reductions	(33,564)	12,363,794
Net investment income (loss)		27,626,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,516,552
Foreign currency transactions	(847)
Total net realized gain (loss)		31,515,705
Change in net unrealized appreciation (depreciation) on: Investment securities	(152,795,306)
Assets and liabilities in foreign currencies	(17,515)
Total change in net unrealized appreciation (depreciation)		(152,812,821)
Net gain (loss)		(121,297,116)
Net increase (decrease) in net assets resulting from operations		$ (93,670,977)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,626,139	$ 52,928,055
Net realized gain (loss)	31,515,705	352,238,859
Change in net unrealized appreciation (depreciation)	(152,812,821)	(177,970,747)
Net increase (decrease) in net assets resulting from operations	(93,670,977)	227,196,167
Distributions to shareholders from net investment income	(52,373,016)	(46,829,535)
Distributions to shareholders from net realized gain	(87,100,140)	(111,240,730)
Total distributions	(139,473,156)	(158,070,265)
Share transactions - net increase (decrease)	75,318,045	(48,371,272)
Total increase (decrease) in net assets	(157,826,088)	20,754,630

Net Assets
Beginning of period	3,666,066,850	3,645,312,220
End of period (including undistributed net investment income of $1,753,473 and undistributed net investment income of $26,500,350, respectively)	$ 3,508,240,762	$ 3,666,066,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mega Cap Stock Fund Class A

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.56	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.10	.18	.18	.17	.13	.07
Net realized and unrealized gain (loss)	(.57)	.71	3.00	2.43	.64	2.28
Total from investment operations	(.47)	.89	3.18	2.60	.77	2.35
Distributions from net investment income	(.18)	(.17)	(.16)	(.14)	(.09)	(.05)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.58)	(.65) J	(.37)	(.14)	(.09)	(.05)
Net asset value, end of period	$ 15.51	$ 16.56	$ 16.32	$ 13.51	$ 11.05	$ 10.37
Total ReturnB, C, D	(2.87)%	5.69%	23.88%	23.78%	7.57%	29.23%
Ratios to Average Net AssetsF, H
Expenses before reductions	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Expenses net of fee waivers, if any	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Expenses net of all reductions	.97%A	1.05%	.96%	.98%	1.02%	1.06%
Net investment income (loss)	1.31%A	1.10%	1.19%	1.37%	1.28%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,558	$ 117,385	$ 77,335	$ 20,336	$ 8,527	$ 4,169
Portfolio turnover rateG	29%A	22%I	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class T

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.09	.16	.14	.14	.10	.05
Net realized and unrealized gain (loss)	(.57)	.70	3.00	2.43	.64	2.29
Total from investment operations	(.48)	.86	3.14	2.57	.74	2.34
Distributions from net investment income	(.16)	(.13)	(.13)	(.11)	(.07)	(.03)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.57) J	(.60)	(.34)	(.11)	(.07)	(.03)
Net asset value, end of period	$ 15.52	$ 16.57	$ 16.31	$ 13.51	$ 11.05	$ 10.38
Total ReturnB, C, D	(2.95)%	5.53%	23.54%	23.44%	7.19%	29.08%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.21%A	1.21%	1.22%	1.26%	1.32%	1.32%
Expenses net of fee waivers, if any	1.21%A	1.20%	1.22%	1.26%	1.32%	1.32%
Expenses net of all reductions	1.20%A	1.20%	1.22%	1.26%	1.32%	1.32%
Net investment income (loss)	1.07%A	.95%	.92%	1.09%	.98%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,800	$ 23,231	$ 15,728	$ 8,377	$ 2,293	$ 1,682
Portfolio turnover rateG	29%A	22%I	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class B

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Income from Investment Operations
Net investment income (loss) E	.04	.07	.06	.07	.05	-J
Net realized and unrealized gain (loss)	(.57)	.72	2.98	2.43	.63	2.28
Total from investment operations	(.53)	.79	3.04	2.50	.68	2.28
Distributions from net investment income	(.06)	(.02)	(.04)	(.04)	(.01)	-
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.46)	(.49)	(.26) L	(.04)	(.01)	-
Net asset value, end of period	$ 15.52	$ 16.51	$ 16.21	$ 13.43	$ 10.97	$ 10.30
Total ReturnB, C, D	(3.25)%	5.04%	22.82%	22.83%	6.62%	28.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.76%A	1.73%	1.78%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.76%A	1.73%	1.78%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.75%A	1.73%	1.78%	1.80%	1.81%	1.82%
Net investment income (loss)	.52%A	.42%	.37%	.55%	.49%	-%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 658	$ 875	$ 919	$ 716	$ 704	$ 764
Portfolio turnover rateG	29%A	22%K	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .005%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.005 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class C

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Income from Investment Operations
Net investment income (loss) E	.05	.07	.06	.07	.05	-I
Net realized and unrealized gain (loss)	(.56)	.71	2.97	2.42	.64	2.27
Total from investment operations	(.51)	.78	3.03	2.49	.69	2.27
Distributions from net investment income	(.09)	(.08)	(.08)	(.04)	(.04)	-
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.50) K	(.55)	(.29)	(.04)	(.04)	-
Net asset value, end of period	$ 15.34	$ 16.35	$ 16.12	$ 13.38	$ 10.93	$ 10.28
Total ReturnB, C, D	(3.19)%	5.05%	22.90%	22.83%	6.74%	28.34%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Expenses net of fee waivers, if any	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Expenses net of all reductions	1.69%A	1.70%	1.71%	1.75%	1.79%	1.81%
Net investment income (loss)	.59%A	.45%	.43%	.59%	.51%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,375	$ 34,790	$ 16,600	$ 7,938	$ 2,845	$ 1,913
Portfolio turnover rateG	29%A	22%J	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.005 per share. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Income from Investment Operations
Net investment income (loss) D	.13	.24	.22	.20	.16	.10
Net realized and unrealized gain (loss)	(.58)	.72	3.02	2.46	.64	2.29
Total from investment operations	(.45)	.96	3.24	2.66	.80	2.39
Distributions from net investment income	(.25)	(.21)	(.19)	(.17)	(.12)	(.07)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.65)	(.68)	(.40)	(.17)	(.12)	(.07)
Net asset value, end of period	$ 15.62	$ 16.72	$ 16.44	$ 13.60	$ 11.11	$ 10.43
Total ReturnB, C	(2.73)%	6.13%	24.18%	24.17%	7.83%	29.61%
Ratios to Average Net AssetsE, G
Expenses before reductions	.68%A	.67%	.68%	.70%	.76%	.79%
Expenses net of fee waivers, if any	.68%A	.67%	.68%	.70%	.76%	.79%
Expenses net of all reductions	.68%A	.67%	.68%	.70%	.75%	.78%
Net investment income (loss)	1.60%A	1.48%	1.47%	1.64%	1.55%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,204,696	$ 3,300,700	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233
Portfolio turnover rateF	29%A	22%H	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class I

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Income from Investment Operations
Net investment income (loss) D	.13	.24	.22	.20	.16	.10
Net realized and unrealized gain (loss)	(.58)	.72	3.02	2.44	.63	2.30
Total from investment operations	(.45)	.96	3.24	2.64	.79	2.40
Distributions from net investment income	(.24)	(.15)	(.18)	(.17)	(.11)	(.09)
Distributions from net realized gain	(.40)	(.47)	(.21)	-	-	-
Total distributions	(.65) J	(.62)	(.40) I	(.17)	(.11)	(.09)
Net asset value, end of period	$ 15.63	$ 16.73	$ 16.39	$ 13.55	$ 11.08	$ 10.40
Total ReturnB, C	(2.74)%	6.11%	24.23%	24.06%	7.77%	29.74%
Ratios to Average Net AssetsE, G
Expenses before reductions	.68%A	.69%	.71%	.74%	.78%	.79%
Expenses net of fee waivers, if any	.68%A	.68%	.71%	.74%	.78%	.79%
Expenses net of all reductions	.68%A	.68%	.71%	.74%	.77%	.78%
Net investment income (loss)	1.60%A	1.47%	1.43%	1.61%	1.53%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,782	$ 186,637	$ 674,416	$ 312,814	$ 175,833	$ 136,768
Portfolio turnover rateF	29%A	22%H	28%	29%	57%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPortfolio turnover rate excludes securities received or delivered in-kind. ITotal distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share. JTotal distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mega Cap Stock Fund Class Z

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 16.40	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.14	.27	.21
Net realized and unrealized gain (loss)	(.59)	.72	2.20
Total from investment operations	(.45)	.99	2.41
Distributions from net investment income	(.27)	(.23)	(.10)
Distributions from net realized gain	(.40)	(.47)	(.21)
Total distributions	(.67)	(.70)	(.32) J
Net asset value, end of period	$ 15.57	$ 16.69	$ 16.40
Total ReturnB, C	(2.71)%	6.33%	17.06%
Ratios to Average Net AssetsE, H
Expenses before reductions	.54%A	.54%	.54%A
Expenses net of fee waivers, if any	.54%A	.54%	.54%A
Expenses net of all reductions	.53%A	.54%	.54%A
Net investment income (loss)	1.74%A	1.61%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,372	$ 2,449	$ 117
Portfolio turnover rateF	29%A	22%I	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to June 30, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

1. Organization.

Fidelity® Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 732,265,285
Gross unrealized depreciation	(218,249,467)
Net unrealized appreciation (depreciation) on securities	$ 514,015,818
Tax cost	$ 3,003,140,989

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $511,860,845 and $573,422,001, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 132,777	$ -
Class T	.25%	.25%	57,466	-
Class B	.75%	.25%	3,876	2,907
Class C	.75%	.25%	171,105	65,242
			$ 365,224	$ 68,149

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,833
Class T	3,083
Class BA	266
Class C A	4,712
$ 23,894

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$ 124,389.23
Class T	24,898.22
Class B	1,041.27
Class C	35,030.20
Mega Cap Stock	3,090,283.20
Class I	167,029.19
Class Z	560.05
	$ 3,443,230

A Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,464 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 79,119,500.34%		$ 1,504

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchase and sales amounts shown in the Purchase and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,334 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,726. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,766 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,773.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
From net investment income
Class A	$ 1,080,757	$ 950,795
Class T	237,462	142,768
Class B	2,701	987
Class C	200,810	106,396
Mega Cap Stock	48,179,153	44,068,113
Class I	2,632,093	1,558,917
Class Z	40,040	1,559
Total	$ 52,373,016	$ 46,829,535
From net realized gain
Class A	$ 2,557,147	$ 2,510,571
Class T	579,751	494,206
Class B	19,784	24,560
Class C	882,477	584,855
Mega Cap Stock	78,620,947	102,921,747
Class I	4,380,245	4,701,472
Class Z	59,789	3,319
Total	$ 87,100,140	$ 111,240,730

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Class A
Shares sold	1,553,080	5,262,936	$ 24,496,561	$ 85,912,467
Reinvestment of distributions	222,669	215,202	3,545,701	3,382,641
Shares redeemed	(4,056,029)	(3,131,094)	(65,008,091)	(51,196,855)
Net increase (decrease)	(2,280,280)	2,347,044	$ (36,965,829)	$ 38,098,253
Class T
Shares sold	296,026	751,262	$ 4,686,130	$ 12,268,310
Reinvestment of distributions	51,248	40,216	811,453	633,071
Shares redeemed	(215,147)	(354,371)	(3,379,287)	(5,807,319)
Net increase (decrease)	132,127	437,107	$ 2,118,296	$ 7,094,062
Class B
Shares sold	2,240	9,844	$ 36,481	$ 158,413
Reinvestment of distributions	1,413	1,621	22,443	25,462
Shares redeemed	(14,248)	(15,153)	(226,102)	(248,719)
Net increase (decrease)	(10,595)	(3,688)	$ (167,178)	$ (64,844)
Class C
Shares sold	400,737	1,409,999	$ 6,272,753	$ 22,764,590
Reinvestment of distributions	68,302	43,387	1,069,779	676,285
Shares redeemed	(289,970)	(355,732)	(4,515,274)	(5,782,952)
Net increase (decrease)	179,069	1,097,654	$ 2,827,258	$ 17,657,923
Mega Cap Stock
Shares sold	37,127,194	107,166,467	$ 590,801,675	$ 1,752,258,464
Reinvestment of distributions	7,313,370	8,630,508	116,495,537	136,563,203
Shares redeemed	(36,670,747)	(92,388,644)A	(591,821,307)	(1,518,515,214)A
Net increase (decrease)	7,769,817	23,408,331	$ 115,475,905	$ 370,306,453

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Class I
Shares sold	1,060,237	22,065,940B	$ 16,610,414	$ 358,328,832B
Reinvestment of distributions	417,290	376,861	6,659,834	5,974,450
Shares redeemed	(1,963,297)	(52,444,350)	(31,329,907)	(848,059,899)
Net increase (decrease)	(485,770)	(30,001,549)	$ (8,059,659)	$ (483,756,617)
Class Z
Shares sold	6,197	143,767	$ 98,333	$ 2,363,066
Reinvestment of distributions	6,283	309	99,829	4,878
Shares redeemed	(6,948)	(4,443)	(108,910)	(74,446)
Net increase (decrease)	5,532	139,633	$ 89,252	$ 2,293,498

A Amount includes in-kind redemptions

B Amount includes in-kind exchanges

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Semiannual Report

Fidelity Mega Cap Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Contents Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Series Growth & Income Fund

Fidelity Series Growth & Income Fund

Class F

Semiannual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Growth & Income Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Series Growth and Income	.63%
Actual		$ 1,000.00	$ 960.60	$ 3.10
HypotheticalA		$ 1,000.00	$ 1,021.97	$ 3.20
Class F	.47%
Actual		$ 1,000.00	$ 961.90	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.77	$ 2.39

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.2	4.5
General Electric Co. *	3.8	3.4
Microsoft Corp. *	3.3	2.9
Apple, Inc.	3.1	3.6
Bank of America Corp.	2.9	2.6
Citigroup, Inc.	2.6	2.7
Procter & Gamble Co.	2.2	2.0
Chevron Corp.	2.2	2.0
Johnson & Johnson	2.1	1.7
Qualcomm Technologies, Inc.	1.9	1.6
	28.3
*Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	22.7
Information Technology	21.1	21.0
Industrials	13.0	12.9
Health Care	12.3	10.5
Energy	9.6	8.9
Asset Allocation (% of fund's net assets)
As of December 31, 2015 *		As of June 30, 2015 **
	Stocks 98.4%		Stocks 98.5%
	Convertible Securities 1.1%		Convertible Securities 1.0%
	Other Investments 0.0%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	11.8%	** Foreign investments	11.8%
Written options	0.0%	Written options	0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.1%
Harley-Davidson, Inc.	153,100	$ 6,949,209
Diversified Consumer Services - 0.2%
H&R Block, Inc.	155,117	5,166,947
ServiceMaster Global Holdings, Inc. (a)	418,400	16,418,016
		21,584,963
Hotels, Restaurants & Leisure - 0.9%
Cedar Fair LP (depositary unit)	8,400	469,056
Dunkin' Brands Group, Inc.	177,900	7,576,761
Las Vegas Sands Corp.	488,400	21,411,456
Yum! Brands, Inc.	677,855	49,517,308
		78,974,581
Household Durables - 0.2%
Tupperware Brands Corp.	339,100	18,870,915
Leisure Products - 0.2%
Mattel, Inc.	668,700	18,168,579
Polaris Industries, Inc.	26,500	2,277,675
		20,446,254
Media - 4.2%
Comcast Corp. Class A	2,604,800	146,988,864
Scripps Networks Interactive, Inc. Class A	864,614	47,735,339
Sinclair Broadcast Group, Inc. Class A (d)	934,523	30,409,378
Time Warner, Inc.	1,569,477	101,498,078
Viacom, Inc. Class B (non-vtg.)	1,113,100	45,815,196
		372,446,855
Multiline Retail - 1.9%
Dillard's, Inc. Class A	34,800	2,286,708
Target Corp.	2,270,175	164,837,407
		167,124,115
Specialty Retail - 1.0%
Lowe's Companies, Inc. (f)	1,252,500	95,240,100
TOTAL CONSUMER DISCRETIONARY		781,636,992
CONSUMER STAPLES - 8.0%
Beverages - 2.8%
Diageo PLC	1,627,008	44,429,943
PepsiCo, Inc.	484,200	48,381,264
The Coca-Cola Co.	3,700,118	158,957,069
		251,768,276
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
CVS Health Corp.	590,700	$ 57,752,739
Wal-Mart Stores, Inc.	96,900	5,939,970
Walgreens Boots Alliance, Inc.	361,393	30,774,421
		94,467,130
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	179,100	14,139,945
Household Products - 2.2%
Procter & Gamble Co.	2,539,400	201,653,754
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	10,200	898,212
Tobacco - 1.7%
British American Tobacco PLC sponsored ADR	472,459	52,183,097
Imperial Tobacco Group PLC	264,958	14,008,908
Philip Morris International, Inc.	1,014,766	89,208,079
		155,400,084
TOTAL CONSUMER STAPLES		718,327,401
ENERGY - 9.5%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	272,900	12,594,335
Ensco PLC Class A	1,396,700	21,495,213
Helmerich & Payne, Inc.	194,000	10,388,700
National Oilwell Varco, Inc.	558,100	18,690,769
Oceaneering International, Inc.	869,730	32,632,270
Schlumberger Ltd.	429,107	29,930,213
		125,731,500
Oil, Gas & Consumable Fuels - 8.1%
Apache Corp.	1,591,941	70,793,616
Cenovus Energy, Inc.	1,212,600	15,336,056
Chevron Corp.	2,212,435	199,030,653
ConocoPhillips Co.	1,006,800	47,007,492
EQT Midstream Partners LP	246,600	18,608,436
Golar LNG Ltd.	712,200	11,245,638
Imperial Oil Ltd.	2,023,100	65,911,215
Kinder Morgan, Inc.	1,828,500	27,281,220
Legacy Reserves LP	1,358,163	2,376,785
MPLX LP	712,639	28,028,092
PrairieSky Royalty Ltd.	1,026,415	16,260,040
Suncor Energy, Inc.	4,677,800	120,756,678
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	1,398,657	$ 35,945,485
Williams Partners LP	2,257,686	62,876,555
		721,457,961
TOTAL ENERGY		847,189,461
FINANCIALS - 22.2%
Banks - 15.2%
Bank of America Corp.	15,562,205	261,911,910
Citigroup, Inc.	4,512,183	233,505,470
Comerica, Inc.	880,000	36,810,400
Commerce Bancshares, Inc.	273,140	11,619,376
Fifth Third Bancorp	1,196,200	24,043,620
JPMorgan Chase & Co.	5,690,254	375,727,470
Lloyds Banking Group PLC	3,663,800	3,942,231
M&T Bank Corp.	316,600	38,365,588
PNC Financial Services Group, Inc.	537,424	51,221,881
Regions Financial Corp.	4,984,900	47,855,040
Standard Chartered PLC (United Kingdom)	2,620,538	21,776,842
SunTrust Banks, Inc.	2,198,700	94,192,308
U.S. Bancorp	2,553,339	108,950,975
UMB Financial Corp.	59,400	2,765,070
Wells Fargo & Co.	850,399	46,227,690
		1,358,915,871
Capital Markets - 5.3%
Ashmore Group PLC (d)	990,200	3,742,806
Charles Schwab Corp. (f)	1,884,381	62,052,666
Franklin Resources, Inc.	331,200	12,194,784
Invesco Ltd.	707,600	23,690,448
KKR & Co. LP	3,357,062	52,336,597
Morgan Stanley	2,133,600	67,869,816
Northern Trust Corp.	1,057,251	76,217,225
Oaktree Capital Group LLC Class A	349,900	16,697,228
PJT Partners, Inc. (a)	1,301	36,805
State Street Corp.	2,117,551	140,520,684
T. Rowe Price Group, Inc.	13,400	957,966
The Blackstone Group LP	781,700	22,856,908
TPG Specialty Lending, Inc.	4,901	79,494
		479,253,427
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.1%
ACE Ltd.	62,500	$ 7,303,125
Marsh & McLennan Companies, Inc.	471,307	26,133,973
MetLife, Inc.	814,087	39,247,134
Principal Financial Group, Inc.	540,300	24,302,694
		96,986,926
Real Estate Investment Trusts - 0.3%
American Tower Corp.	117,900	11,430,405
Crown Castle International Corp.	99,500	8,601,775
First Potomac Realty Trust	79,831	910,073
Sabra Health Care REIT, Inc.	283,700	5,739,251
		26,681,504
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	689,400	6,087,402
Radian Group, Inc.	1,360,464	18,216,613
		24,304,015
TOTAL FINANCIALS		1,986,141,743
HEALTH CARE - 11.6%
Biotechnology - 1.8%
AbbVie, Inc.	713,200	42,249,968
Amgen, Inc.	384,519	62,418,969
Biogen, Inc. (a)	169,400	51,895,690
Intercept Pharmaceuticals, Inc. (a)	48,600	7,258,410
		163,823,037
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	910,649	40,897,247
Ansell Ltd.	560,188	8,681,351
Medtronic PLC	1,182,136	90,929,901
St. Jude Medical, Inc.	176,600	10,908,582
Zimmer Biomet Holdings, Inc.	407,500	41,805,425
		193,222,506
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	149,300	13,328,011
Express Scripts Holding Co. (a)	137,100	11,983,911
McKesson Corp.	421,047	83,043,100
Patterson Companies, Inc.	436,660	19,741,399
		128,096,421
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	545,600	$ 22,811,536
Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	693,300	9,869,656
Bristol-Myers Squibb Co.	209,300	14,397,747
GlaxoSmithKline PLC sponsored ADR	3,273,000	132,065,550
Johnson & Johnson	1,822,870	187,245,206
Novartis AG sponsored ADR	20,030	1,723,381
Sanofi SA	96,446	8,219,299
Shire PLC sponsored ADR	151,000	30,955,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,095,584	137,554,134
Theravance, Inc. (d)	509,900	5,374,346
		527,404,319
TOTAL HEALTH CARE		1,035,357,819
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.2%
Meggitt PLC	605,473	3,344,528
Rolls-Royce Group PLC	1,548,400	13,115,602
The Boeing Co.	849,741	122,864,051
United Technologies Corp.	633,900	60,898,773
		200,222,954
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	387,800	24,051,356
PostNL NV (a)	5,811,215	22,103,683
United Parcel Service, Inc. Class B	1,263,745	121,610,181
		167,765,220
Airlines - 0.2%
Copa Holdings SA Class A	348,638	16,825,270
Building Products - 0.2%
Lennox International, Inc.	119,900	14,975,510
Commercial Services & Supplies - 0.4%
ADT Corp. (d)	984,800	32,478,704
Electrical Equipment - 1.0%
Eaton Corp. PLC	357,100	18,583,484
Emerson Electric Co.	851,800	40,741,594
Hubbell, Inc. Class B	299,903	30,302,199
		89,627,277
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.8%
General Electric Co. (f)	10,829,056	$ 337,325,094
Machinery - 0.7%
CLARCOR, Inc.	18,100	899,208
Cummins, Inc.	88,300	7,771,283
Deere & Co.	281,100	21,439,497
Donaldson Co., Inc.	456,200	13,074,692
IMI PLC	358,600	4,554,304
Pentair PLC	79,200	3,922,776
Xylem, Inc.	277,700	10,136,050
		61,797,810
Professional Services - 0.1%
Nielsen Holdings PLC	156,800	7,306,880
Road & Rail - 2.0%
CSX Corp.	2,596,508	67,379,383
J.B. Hunt Transport Services, Inc.	720,788	52,877,008
Kansas City Southern	333,400	24,894,978
Norfolk Southern Corp.	305,434	25,836,662
Union Pacific Corp.	155,000	12,121,000
		183,109,031
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc. (d)	29,600	5,996,664
Watsco, Inc.	273,847	32,075,699
		38,072,363
TOTAL INDUSTRIALS		1,149,506,113
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 3.3%
Cisco Systems, Inc. (f)	4,685,833	127,243,795
Qualcomm Technologies, Inc.	3,376,900	168,794,347
		296,038,142
Internet Software & Services - 3.4%
Alphabet, Inc.:
Class A (a)	202,609	157,631,828
Class C	173,765	131,866,783
Yahoo!, Inc. (a)	399,342	13,282,115
		302,780,726
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 5.5%
First Data Corp.	1,987,987	$ 28,662,797
First Data Corp. Class A (a)	473,500	7,585,470
IBM Corp.	666,294	91,695,380
MasterCard, Inc. Class A	976,200	95,042,832
Paychex, Inc. (f)	2,125,841	112,435,730
The Western Union Co.	267,100	4,783,761
Unisys Corp. (a)	1,330,910	14,706,556
Visa, Inc. Class A	1,697,000	131,602,350
		486,514,876
Semiconductors & Semiconductor Equipment - 0.4%
Marvell Technology Group Ltd.	462,401	4,078,377
Maxim Integrated Products, Inc.	786,200	29,875,600
Xilinx, Inc.	104,900	4,927,153
		38,881,130
Software - 4.0%
Microsoft Corp. (f)	5,386,117	298,821,771
Oracle Corp.	1,603,869	58,589,335
		357,411,106
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	2,632,260	277,071,688
EMC Corp.	3,672,500	94,309,800
HP, Inc.	843,100	9,982,304
Western Digital Corp.	218,800	13,138,940
		394,502,732
TOTAL INFORMATION TECHNOLOGY		1,876,128,712
MATERIALS - 3.2%
Chemicals - 2.8%
CF Industries Holdings, Inc.	404,000	16,487,240
E.I. du Pont de Nemours & Co.	464,531	30,937,765
LyondellBasell Industries NV Class A	229,300	19,926,170
Monsanto Co.	1,056,921	104,127,857
Potash Corp. of Saskatchewan, Inc.	1,554,100	26,618,610
Syngenta AG (Switzerland)	126,438	49,488,226
		247,585,868
Containers & Packaging - 0.3%
Ball Corp.	26,200	1,905,526
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	129,000	$ 8,133,450
WestRock Co.	355,800	16,231,596
		26,270,572
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	989,300	6,697,561
Paper & Forest Products - 0.0%
International Paper Co.	64,800	2,442,960
TOTAL MATERIALS		282,996,961
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc. (f)	1,725,023	79,730,563
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	1,259,100	34,965,207
PPL Corp.	133,300	4,549,529
		39,514,736
TOTAL COMMON STOCKS (Cost $8,263,441,059)		8,796,530,501
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(g)	81,101	101,376
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00% (a)	240,477	66,297,104
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25% (a)	74,500	6,783,970
TOTAL CONVERTIBLE PREFERRED STOCKS		73,182,450
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	46,164,600	$ 68,056
TOTAL PREFERRED STOCKS (Cost $81,712,067)		73,250,506
Convertible Bonds - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21	$ 4,360,000	3,994,850
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 (g)	2,597,123	2,196,179
9.5% 4/15/19 (e)	5,081,000	5,398,563
Peabody Energy Corp. 4.75% 12/15/41	13,140,000	657,000
		8,251,742
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19	12,910,000	10,965,431
TOTAL CONVERTIBLE BONDS (Cost $33,932,231)		23,212,023
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (b)	55,236,480	$ 55,236,480
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	37,003,995	37,003,995
TOTAL MONEY MARKET FUNDS (Cost $92,240,475)		92,240,475
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $8,471,325,832)		8,985,233,505
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(47,913,516)
NET ASSETS - 100%		$ 8,937,319,989
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Charles Schwab Corp.	1/15/16 - $36.00	2,988	$ 95,614	$ (14,940)
Cisco Systems, Inc.	3/18/16 - $29.00	5,460	223,856	(185,640)
General Electric Co.	3/18/16 - $33.00	16,717	352,555	(476,435)
Lowe's Companies, Inc.	4/15/16 - $85.00	11,931	1,015,667	(662,170)
Microsoft Corp.	3/18/16 - $60.00	8,213	667,053	(591,336)
Paychex, Inc.	1/15/16 - $55.00	3,241	166,910	(40,513)
Verizon Communications, Inc.	3/18/16 - $48.00	3,241	152,324	(123,158)
TOTAL WRITTEN OPTIONS	$ 2,673,979	$ (2,094,192)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,398,563 or 0.1% of net assets.

(f) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $245,152,898.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,297,555 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/15	$ 2,597,123
NJOY, Inc. Series D	2/14/14	$ 1,372,724
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,932
Fidelity Securities Lending Cash Central Fund	342,855
Total	$ 389,787
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 781,738,368	$ 781,636,992	$ -	$ 101,376
Consumer Staples	718,327,401	673,897,458	44,429,943	-
Energy	847,189,461	847,189,461	-	-
Financials	1,986,141,743	1,982,199,512	3,942,231	-
Health Care	1,101,654,923	1,074,884,617	26,770,306	-
Industrials	1,156,358,139	1,136,458,567	19,899,572	-
Information Technology	1,876,128,712	1,847,465,915	28,662,797	-
Materials	282,996,961	233,508,735	49,488,226	-
Telecommunication Services	79,730,563	79,730,563	-	-
Utilities	39,514,736	39,514,736	-	-
Corporate Bonds	23,212,023	-	23,212,023	-
Money Market Funds	92,240,475	92,240,475	-	-
Total Investments in Securities:	$ 8,985,233,505	$ 8,788,727,031	$ 196,405,098	$ 101,376
Derivative Instruments:
Liabilities
Written Options	$ (2,094,192)	$ (2,094,192)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (2,094,192)
Total Value of Derivatives	$ -	$ (2,094,192)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.2%
United Kingdom	3.6%
Canada	2.9%
Israel	1.5%
Ireland	1.2%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,417,695) - See accompanying schedule: Unaffiliated issuers (cost $8,379,085,357)	$ 8,892,993,030
Fidelity Central Funds (cost $92,240,475)	92,240,475
Total Investments (cost $8,471,325,832)		$ 8,985,233,505
Foreign currency held at value (cost $312,758)		312,758
Receivable for investments sold		117,413,903
Receivable for fund shares sold		4,567
Dividends receivable		13,797,568
Interest receivable		181,199
Distributions receivable from Fidelity Central Funds		89,255
Prepaid expenses		19,082
Other receivables		93,388
Total assets		9,117,145,225

Liabilities
Payable for investments purchased	$ 10,692,045
Payable for fund shares redeemed	125,985,726
Accrued management fee	3,389,094
Written options, at value (premium received $2,673,979)	2,094,192
Other affiliated payables	602,396
Other payables and accrued expenses	57,788
Collateral on securities loaned, at value	37,003,995
Total liabilities		179,825,236

Net Assets		$ 8,937,319,989
Net Assets consist of:
Paid in capital		$ 8,475,108,273
Distributions in excess of net investment income		(10,828,255)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,388,195)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		514,428,166
Net Assets		$ 8,937,319,989

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2015 (Unaudited)

Series Growth and Income: Net Asset Value, offering price and redemption price per share ($3,568,373,707 ÷ 286,284,895 shares)	$ 12.46

Class F: Net Asset Value, offering price and redemption price per share ($5,368,946,282 ÷ 430,213,211 shares)	$ 12.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2015 (Unaudited)

Investment Income
Dividends		$ 115,494,366
Interest		755,533
Income from Fidelity Central Funds		389,787
Total income		116,639,686

Expenses
Management fee	$ 20,596,748
Transfer agent fees	3,000,516
Accounting and security lending fees	635,256
Custodian fees and expenses	100,088
Independent trustees' compensation	20,310
Audit	33,434
Legal	18,332
Interest	3,838
Miscellaneous	26,653
Total expenses before reductions	24,435,175
Expense reductions	(102,642)	24,332,533
Net investment income (loss)		92,307,153
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,724,677
Foreign currency transactions	(163,163)
Total net realized gain (loss)		56,561,514
Change in net unrealized appreciation (depreciation) on: Investment securities	(495,604,965)
Assets and liabilities in foreign currencies	(43,017)
Written options	579,787
Total change in net unrealized appreciation (depreciation)		(495,068,195)
Net gain (loss)		(438,506,681)
Net increase (decrease) in net assets resulting from operations		$ (346,199,528)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 92,307,153	$ 182,355,135
Net realized gain (loss)	56,561,514	342,736,689
Change in net unrealized appreciation (depreciation)	(495,068,195)	(27,836,219)
Net increase (decrease) in net assets resulting from operations	(346,199,528)	497,255,605
Distributions to shareholders from net investment income	(143,858,141)	(172,781,038)
Distributions to shareholders from net realized gain	(338,147,916)	(249,011,603)
Total distributions	(482,006,057)	(421,792,641)
Share transactions - net increase (decrease)	311,256,870	107,748,414
Total increase (decrease) in net assets	(516,948,715)	183,211,378

Net Assets
Beginning of period	9,454,268,704	9,271,057,326
End of period (including distributions in excess of net investment income of $10,828,255 and undistributed net investment income of $40,722,733, respectively)	$ 8,937,319,989	$ 9,454,268,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Growth & Income

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 13.58	$ 11.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.25	.24	.09
Net realized and unrealized gain (loss)	(.65)	.43	2.29	1.45
Total from investment operations	(.53)	.68	2.53	1.54
Distributions from net investment income	(.19)	(.24)	(.21)	(.01)
Distributions from net realized gain	(.49)	(.36)	(.27)	-
Total distributions	(.68)	(.59) J	(.48)	(.01)
Net asset value, end of period	$ 12.46	$ 13.67	$ 13.58	$ 11.53
Total ReturnB, C	(3.94)%	5.21%	22.40%	15.41%
Ratios to Average Net AssetsE, H
Expenses before reductions	.63%A	.63%	.66%	.78%A
Expenses net of fee waivers, if any	.63%A	.63%	.66%	.78%A
Expenses net of all reductions	.63%A	.63%	.66%	.77%A
Net investment income (loss)	1.91%A	1.82%	1.87%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,568,374	$ 3,849,841	$ 3,910,455	$ 1,000,854
Portfolio turnover rateF	42%A	40%	53% I	80%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30,2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $.59 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.359 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended December 31, 2015	Years ended June 30,
	(Unaudited)	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.60	$ 11.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.27	.26	.10
Net realized and unrealized gain (loss)	(.64)	.44	2.29	1.45
Total from investment operations	(.51)	.71	2.55	1.55
Distributions from net investment income	(.21)	(.26)	(.23)	(.01)
Distributions from net realized gain	(.49)	(.36)	(.27)	-
Total distributions	(.70)	(.62)	(.49) J	(.01)
Net asset value, end of period	$ 12.48	$ 13.69	$ 13.60	$ 11.54
Total ReturnB, C	(3.81)%	5.37%	22.61%	15.53%
Ratios to Average Net AssetsE, H
Expenses before reductions	.47%A	.47%	.48%	.59%A
Expenses net of fee waivers, if any	.47%A	.47%	.48%	.59%A
Expenses net of all reductions	.46%A	.47%	.48%	.58%A
Net investment income (loss)	2.08%A	1.98%	2.04%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,368,946	$ 5,604,428	$ 5,360,603	$ 1,227,712
Portfolio turnover rateF	42%A	40%	53%I	80%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $.49 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.266 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Growth & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

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3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,217,807,467
Gross unrealized depreciation	(735,935,241)
Net unrealized appreciation (depreciation) on securities	$ 481,872,226
Tax cost	$ 8,503,361,279

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Options - continued

gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options."

During the period, the Fund recognized a change in net unrealized appreciation (depreciation) of $579,787 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	-	$ -
Options Opened	51,791	2,673,979
Options Exercised	-	-
Options Closed	-	-
Options Expired	-	-
Outstanding at end of period	51,791	$ 2,673,979

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,909,958,730 and $1,995,193,896, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Growth & Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Series Growth and Income	$ 3,000,516.16

A Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31,290 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 39,978,600.35%		$ 3,838

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $79,529.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,107 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $342,855. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $64,227 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $262.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $38,153.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2015	Year ended June 30, 2015
From net investment income
Series Growth and Income	$ 55,225,543	$ 67,539,753
Class F	88,632,598	105,241,285
Total	$ 143,858,141	$ 172,781,038
From net realized gain
Series Growth and Income	$ 137,333,169	$ 102,877,130
Class F	200,814,747	146,134,473
Total	$ 338,147,916	$ 249,011,603

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Series Growth and Income
Shares sold	16,192,786	23,010,887	$ 204,690,144	$ 311,637,225
Reinvestment of distributions	14,997,419	12,747,874	192,558,712	170,416,883
Shares redeemed	(26,549,514)	(42,122,480)	(341,793,135)	(572,546,193)
Net increase (decrease)	4,640,691	(6,363,719)	$ 55,455,721	$ (90,492,085)

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2015	Year ended June 30, 2015	Six months ended December 31, 2015	Year ended June 30, 2015
Class F
Shares sold	36,950,071	60,319,132	$ 468,614,493	$ 817,713,355
Reinvestment of distributions	22,535,144	18,770,984	289,447,345	251,375,758
Shares redeemed	(38,617,145)	(63,950,478)	(502,260,689)	(870,848,614)
Net increase (decrease)	20,868,070	15,139,638	$ 255,801,149	$ 198,240,499

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Growth & Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Series Growth & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MHT-SANN-0216
1.951032.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016